AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 4, 2005

                               File No. 333-50545
                                File No. 811-7924
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 10

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 59
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                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-865-5237
                (Name and Complete Address of Agent for Service)

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                            SECURITIES BEING OFFERED:
         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will be come effective:

          Immediately upon filing pursuant to paragraph (b) of Rule 485

     x    on April 8, 2005 pursuant to paragraph (b) of Rule 485

          60 days after filing pursuant to paragraph (a) of rule 485 on _____ pursuant to paragraph (a) of rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

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

                          Lincoln Benefit Life Company
                  Lincoln Benefit Life Variable Annuity Account

                        Supplement, dated April 4, 2005,
                                       to
                  The Consultant I Variable Annuity Prospectus
                                dated May 1, 2004

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable annuity contracts issued by Lincoln Benefit Life Company.

We have received notice that the shareholders of the Strong Opportunity Fund II
- Investor Class and the Strong Mid Cap Growth Fund II - Investor Class ("Strong Portfolios") approved the reorganization of the Strong Portfolios into the Wells Fargo Advantage Opportunity Fund and the Wells Fargo Advantage Discovery Fund ("Wells Fargo Portfolios"), respectively.

On April 8, 2005 ("Conversion Date"), the Strong Opportunity Fund II - Investor Class will be merged into the Wells Fargo Advantage Opportunity Fund, and the Strong Mid Cap Growth Fund II - Investor Class will be merged into the Wells Fargo Advantage Discovery Fund. On the Conversion Date, we will change the name of the Strong Portfolio sub-accounts to reflect the change in the underlying portfolio. Contract owners will receive a confirmation of the transaction reflecting this change.

If you currently have allocations made to the Strong Portfolio sub-accounts through automatic additions, automatic portfolio rebalancing or dollar cost averaging programs, any future allocations will continue to be made to those sub-accounts under their new name as of the Conversion Date.

All reference to the Strong Opportunity Fund II, Inc., Strong Variable Insurance Funds, Inc, and the Strong Portfolios are deleted on page 1 of the prospectus. The following information is added to page 1:

Wells Fargo Variable Trust Funds: Wells Fargo Advantage Discovery Fund , Wells Fargo Advantage Opportunity Fund

The table on page 7 that shows the minimum and maximum total annual operating expenses charged by the Portfolios is deleted in its entirety and replaced by the following:



                                                      Minimum                                     Maximum

Total Annual Portfolio Operating
Expenses(1) (expenses that are
deducted from Portfolio assets,
which may include management fees,
distribution and/or service (12b-1)
fees, and other expenses)(without
waivers or reimbursements)                             0.10%                                       3.89%


(1)Expenses are shown as a percentage of Portfolio average daily net assets before any waiver or reimbursement as of December 31, 2004.


The "Examples" on page 7 are deleted in their entirety and replaced by the following:

Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and Portfolio fees and expenses and assumes no transfers or exchanges were made. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

o Invested $10,000 in the Contract for the time periods indicated, o earned a 5% annual return on your investment,

o surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and,

o elected the Enhanced Death and Income Benefit Riders II (with total Separate Account expenses of 1.80%).


The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.


                                                                1 Year           3 Years          5 Years       10 Years
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses                $1,215           $2,344           $3,362         $5,878
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses                 $825            $1,215           $1,543         $2,554
----------------------------------------------------------------------------------------------------------------------------



Example 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                                1 Year           3 Years          5 Years         10Years
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses                 $618            $1,834            $3,022         $5,878
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses                 $230             $705             $1,203         $2,554
----------------------------------------------------------------------------------------------------------------------------



Explanation of Expense Examples
Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. Examples 1 and 2 assume the election of the Enhanced Death and Income Benefit Riders II (total Separate Account expenses of 1.80%). If these riders were not elected, the expense figures shown would be slightly lower. The Examples reflect the Free Withdrawal amounts, if any, and an annual Contract maintenance charge of $35.

All reference to the Strong Opportunity Fund II, Inc., Strong Variable Insurance Funds, Inc, and the Strong Portfolios are deleted on page 9 of the prospectus. The following information is added to page 9:

-------------------------------------------------------------
Wells Fargo Variable    Wells Fargo Advantage Discovery
  Trust                   Fund , Wells Fargo Advantage
                          Opportunity Fund
-------------------------------------------------------------

The section entitled "Condensed Financial Information" on page 12 is deleted in its entirety and replaced with the following:


CONDENSED FINANCIAL INFORMATION
Attached as Appendix A is a table showing selected information concerning Accumulation Unit Values for each sub-account for 1994 through 2004.
Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Subaccount. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Contract Administration Charge. The financial statements of the sub-accounts comprising the Separate Account as of December 31, 2004, are included in the Statement of Additional Information. Lincoln Benefit's financial statements as of December 31, 2004, are included in the Statement of Additional Information.


The chart on page 17 of the prospectus is deleted in its entirety and replaced by the following:



----------------------------------------------------------------------------------------------------------------------------
Portfolio                                  Portfolio Objective                                 Investment Adviser
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series I (1)   Long-term growth of capital                         A I M Advisors, Inc.
  (1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio - Class O  Long-term capital appreciation                      Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Alger American Income & Growth Portfolio - To provide a high level of dividend
Class O                                    income. Its secondary goal is to
                                           provide capital appreciation.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio  Long-term capital appreciation
  - Class O
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio -   Long-term capital appreciation
  Class O
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Alger American Small Capitalization        Long-term capital appreciation
  Portfolio - Class O
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government         Current income                                      Federated Investment
  Securities II                                                                                  Management Company
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II         High current income
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Federated Capital Income Fund II           High current income and moderate capital            Federated Equity Management
                                             appreciation                                      Company of Pennsylvania

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R)  Variable Insurance Products
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) Portfolio - To obtain high total return with                    Fidelity Management
Initial Class                              reduced risk over & the long term                   Research Company
                                           by allocating its assets among stocks,
                                           bonds, and short-term instruments.
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  Portfolio -      Long-term capital appreciation.
  Initial Class
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -     Reasonable income by investing primarily in
  Initial Class                              income-producing equity securities.  In choosing
                                             these securities, the fund will
                                             also consider the potential for
                                             capital appreciation. The fund's
                                             goal is to achieve a yield which
                                             exceeds the composite yield on the
                                             securities comprising the S&P 500.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial    To achieve capital appreciation.
  Class
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Initial Investment results that correspond to
Class                                      the total  return of common stocks
                                           publicly traded in the United States,
                                           as represented by the Standard &
                                           Poor's 500(SM) Index (S&P 500(R) ).
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio -      As high a level of current income as is
Initial Class                              consistent with preservation of capital
                                           and liquidity by investing in money
                                           market instruments.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Initial  Long-term growth of capital.
  Class
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio -     Long-term capital growth, consistent                     Janus Capital Management
Institutional Shares                        with preservation of capital and                         LLC
                                            balanced by current income.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Bond Portfolio  To obtain maximum total return,
- Institutional Shares  (2)                  consistent with preservation of capital.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio  Long-term growth of capital.
  - Service Shares
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Janus Aspen Series Large Cap Growth         Long-term growth of capital in a manner
Portfolio - Institutional Shares  (2)        consistent with the preservation of
                                            capital.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth            Long-term growth of capital
  Portfolio - Institutional Shares
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth          Long-term growth of capital in a manner
Portfolio - Institutional Shares             consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MFS(R)  Variable Insurance Trust(SM)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series - Initial Class   Long-term growth of capital                      MFS(TM)  Investment Management
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
MFS                                          Investors Trust Series - Initial
                                             Class Long-term growth of capital
                                             with a secondary objective to seek
                                             reasonable current income
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
MFS New Discovery Series - Initial Class     Capital appreciation.
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
MFS Research Series - Initial Class          Long-term growth of capital and future income
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
MFS Total Return Series - Initial Class      To provide above-average income (compared to a
                                             portfolio invested entirely in equity securities)
                                             consistent with the prudent employment of capital
                                             and secondarily to provide a reasonable
                                             opportunity for growth of capital and income.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA    Capital appreciation.                               OppenheimerFunds, Inc.
  - Service Shares
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Premier VIT
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio (3)     Growth of capital and investment income             OpCap Advisors LLC
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio (3)       Capital appreciation
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S.       Maximum total return, consistent with preservation    Pacific Investment
  Dollar-Hedged) - Administrative Shares     of capital and prudent investment management.         Management Company LLC
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -           Maximum total return, consistent with
Administrative Shares                        preservation of capital and prudent investment
                                             management.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income    Capital growth. Current income is a secondary       Putnam Investment
  Fund - Class IB                            objective.                                          Management, LLC
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund -    Long-term growth of capital with                  Salomon Brothers Asset
Class I                                       current income as  a secondary objective          Management Inc
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Scudder SVS I Bond Portfolio - Class A        To provide a high level of income               Deutsche Investment
                                              consistent with a high quality portfolio      Management Americas Inc.
                                              of debt securities
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Scudder SVS I Global Discovery Portfolio -    Above-average capital appreciation
Class A                                       over the long term
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Scudder SVS I Growth and Income Portfolio     Long-term growth of capital, current
- Class A                                     income and growth of income
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Scudder SVS I International Portfolio -       Long-term growth of capital primarily
Class A                                       through diversified holdings of marketable
                                              foreign equity investments
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Scudder SVS II Total Return Portfolio -       High total return, a combination of                  Deutsche Investment
Class A (4)                                    income and capital appreciation                   Management Americas Inc.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STI Classic Variable Trust
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STI Classic Capital Appreciation Fund        Capital appreciation                                Trusco Capital Management,
                                                                                                 Inc.
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
STI Classic International Equity Fund (5)       Long-term capital appreciation
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
STI Classic Value Income Stock Fund          Current income with the secondary goal of capital
                                             appreciation
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - I    Substantial dividend income as well as long-term    T. Rowe Price Associates,
                                             growth of capital.                                  Inc.
----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio - I   Long-term capital appreciation
(6)
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
T. Rowe Price New America Growth Portfolio   Long-term growth of capital
- I
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Series, Inc.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock            Long-term growth of capital                         T. Rowe Price
  Portfolio - I                                                                                  International, Inc.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value            Above-average total return over a market cycle     Van Kampen (7)
Portfolio, Class I                           of three to five years by investing in
                                             common stocks and other equity securities
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth             Capital Growth                                      Van Kampen Asset Management
  Portfolio, Class II
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income             Long-term growth of capital and income.
  Portfolio, Class II
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust Funds
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Discovery Fund (8)        Long-term capital appreciation                      Wells Fargo Funds
                                                                                                 Management, LLC
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Wells Fargo Advantage Opportunity Fund (8)      Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------------

(1) A Fund's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

(2) Effective May 1, 2005, the Janus Aspen Series Flexible Income Portfolio - Institutional Shares and Janus Aspen Series Growth Portfolio - Institutional Shares changed their names to the Janus Aspen Series Flexible Bond Portfolio - Institutional Shares and Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares, respectively.

(3) Effective May 1, 2005, the PAVIT OpCap Balanced Portfolio and PAVIT OpCap Small Cap Portfolio changed their names to the Premier VIT OpCap Balanced Portfolio and Premier VIT OpCap Small Cap Portfolio, respectively.

(4) Effective April 29, 2005, the Scudder SVS I Balanced Portfolio - Class A was reorganized onto the Scudder SVS II Total Return Portfolio - Class A.

(5) Effective September 27, 2002, the STI Classic International Equity Fund is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to September 27, 2002, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6) Effective 5/1/04, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the
     T.  Rowe  Price  Mid-Cap  Growth  Portfolio  -  I  you  may  continue  your investment. If you are currently enrolled in one of our automatic transaction programs, such as Portfolio Rebalancing or Dollar Cost Averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program.

(7)  Morgan  Stanley  Investment   Management  Inc.,  the  adviser  to  the  UIF
     Portfolios, does business in certain instances using the name Van Kampen.

(8) Effective 4/8/05, the Strong Mid Cap Growth Fund II - Investor Class and Strong Opportunity Fund II - Investor Class were reorganized into the Wells Fargo Advantage Discovery Fund and Wells Fargo Advantage Opportunity Fund, respectively.



The first sentence of the first paragraph of the section entitled "Annual Reports and Other Documents" on page 43 of the prospectus is deleted and replaced by the following:

"Lincoln Benefit's annual report on Form 10-K for the year ended December 31, 2004, is incorporated herein by reference, which means that it is legally a part of this prospectus."



The following column is added to the Accumulation Unit Value chart in Appendix
A:


                           Accumulation Unit Values(1)
                                  Basic Policy

Fund                                                                                           Year ending
                                                                                              December 31,
                                                                                                  2004
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series I Sub-Account
   Accumulation Unit Value Beginning                                                                            10.000
   Accumulation Unit Value Ending                                                                               10.821
   Number of Units Outstanding at End of Year                                                                  269,780
Alger American Growth - Class O Sub-Account
   Accumulation Unit Value Beginning                                                                            10.198
   Accumulation Unit Value Ending                                                                               10.625
   Number of Units Outstanding at End of Year                                                                  719,914
Alger American Income & Growth - Class O Sub-Account
   Accumulation Unit Value Beginning                                                                            11.641
   Accumulation Unit Value Ending                                                                               12.398
   Number of Units Outstanding at End of Year                                                                  686,795
Alger American Leveraged AllCap - Class O Sub-Account
         Accumulation Unit Value Beginning                                                                      12.055
         Accumulation Unit Value Ending                                                                         12.881
         Number of Units Outstanding at End of Year                                                            454,884
Alger American MidCap Growth - Class O Sub-Account
         Accumulation Unit Value Beginning                                                                      15.264
         Accumulation Unit Value Ending                                                                         17.040
         Number of Units Outstanding at End of Year                                                            571,188
Alger American Small Capitalization - Class O Sub-Account
         Accumulation Unit Value Beginning                                                                       8.212
         Accumulation Unit Value Ending                                                                          9.454
         Number of Units Outstanding at End of Year                                                            355,278
Federated Capital Income II Sub-Account
         Accumulation Unit Value Beginning                                                                       7.668
         Accumulation Unit Value Ending                                                                          8.325
         Number of Units Outstanding at End of Year                                                            297,389
Federated High Income Bond II Sub-Account
         Accumulation Unit Value Beginning                                                                      10.814
         Accumulation Unit Value Ending                                                                         11.797
         Number of Units Outstanding at End of Year                                                            729,703
Federated for U.S. Government Securities II Sub-Account
         Accumulation Unit Value Beginning                                                                      12.710
         Accumulation Unit Value Ending                                                                         13.005
         Number of Units Outstanding at End of Year                                                          1,136,236
Fidelity VIP Asset Manager(SM) - Initial Class Sub-Account
         Accumulation Unit Value Beginning                                                                      11.186
         Accumulation Unit Value Ending                                                                         11.652
         Number of Units Outstanding at End of Year                                                            437,716
Fidelity VIP Contrafund(R)  - Initial Class Sub-Account
         Accumulation Unit Value Beginning                                                                      12.763
         Accumulation Unit Value Ending                                                                         14.555
         Number of Units Outstanding at End of Year
                                                                                                             1,438,118
Fidelity VIP Equity-Income - Initial Class Sub-Account
         Accumulation Unit Value Beginning                                                                      12.067
         Accumulation Unit Value Ending                                                                         13.291
         Number of Units Outstanding at End of Year
                                                                                                             1,384,897
Fidelity VIP Growth - Initial Class Sub-Account
         Accumulation Unit Value Beginning                                                                      10.215
         Accumulation Unit Value Ending                                                                         10.429
         Number of Units Outstanding at End of Year
                                                                                                             1,091,575
Fidelity VIP Index 500 - Initial Class Sub-Account
         Accumulation Unit Value Beginning                                                                      10.237
         Accumulation Unit Value Ending                                                                         11.183
         Number of Units Outstanding at End of Year
                                                                                                             1,817,054
Fidelity VIP Money Market - Initial Class Sub-Account
         Accumulation Unit Value Beginning                                                                      11.406
         Accumulation Unit Value Ending                                                                         11.401
         Number of Units Outstanding at End of Year
                                                                                                             1,544,840
Fidelity VIP Overseas - Initial Class Sub-Account
         Accumulation Unit Value Beginning                                                                      10.251
         Accumulation Unit Value Ending                                                                         11.504
         Number of Units Outstanding at End of Year                                                            402,967
Janus Aspen Series Mid Cap Growth - Institutional Shares Sub-Account
         Accumulation Unit Value Beginning                                                                      10.443
         Accumulation Unit Value Ending                                                                         12.453
         Number of Units Outstanding at End of Year                                                            642,333
Janus Aspen Series Balanced - Institutional Shares Sub-Account
         Accumulation Unit Value Beginning                                                                      13.832
         Accumulation Unit Value Ending                                                                         14.825
         Number of Units Outstanding at End of Year
                                                                                                             1,365,759
Janus Aspen Series Flexible Bond - Institutional Shares Sub-Account  (3)
         Accumulation Unit Value Beginning                                                                      13.166
         Accumulation Unit Value Ending                                                                         13.519
         Number of Units Outstanding at End of Year                                                            527,949
Janus Aspen Series Large Cap Growth - Institutional Shares Sub-Account  (3)
         Accumulation Unit Value Beginning                                                                       9.984
         Accumulation Unit Value Ending                                                                         10.306
         Number of Units Outstanding at End of Year
                                                                                                             1,041,507
Janus Aspen Series Foreign Stock - Service Shares Sub-Account  (2)(5)
         Accumulation Unit Value Beginning                                                                      10.226
         Accumulation Unit Value Ending                                                                         11.939
         Number of Units Outstanding at End of Year                                                            152,105
Janus Aspen Series Worldwide Growth - Institutional Shares Sub-Account
         Accumulation Unit Value Beginning                                                                       9.971
         Accumulation Unit Value Ending                                                                         10.318
         Number of Units Outstanding at End of Year
                                                                                                             1,193,225
LSA Balanced (2)(4)
         Accumulation Unit Value Beginning
         Accumulation Unit Value Ending
         Number of Units Outstanding at End of Year
MFS Emerging Growth - Initial Class Sub-Account
         Accumulation Unit Value Beginning                                                                       8.995
         Accumulation Unit Value Ending                                                                         10.035
         Number of Units Outstanding at End of Year                                                            231,814
MFS Investors Trust - Initial Class Sub-Account
         Accumulation Unit Value Beginning                                                                       9.091
         Accumulation Unit Value Ending                                                                          9.998
         Number of Units Outstanding at End of Year                                                            244,156
MFS New Discovery - Initial Class Sub-Account
         Accumulation Unit Value Beginning                                                                      15.738
         Accumulation Unit Value Ending                                                                         16.556
         Number of Units Outstanding at End of Year                                                            232,616
MFS Research - Initial Class Sub-Account
         Accumulation Unit Value Beginning                                                                       9.100
         Accumulation Unit Value Ending                                                                         10.412
         Number of Units Outstanding at End of Year                                                            189,969
MFS Total Return - Initial Class Sub-Account
         Accumulation Unit Value Beginning                                                                      13.180
         Accumulation Unit Value Ending                                                                         14.490
         Number of Units Outstanding at End of Year
                                                                                                             1,033,566
Premier VIT OpCap Balanced Sub-Account (2)(5)
         Accumulation Unit Value Beginning                                                                      10.000
         Accumulation Unit Value Ending                                                                         10.812
         Number of Units Outstanding at End of Year                                                            129,223
Premier VIT OpCap Small Cap Sub-Account (2)(5)
         Accumulation Unit Value Beginning                                                                      10.143
         Accumulation Unit Value Ending                                                                         11.809
         Number of Units Outstanding at End of Year                                                            274,798
Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account  (2)
         Accumulation Unit Value Beginning                                                                      11.178
         Accumulation Unit Value Ending                                                                         13.157
         Number of Units Outstanding at End of Year                                                            347,171
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account
(2)
         Accumulation Unit Value Beginning                                                                      10.669
         Accumulation Unit Value Ending                                                                         11.122
         Number of Units Outstanding at End of Year                                                            347,113
PIMCO VIT Total Return - Administrative Shares Sub-Account  (2)
         Accumulation Unit Value Beginning                                                                      10.951
         Accumulation Unit Value Ending                                                                         11.343
         Number of Units Outstanding at End of Year
                                                                                                             1,060,049
Putnam VT International Growth and Income - Class IB Sub-Account
         Accumulation Unit Value Beginning                                                                      11.161
         Accumulation Unit Value Ending                                                                         13.335
         Number of Units Outstanding at End of Year                                                             89,040
Salomon Brothers Variable Investors - Class I Sub-Account
         Accumulation Unit Value Beginning                                                                      10.000
         Accumulation Unit Value Ending                                                                         10.954
         Number of Units Outstanding at End of Year                                                             60,840
Scudder SVS II Total Return - Class A Sub-Account (6)
         Accumulation Unit Value Beginning
         Accumulation Unit Value Ending
         Number of Units Outstanding at End of Year
Scudder SVS I Bond - Class A Sub-Account
         Accumulation Unit Value Beginning                                                                      12.535
         Accumulation Unit Value Ending                                                                         13.046
         Number of Units Outstanding at End of Year                                                            507,579
Scudder SVS I Global Discovery - Class A Sub-Account
         Accumulation Unit Value Beginning                                                                      14.317
         Accumulation Unit Value Ending                                                                         17.440
         Number of Units Outstanding at End of Year                                                            176,147
Scudder SVS I Growth and Income - Class A Sub-Account
         Accumulation Unit Value Beginning                                                                       8.871
         Accumulation Unit Value Ending                                                                          9.651
         Number of Units Outstanding at End of Year                                                            150,151
Scudder SVS I International - Class A Sub-Account
         Accumulation Unit Value Beginning                                                                       8.507
         Accumulation Unit Value Ending                                                                          9.790
         Number of Units Outstanding at End of Year                                                            121,969
STI Classic Capital Appreciation Sub-Account
         Accumulation Unit Value Beginning                                                                       8.653
         Accumulation Unit Value Ending                                                                          9.123
         Number of Units Outstanding at End of Year                                                             60,421
STI Classic International Equity Sub-Account (7)
         Accumulation Unit Value Beginning                                                                       8.914
         Accumulation Unit Value Ending                                                                         10.506
         Number of Units Outstanding at End of Year                                                              5,874
STI Classic Value Income Stock Sub-Account
         Accumulation Unit Value Beginning                                                                       9.168
         Accumulation Unit Value Ending                                                                         10.439
         Number of Units Outstanding at End of Year                                                            192,125
Strong Opportunity II - Investor Class Sub-Account
         Accumulation Unit Value(1) Beginning                                                                   14.263
         Accumulation Unit Value Ending                                                                         16.652
         Number of Units Outstanding at End of Year                                                            374,321
T. Rowe Price Equity Income - I Sub-Account
         Accumulation Unit Value Beginning                                                                      13.140
         Accumulation Unit Value Ending                                                                         14.913
         Number of Units Outstanding at End of Year                                                            895,153
T. Rowe Price International Stock - I Sub-Account
         Accumulation Unit Value Beginning                                                                       9.201
         Accumulation Unit Value Ending                                                                         10.338
         Number of Units Outstanding at End of Year                                                            264,060
T. Rowe Price Mid-Cap Growth - I Sub-Account (8)
         Accumulation Unit Value Beginning                                                                      15.505
         Accumulation Unit Value Ending                                                                         18.121
         Number of Units Outstanding at End of Year                                                            586,887
T. Rowe Price New America Growth - I Sub-Account
         Accumulation Unit Value Beginning                                                                       9.090
         Accumulation Unit Value Ending                                                                          9.995
         Number of Units Outstanding at End of Year                                                            173,326
Van Kampen LIT Aggressive Growth, Class II Sub-Account  (2)
         Accumulation Unit Value Beginning                                                                      10.000
         Accumulation Unit Value Ending                                                                         11.156
         Number of Units Outstanding at End of Year                                                             44,940
Van Kampen LIT Growth and Income, Class II Sub-Account  (2)
         Accumulation Unit Value Beginning                                                                      10.293
         Accumulation Unit Value Ending                                                                         11.600
         Number of Units Outstanding at End of Year                                                            354,336
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account  (2)(9)
         Accumulation Unit Value Beginning                                                                      10.000
         Accumulation Unit Value Ending                                                                         11.333
         Number of Units Outstanding at End of Year                                                            309,322
Wells Fargo Advantage Discovery Sub-Account (10)
         Accumulation Unit Value Beginning                                                                           --
         Accumulation Unit Value Ending                                                                              --
         Number of Units Outstanding at End of Year                                                                  --
Wells Fargo Advantage Opportunity Sub-Account (10)                                                                   --
         Accumulation Unit Value Beginning                                                                           --
         Accumulation Unit Value Ending                                                                              --
         Number of Units Outstanding at End of Year                                                                  --
-----------------------------------------------------------------------------------------------------------------------





                                                      Accumulation Unit Values(1)
                                      Basic Policy plus Death Benefit and Income Benefit Rider II

Fund                                                                                   Year ending
                                                                                      December 31,
                                                                                          2004
--------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series I Sub-Account
   Accumulation Unit Value Beginning                                                                   10.000
   Accumulation Unit Value Ending                                                                      10.781
   Number of Units Outstanding at End of Year
                                                                                                      244,914
Alger American Growth - Class O Sub-Account
   Accumulation Unit Value Beginning                                                                    6.175
   Accumulation Unit Value Ending                                                                       6.398
   Number of Units Outstanding at End of Year
                                                                                                      439,952
Alger American Income & Growth - Class O Sub-Account
   Accumulation Unit Value Beginning                                                                    6.738
   Accumulation Unit Value Ending                                                                       7.137
   Number of Units Outstanding at End of Year
                                                                                                      396,418
Alger American Leveraged AllCap - Class O Sub-Account
   Accumulation Unit Value Beginning                                                                    5.447
   Accumulation Unit Value Ending                                                                       5.788
   Number of Units Outstanding at End of Year
                                                                                                      727,607
Alger American MidCap Growth - Class O Sub-Account
   Accumulation Unit Value Beginning                                                                    8.703
   Accumulation Unit Value Ending                                                                       9.663
   Number of Units Outstanding at End of Year
                                                                                                      999,864
Alger American Small Capitalization - Class O Sub-Account
   Accumulation Unit Value Beginning                                                                    5.060
   Accumulation Unit Value Ending                                                                       5.793
   Number of Units Outstanding at End of Year
                                                                                                      359,793
Federated Capital Income II Sub-Account
   Accumulation Unit Value Beginning                                                                    6.855
   Accumulation Unit Value Ending                                                                       7.401
   Number of Units Outstanding at End of Year                                                          76,744
Federated High Income Bond II Sub-Account
   Accumulation Unit Value Beginning                                                                   10.941
   Accumulation Unit Value Ending                                                                      11.870
   Number of Units Outstanding at End of Year                                                         444,657
Federated for U.S. Government Securities II Sub-Account
   Accumulation Unit Value Beginning                                                                   12.006
   Accumulation Unit Value Ending                                                                      12.218
   Number of Units Outstanding at End of Year
                                                                                                      605,532
Fidelity VIP Asset Manager(SM) - Initial Class Sub-Account
   Accumulation Unit Value Beginning                                                                    9.379
   Accumulation Unit Value Ending                                                                       9.716
   Number of Units Outstanding at End of Year                                                         181,632
Fidelity VIP Contrafund(R)  - Initial Class Sub-Account
   Accumulation Unit Value Beginning                                                                    9.078
   Accumulation Unit Value Ending                                                                      10.296
   Number of Units Outstanding at End of Year
                                                                                                    1,158,838
Fidelity VIP Equity-Income - Initial Class Sub-Account
   Accumulation Unit Value Beginning                                                                   10.759
   Accumulation Unit Value Ending                                                                      11.786
   Number of Units Outstanding at End of Year
                                                                                                      434,981
Fidelity VIP Growth - Initial Class Sub-Account
   Accumulation Unit Value Beginning                                                                    6.080
   Accumulation Unit Value Ending                                                                       6.173
   Number of Units Outstanding at End of Year
                                                                                                      939,071
Fidelity VIP Index 500 - Initial Class Sub-Account
   Accumulation Unit Value Beginning                                                                    7.516
   Accumulation Unit Value Ending                                                                       8.166
   Number of Units Outstanding at End of Year
                                                                                                    1,444,339
Fidelity VIP Money Market - Initial Class Sub-Account
   Accumulation Unit Value Beginning                                                                   10.373
   Accumulation Unit Value Ending                                                                      10.311
   Number of Units Outstanding at End of Year
                                                                                                      618,241
Fidelity VIP Overseas - Initial Class Sub-Account
   Accumulation Unit Value Beginning                                                                    7.208
   Accumulation Unit Value Ending                                                                       8.045
   Number of Units Outstanding at End of Year
                                                                                                      382,839
Janus Aspen Series Mid Cap Growth - Institutional Shares Sub-Account
   Accumulation Unit Value Beginning                                                                    3.715
   Accumulation Unit Value Ending                                                                       4.405
   Number of Units Outstanding at End of Year
                                                                                                      466,868
Janus Aspen Series Balanced - Institutional Shares Sub-Account
   Accumulation Unit Value Beginning                                                                    9.267
   Accumulation Unit Value Ending                                                                       9.878
   Number of Units Outstanding at End of Year
                                                                                                      705,500
Janus Aspen Series Flexible Bond - Institutional Shares Sub-Account (3)
   Accumulation Unit Value Beginning                                                                   12.480
   Accumulation Unit Value Ending                                                                      12.743
   Number of Units Outstanding at End of Year
                                                                                                      312,969
Janus Aspen Series Large Cap Growth - Institutional Shares Sub-Account (3)
   Accumulation Unit Value Beginning                                                                    5.746
   Accumulation Unit Value Ending                                                                       5.898
   Number of Units Outstanding at End of Year
                                                                                                      275,805
Janus Aspen Series Foreign Stock - Service Shares Sub-Account (2)(5)
   Accumulation Unit Value Beginning                                                                   10.132
   Accumulation Unit Value Ending                                                                      11.765
   Number of Units Outstanding at End of Year                                                          71,988
Janus Aspen Series Worldwide Growth - Institutional Shares Sub-Account
   Accumulation Unit Value Beginning                                                                    5.558
   Accumulation Unit Value Ending                                                                       5.719
   Number of Units Outstanding at End of Year
                                                                                                      414,342
LSA Balanced (2)(4)
   Accumulation Unit Value Beginning
   Accumulation Unit Value Ending
   Number of Units Outstanding at End of Year
MFS Emerging Growth - Initial Class Sub-Account
   Accumulation Unit Value Beginning                                                                    4.432
   Accumulation Unit Value Ending                                                                       4.917
   Number of Units Outstanding at End of Year
                                                                                                      274,686
MFS Investors Trust - Initial Class Sub-Account
   Accumulation Unit Value Beginning                                                                    7.567
   Accumulation Unit Value Ending                                                                       8.276
   Number of Units Outstanding at End of Year
                                                                                                      136,211
MFS New Discovery - Initial Class Sub-Account
   Accumulation Unit Value Beginning                                                                    7.374
   Accumulation Unit Value Ending                                                                       7.715
   Number of Units Outstanding at End of Year
                                                                                                      623,501
MFS Research - Initial Class Sub-Account
   Accumulation Unit Value Beginning                                                                    6.227
   Accumulation Unit Value Ending                                                                       7.085
   Number of Units Outstanding at End of Year                                                          53,593
MFS Total Return - Initial Class Sub-Account
   Accumulation Unit Value Beginning                                                                   11.736
   Accumulation Unit Value Ending                                                                      12.832
   Number of Units Outstanding at End of Year
                                                                                                      590,723
Premier VIT OpCap Balanced Sub-Account (2)(5)
   Accumulation Unit Value Beginning                                                                   10.000
   Accumulation Unit Value Ending                                                                      10.772
   Number of Units Outstanding at End of Year                                                          91,944
Premier VIT OpCap Small Cap Sub-Account (2)
   Accumulation Unit Value Beginning                                                                   10.051
   Accumulation Unit Value Ending                                                                      11.637
   Number of Units Outstanding at End of Year
                                                                                                      244,720
Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account (2)
   Accumulation Unit Value Beginning                                                                   11.076
   Accumulation Unit Value Ending                                                                      12.965
   Number of Units Outstanding at End of Year
                                                                                                      323,468
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account
(2)
   Accumulation Unit Value Beginning                                                                   10.571
   Accumulation Unit Value Ending                                                                      10.960
   Number of Units Outstanding at End of Year
                                                                                                      100,873
PIMCO VIT Total Return - Administrative Shares Sub-Account (2)
   Accumulation Unit Value Beginning                                                                   10.851
   Accumulation Unit Value Ending                                                                      11.178
   Number of Units Outstanding at End of Year
                                                                                                      604,097
Putnam VT International Growth and Income - Class IB Sub-Account
   Accumulation Unit Value Beginning                                                                   11.059
   Accumulation Unit Value Ending                                                                      13.141
   Number of Units Outstanding at End of Year                                                          58,105
Salomon Brothers Variable Investors - Class I Sub-Account (3)
   Accumulation Unit Value Beginning                                                                   10.000
   Accumulation Unit Value Ending                                                                      10.913
   Number of Units Outstanding at End of Year                                                          47,102
Scudder SVS II Total Return - Class A Sub-Account (6)
   Accumulation Unit Value Beginning
   Accumulation Unit Value Ending
   Number of Units Outstanding at End of Year
Scudder SVS I Bond - Class A Sub-Account
   Accumulation Unit Value Beginning                                                                   12.026
   Accumulation Unit Value Ending                                                                      12.447
   Number of Units Outstanding at End of Year
                                                                                                      242,774
Scudder SVS I Global Discovery - Class A Sub-Account
   Accumulation Unit Value Beginning                                                                    7.780
   Accumulation Unit Value Ending                                                                       9.425
   Number of Units Outstanding at End of Year
                                                                                                      254,808
Scudder SVS I Growth and Income - Class A Sub-Account
   Accumulation Unit Value Beginning                                                                    7.849
   Accumulation Unit Value Ending                                                                       8.492
   Number of Units Outstanding at End of Year                                                          99,749
Scudder SVS I International - Class A Sub-Account
   Accumulation Unit Value Beginning                                                                    5.948
   Accumulation Unit Value Ending                                                                       6.808
   Number of Units Outstanding at End of Year
                                                                                                      174,503
STI Classic Capital Appreciation Sub-Account
   Accumulation Unit Value Beginning                                                                    7.992
   Accumulation Unit Value Ending                                                                       8.380
   Number of Units Outstanding at End of Year                                                          63,858
STI Classic International Equity Sub-Account (7)
   Accumulation Unit Value Beginning                                                                    8.093
   Accumulation Unit Value Ending                                                                       9.486
   Number of Units Outstanding at End of Year                                                             182
STI Classic Value Income Stock Sub-Account
   Accumulation Unit Value Beginning                                                                   11.201
   Accumulation Unit Value Ending                                                                      12.683
   Number of Units Outstanding at End of Year
                                                                                                      100,258
Strong Opportunity II - Investor Class Sub-Account
   Accumulation Unit Value(1) Beginning                                                                 9.284
   Accumulation Unit Value Ending                                                                      10.780
   Number of Units Outstanding at End of Year
                                                                                                      454,476
T. Rowe Price Equity Income - I Sub-Account
   Accumulation Unit Value Beginning                                                                   12.073
   Accumulation Unit Value Ending                                                                      13.627
   Number of Units Outstanding at End of Year
                                                                                                      761,565
T. Rowe Price International Stock - I Sub-Account
   Accumulation Unit Value Beginning                                                                    6.716
   Accumulation Unit Value Ending                                                                       7.505
   Number of Units Outstanding at End of Year
                                                                                                      176,753
T. Rowe Price Mid-Cap Growth - I Sub-Account (8)
   Accumulation Unit Value Beginning                                                                   10.288
   Accumulation Unit Value Ending                                                                      11.957
   Number of Units Outstanding at End of Year
                                                                                                      675,635
T. Rowe Price New America Growth - I Sub-Account
   Accumulation Unit Value Beginning                                                                    7.284
   Accumulation Unit Value Ending                                                                       7.933
   Number of Units Outstanding at End of Year
                                                                                                      120,707
Van Kampen LIT Aggressive Growth, Class II Sub-Account (2)
   Accumulation Unit Value Beginning                                                                   10.000
   Accumulation Unit Value Ending                                                                      11.114
   Number of Units Outstanding at End of Year                                                          77,019
Van Kampen LIT Growth and Income, Class II Sub-Account (2)
   Accumulation Unit Value Beginning                                                                   10.199
   Accumulation Unit Value Ending                                                                      11.431
   Number of Units Outstanding at End of Year
                                                                                                      238,529
Van Kampen UIF U.S. Mid Cap Value, Class I Sub-Account (2)(9)
   Accumulation Unit Value Beginning                                                                   10.000
   Accumulation Unit Value Ending                                                                      11.290
   Number of Units Outstanding at End of Year
                                                                                                      220,091
Wells Fargo Advantage Discovery Sub-Account (10)
   Accumulation Unit Value Beginning                                                                        --
   Accumulation Unit Value Ending                                                                           --
   Number of Units Outstanding at End of Year                                                               --
Wells Fargo Advantage Opportunity Sub-Account (10)
   Accumulation Unit Value Beginning                                                                        --
   Accumulation Unit Value Ending                                                                           --
   Number of Units Outstanding at End of Year                                                               --
--------------------------------------------------------------------------------------------------------------



The "Experts" section in the Statement of Additional Information is deleted in its entirety and replaced with the following:



EXPERTS

     The financial statements of Lincoln Benefit Life Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the related financial statement schedules included in this Statement of Additional Information and incorporated by reference in this prospectus from the Lincoln Benefit Life Company Annual Report on Form 10-K for the year ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included and incorporated by reference herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements of the sub-accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The "Financial Statements " section in the Statement of Additional Information is deleted in its entirety and replaced with the following:

FINANCIAL STATEMENTS

The financial statements of the sub-accounts comprising the Separate Account as of December 31, 2004, and for the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and related financial statement schedules and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and financial statement schedules of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contacts.

The following columns are added to the "Accumulation Unit Values" chart in the Statement of Additional Information:

                    Accumulation Unit Values
             Basic Policy plus Death Benefit Rider

                                                    Year ending
Subaccount                                         December 31,
                                                       2004
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                        $10.000
Accumulation Unit Value Ending                           $10.806
Number of Units Outstanding at End of Year               105,095

Alger American Growth - Class O
Accumulation Unit Value Beginning                        $10.089
Accumulation Unit Value Ending                           $10.490
Number of Units Outstanding at End of Year               311,988

Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                        $11.516
Accumulation Unit Value Ending                           $12.241
Number of Units Outstanding at End of Year               425,601

Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                        $11.927
Accumulation Unit Value Ending                           $12.717
Number of Units Outstanding at End of Year               167,237

Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                        $15.100
Accumulation Unit Value Ending                           $16.824
Number of Units Outstanding at End of Year               253,128

Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                         $8.124
Accumulation Unit Value Ending                            $9.334
Number of Units Outstanding at End of Year               311,336

Federated High Income Bond II
Accumulation Unit Value Beginning                        $10.698
Accumulation Unit Value Ending                           $11.647
Number of Units Outstanding at End of Year               312,748

Federated U.S. Goverment Securities II
Accumulation Unit Value Beginning                        $12.574
Accumulation Unit Value Ending                           $12.840
Number of Units Outstanding at End of Year               486,928

Federated Capital Income II
Accumulation Unit Value Beginning                         $7.586
Accumulation Unit Value Ending                            $8.219
Number of Units Outstanding at End of Year               131,886

Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                        $11.067
Accumulation Unit Value Ending                           $11.504
Number of Units Outstanding at End of Year               135,064

Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                        $12.626
Accumulation Unit Value Ending                           $14.370
Number of Units Outstanding at End of Year               795,462

Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                        $11.938
Accumulation Unit Value Ending                           $13.123
Number of Units Outstanding at End of Year               642,647

Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                        $10.106
Accumulation Unit Value Ending                           $10.297
Number of Units Outstanding at End of Year               475,294

Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                        $10.128
Accumulation Unit Value Ending                           $11.042
Number of Units Outstanding at End of Year             1,204,079

Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                        $11.284
Accumulation Unit Value Ending                           $11.256
Number of Units Outstanding at End of Year               627,640

Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                        $10.141
Accumulation Unit Value Ending                           $11.358
Number of Units Outstanding at End of Year               133,210

Janus Aspen Series Mid Cap Growth - Institutional
Shares
Accumulation Unit Value Beginning                        $10.331
Accumulation Unit Value Ending                           $12.295
Number of Units Outstanding at End of Year               397,665

Janus Aspen Series Balanced - Institutional Shares
Accumulation Unit Value Beginning                        $13.684
Accumulation Unit Value Ending                           $14.637
Number of Units Outstanding at End of Year               813,548

Janus Aspen Series Flexible Bond- Institutional
Shares
Accumulation Unit Value Beginning                        $13.026
Accumulation Unit Value Ending                           $13.347
Number of Units Outstanding at End of Year               319,960

Janus Aspen Series Large Cap Growth -
Institutional Shares
Accumulation Unit Value Beginning                         $9.877
Accumulation Unit Value Ending                           $10.175
Number of Units Outstanding at End of Year               528,557

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                        $10.191
Accumulation Unit Value Ending                           $11.875
Number of Units Outstanding at End of Year                38,184

Janus Aspen Series Worldwide Growth -
Institutional Shares
Accumulation Unit Value Beginning                         $9.864
Accumulation Unit Value Ending                           $10.187
Number of Units Outstanding at End of Year               540,179

LSA Balanced
Accumulation Unit Value Beginning                        $11.037
Accumulation Unit Value Ending                           $11.163
Number of Units Outstanding at End of Year                     0

MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning
Accumulation Unit Value Ending
Number of Units Outstanding at End of Year

MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                         $8.899
Accumulation Unit Value Ending                            $9.908
Number of Units Outstanding at End of Year                77,890

MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                         $8.994
Accumulation Unit Value Ending                            $9.871
Number of Units Outstanding at End of Year               166,320

MFS Research - Initial Class
Accumulation Unit Value Beginning                        $15.570
Accumulation Unit Value Ending                           $16.346
Number of Units Outstanding at End of Year               104,037

MFS Total Return - Initial Class
Accumulation Unit Value Beginning                         $9.003
Accumulation Unit Value Ending                           $10.280
Number of Units Outstanding at End of Year               104,339

PREMIER VIT OpCap Balanced
Accumulation Unit Value Beginning                        $11.456
Accumulation Unit Value Ending                           $10.715
Number of Units Outstanding at End of Year                37,586

PREMIER VIT OpCap SmallCap
Accumulation Unit Value Beginning                        $10.000
Accumulation Unit Value Ending                           $10.798
Number of Units Outstanding at End of Year                59,439

Oppenheimer Main Street Small Cap Fund/VA -
Service Shares
Accumulation Unit Value Beginning                        $10.110
Accumulation Unit Value Ending                           $11.746
Number of Units Outstanding at End of Year               101,370

PIMCO VIT Foreign Bond - Administrative Shares
Accumulation Unit Value Beginning                        $11.141
Accumulation Unit Value Ending                           $13.087
Number of Units Outstanding at End of Year               106,022

PIMCO VIT Total Return - Administrative Shares
Accumulation Unit Value Beginning                        $10.633
Accumulation Unit Value Ending                           $11.063
Number of Units Outstanding at End of Year                64,555

Putnam VT International Growth and Income - Class
IB
Accumulation Unit Value Beginning                        $10.915
Accumulation Unit Value Ending                           $11.283
Number of Units Outstanding at End of Year               496,866

Salomon Brothers Variable Investors - Class I
Accumulation Unit Value Beginning                        $11.124
Accumulation Unit Value Ending                           $13.264
Number of Units Outstanding at End of Year                60,246

Scudder SVS I Balanced - Class A
Accumulation Unit Value Beginning                        $10.000
Accumulation Unit Value Ending                           $10.939
Number of Units Outstanding at End of Year                16,313

Scudder SVS I Bond - Class A
Accumulation Unit Value Beginning                        $10.906
Accumulation Unit Value Ending                           $11.446
Number of Units Outstanding at End of Year               227,371

Scudder SVS I Global Discovery - Class A
Accumulation Unit Value Beginning                        $12.401
Accumulation Unit Value Ending                           $12.880
Number of Units Outstanding at End of Year               192,033

Scudder SVS I Growth and Income - Class A
Accumulation Unit Value Beginning                        $14.164
Accumulation Unit Value Ending                           $17.220
Number of Units Outstanding at End of Year                71,497

Scudder SVS I International - Class A
Accumulation Unit Value Beginning                         $8.776
Accumulation Unit Value Ending                            $9.528
Number of Units Outstanding at End of Year                80,031

Scudder SVS II Total Return - Class A
Accumulation Unit Value Beginning                             --
Accumulation Unit Value Ending                                --
Number of Units Outstanding at End of Year                    --

STI Classic Capital Appreciation
Accumulation Unit Value Beginning                         $8.416
Accumulation Unit Value Ending                            $9.666
Number of Units Outstanding at End of Year                60,597

STI Classic International Equity
Accumulation Unit Value Beginning                         $8.573
Accumulation Unit Value Ending                            $9.020
Number of Units Outstanding at End of Year                62,996

STI Classic Value Income Stock
Accumulation Unit Value Beginning                         $8.831
Accumulation Unit Value Ending                           $10.388
Number of Units Outstanding at End of Year                 1,785

Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                         $9.083
Accumulation Unit Value Ending                           $10.321
Number of Units Outstanding at End of Year                54,649

Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                         $9.953
Accumulation Unit Value Ending                           $11.689
Number of Units Outstanding at End of Year               124,471

T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                        $14.110
Accumulation Unit Value Ending                           $16.441
Number of Units Outstanding at End of Year               224,911

T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                        $13.000
Accumulation Unit Value Ending                           $14.724
Number of Units Outstanding at End of Year               637,860

T. Rowe Price Mid-Cap Growth - I
Accumulation Unit Value Beginning                         $9.102
Accumulation Unit Value Ending                           $10.207
Number of Units Outstanding at End of Year               108,187

T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                        $15.340
Accumulation Unit Value Ending                           $17.892
Number of Units Outstanding at End of Year               398,739

Van Kampen LIT Aggressive  Growth - Class II
Accumulation Unit Value Beginning                         $8.993
Accumulation Unit Value Ending                            $9.828
Number of Units Outstanding at End of Year                48,594

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                        $10.000
Accumulation Unit Value Ending                           $11.141
Number of Units Outstanding at End of Year                13,718

Van Kampen UIF U.S. Mid Cap Value - Class I
Accumulation Unit Value Beginning                        $10.258
Accumulation Unit Value Ending                           $11.538
Number of Units Outstanding at End of Year               241,428

Wells Fargo Advantage Discovery  fund
Accumulation Unit Value Beginning                             --
Accumulation Unit Value Ending                                --
Number of Units Outstanding at End of Year                    --

Wells Fargo Advantage Opportunity Fund
Accumulation Unit Value Beginning                             --
Accumulation Unit Value Ending                                --
Number of Units Outstanding at End of Year                    --


                    Accumulation Unit Values
             Basic Policy plus Income Benefit Rider
                                                   Year ending
                                                  December 31,
Subaccount                                            2004
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                        $10.000
Accumulation Unit Value Ending                           $10.795
Number of Units Outstanding at End of Year               124,889

Alger American Growth - Class O
Accumulation Unit Value Beginning                         $6.218
Accumulation Unit Value Ending                            $6.456
Number of Units Outstanding at End of Year               285,968

Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                         $6.786
Accumulation Unit Value Ending                            $7.202
Number of Units Outstanding at End of Year               215,770

Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                         $5.485
Accumulation Unit Value Ending                            $5.840
Number of Units Outstanding at End of Year               170,900

Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                         $8.765
Accumulation Unit Value Ending                            $9.751
Number of Units Outstanding at End of Year               252,067

Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                         $5.096
Accumulation Unit Value Ending                            $5.846
Number of Units Outstanding at End of Year               147,944

Federated High Income Bond II
Accumulation Unit Value Beginning                        $11.018
Accumulation Unit Value Ending                           $11.977
Number of Units Outstanding at End of Year               259,206

Federated U.S. Goverment Securities II
Accumulation Unit Value Beginning                        $12.090
Accumulation Unit Value Ending                           $12.328
Number of Units Outstanding at End of Year               159,145

Federated Capital Income II
Accumulation Unit Value Beginning                         $6.903
Accumulation Unit Value Ending                            $7.468
Number of Units Outstanding at End of Year                42,894

Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                         $9.445
Accumulation Unit Value Ending                            $9.804
Number of Units Outstanding at End of Year                36,345

Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                         $9.142
Accumulation Unit Value Ending                           $10.389
Number of Units Outstanding at End of Year               398,909

Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                        $10.835
Accumulation Unit Value Ending                           $11.893
Number of Units Outstanding at End of Year               238,847

Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                         $6.123
Accumulation Unit Value Ending                            $6.229
Number of Units Outstanding at End of Year               394,806

Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                         $7.569
Accumulation Unit Value Ending                            $8.240
Number of Units Outstanding at End of Year               653,279

Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                        $10.446
Accumulation Unit Value Ending                           $10.404
Number of Units Outstanding at End of Year               158,446

Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                         $7.258
Accumulation Unit Value Ending                            $8.117
Number of Units Outstanding at End of Year               113,024

Janus Aspen Series Mid Cap Growth -
Institutional Shares
Accumulation Unit Value Beginning                         $3.741
Accumulation Unit Value Ending                            $4.445
Number of Units Outstanding at End of Year                94,730

Janus Aspen Series Balanced - Institutional
Shares
Accumulation Unit Value Beginning                         $9.332
Accumulation Unit Value Ending                            $9.967
Number of Units Outstanding at End of Year               241,921

Janus Aspen Series Flexible Bond - Institutional
Shares
Accumulation Unit Value Beginning                        $12.567
Accumulation Unit Value Ending                           $12.858
Number of Units Outstanding at End of Year                94,082

Janus Aspen Series Large Cap Growth -
Institutional Shares
Accumulation Unit Value Beginning                         $5.786
Accumulation Unit Value Ending                            $5.952
Number of Units Outstanding at End of Year               194,209

Janus Aspen Series Foreign Stock - Service
Shares
Accumulation Unit Value Beginning                        $10.166
Accumulation Unit Value Ending                           $11.828
Number of Units Outstanding at End of Year                32,276

Janus Aspen Series Worldwide Growth -
Institutional Shares
Accumulation Unit Value Beginning                         $5.597
Accumulation Unit Value Ending                            $5.771
Number of Units Outstanding at End of Year               164,971

LSA Balanced
Accumulation Unit Value Beginning                    $11.010
Accumulation Unit Value Ending                       $11.130
Number of Units Outstanding at End of Year              0

MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                         $4.463
Accumulation Unit Value Ending                            $4.962
Number of Units Outstanding at End of Year                85,052

MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                         $7.620
Accumulation Unit Value Ending                            $8.351
Number of Units Outstanding at End of Year                65,590

MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                         $7.426
Accumulation Unit Value Ending                            $7.785
Number of Units Outstanding at End of Year               192,944

MFS Research - Initial Class
Accumulation Unit Value Beginning                         $6.271
Accumulation Unit Value Ending                            $7.149
Number of Units Outstanding at End of Year                25,693

MFS Total Return - Initial Class
Accumulation Unit Value Beginning                        $11.819
Accumulation Unit Value Ending                           $12.948
Number of Units Outstanding at End of Year               165,044

PREMIER VIT OpCap Balanced
Accumulation Unit Value Beginning                        $10.000
Accumulation Unit Value Ending                           $10.787
Number of Units Outstanding at End of Year                30,117

PREMIER VIT OpCap SmallCap
Accumulation Unit Value Beginning                        $10.084
Accumulation Unit Value Ending                           $11.699
Number of Units Outstanding at End of Year                99,363

PREMIER VIT OpCap Balanced
Accumulation Unit Value Beginning                        $11.113
Accumulation Unit Value Ending                           $13.035
Number of Units Outstanding at End of Year               121,027

PIMCO VIT Foreign Bond - Administrative Shares
Accumulation Unit Value Beginning                        $10.607
Accumulation Unit Value Ending                           $11.019
Number of Units Outstanding at End of Year                41,099

PIMCO VIT Total Return - Administrative Shares
Accumulation Unit Value Beginning                        $10.887
Accumulation Unit Value Ending                           $11.238
Number of Units Outstanding at End of Year               258,505

Putnam VT International Growth and Income
Accumulation Unit Value Beginning                        $11.096
Accumulation Unit Value Ending                           $13.211
Number of Units Outstanding at End of Year                30,902

Salomon Brothers Variable Investors - Class I
Accumulation Unit Value Beginning                        $10.000
Accumulation Unit Value Ending                           $10.928
Number of Units Outstanding at End of Year                59,957

Scudder SVS I Balanced - Class A
Accumulation Unit Value Beginning                         $8.656
Accumulation Unit Value Ending                            $9.071
Number of Units Outstanding at End of Year                94,855

Scudder SVS I Bond - Class A
Accumulation Unit Value Beginning                        $12.111
Accumulation Unit Value Ending                           $12.560
Number of Units Outstanding at End of Year               104,889

Scudder SVS I Global Discovery - Class A
Accumulation Unit Value Beginning                         $7.835
Accumulation Unit Value Ending                            $9.511
Number of Units Outstanding at End of Year                85,021

Scudder SVS I Growth and Income - Class A
Accumulation Unit Value Beginning                         $7.904
Accumulation Unit Value Ending                            $8.569
Number of Units Outstanding at End of Year                32,112

Scudder SVS I International - Class A
Accumulation Unit Value Beginning                         $5.990
Accumulation Unit Value Ending                            $6.869
Number of Units Outstanding at End of Year                40,501

Scudder SVS II Total Return - Class A
Accumulation Unit Value Beginning                --
Accumulation Unit Value Ending                   --
Number of Units Outstanding at End of Year       --

STI Classic Capital Appreciation
Accumulation Unit Value Beginning                         $8.049
Accumulation Unit Value Ending                            $8.456
Number of Units Outstanding at End of Year                37,606

STI Classic International Equity
Accumulation Unit Value Beginning                         $8.150
Accumulation Unit Value Ending                            $9.572
Number of Units Outstanding at End of Year                   777

STI Classic Value Income Stock
Accumulation Unit Value Beginning                        $11.279
Accumulation Unit Value Ending                           $12.798
Number of Units Outstanding at End of Year                31,724

Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                         $4.458
Accumulation Unit Value Ending                            $5.227
Number of Units Outstanding at End of Year                89,140

Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                         $9.349
Accumulation Unit Value Ending                           $10.877
Number of Units Outstanding at End of Year               304,108

T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                        $12.158
Accumulation Unit Value Ending                           $13.750
Number of Units Outstanding at End of Year               188,012

T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                         $6.764
Accumulation Unit Value Ending                            $7.573
Number of Units Outstanding at End of Year               100,922

T. Rowe Price Mid-Cap Growth - I
Accumulation Unit Value Beginning                        $10.360
Accumulation Unit Value Ending                           $12.066
Number of Units Outstanding at End of Year               230,191

T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                         $7.335
Accumulation Unit Value Ending                            $8.004
Number of Units Outstanding at End of Year                45,690

Van Kampen LIT Aggressive  Growth - Class II
Accumulation Unit Value Beginning                        $10.000
Accumulation Unit Value Ending                           $11.129
Number of Units Outstanding at End of Year                13,497

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                        $10.233
Accumulation Unit Value Ending                           $11.492
Number of Units Outstanding at End of Year                82,521

Van Kampen UIF U.S. Mid Cap Value - Class I
Accumulation Unit Value Beginning                        $10.000
Accumulation Unit Value Ending                           $11.306
Number of Units Outstanding at End of Year               131,386

Wells Fargo Advantage Discovery Fund
Accumulation Unit Value Beginning                             --
Accumulation Unit Value Ending                                --
Number of Units Outstanding at End of Year                    --

Wells Fargo Advantage Opportunity Fund
Accumulation Unit Value Beginning                             --
Accumulation Unit Value Ending                                --
Number of Units Outstanding at End of Year                    --


                    Accumulation Unit Values
    Basic Policy plus Death Benefit and Income Benefit Rider

                                                   Year ending
                                                  December 31,
Subaccount                                            2004
AIM V.I. Basic Value - Series I
Accumulation Unit Value Beginning                        $10.000
Accumulation Unit Value Ending                           $10.792
Number of Units Outstanding at End of Year                41,127

Alger American Growth - Class O
Accumulation Unit Value Beginning                         $9.981
Accumulation Unit Value Ending                           $10.357
Number of Units Outstanding at End of Year               166,189

Alger American Income & Growth - Class O
Accumulation Unit Value Beginning                        $11.393
Accumulation Unit Value Ending                           $12.086
Number of Units Outstanding at End of Year                91,984

Alger American Leveraged AllCap - Class O
Accumulation Unit Value Beginning                        $11.799
Accumulation Unit Value Ending                           $12.556
Number of Units Outstanding at End of Year               128,384

Alger American MidCap Growth - Class O
Accumulation Unit Value Beginning                        $14.939
Accumulation Unit Value Ending                           $16.611
Number of Units Outstanding at End of Year                81,249

Alger American Small Capitalization - Class O
Accumulation Unit Value Beginning                         $8.037
Accumulation Unit Value Ending                            $9.216
Number of Units Outstanding at End of Year               189,896

Federated High Income Bond II
Accumulation Unit Value Beginning                        $10.584
Accumulation Unit Value Ending                           $11.500
Number of Units Outstanding at End of Year                71,574

Federated U.S. Goverment Securities II
Accumulation Unit Value Beginning                        $12.439
Accumulation Unit Value Ending                           $12.678
Number of Units Outstanding at End of Year                44,922

Federated Capital Income II
Accumulation Unit Value Beginning                         $7.505
Accumulation Unit Value Ending                            $8.115
Number of Units Outstanding at End of Year                16,754

Fidelity VIP Asset Manager - Initial Class
Accumulation Unit Value Beginning                        $10.948
Accumulation Unit Value Ending                           $11.358
Number of Units Outstanding at End of Year                36,895

Fidelity VIP Contrafund - Initial Class
Accumulation Unit Value Beginning                        $12.491
Accumulation Unit Value Ending                           $14.188
Number of Units Outstanding at End of Year               218,223

Fidelity VIP Equity-Income - Initial Class
Accumulation Unit Value Beginning                        $11.810
Accumulation Unit Value Ending                           $12.957
Number of Units Outstanding at End of Year               162,289

Fidelity VIP Growth - Initial Class
Accumulation Unit Value Beginning                         $9.998
Accumulation Unit Value Ending                           $10.167
Number of Units Outstanding at End of Year               151,515

Fidelity VIP Index 500 - Initial Class
Accumulation Unit Value Beginning                        $10.019
Accumulation Unit Value Ending                           $10.902
Number of Units Outstanding at End of Year               303,187

Fidelity VIP Money Market - Initial Class
Accumulation Unit Value Beginning                        $11.164
Accumulation Unit Value Ending                           $11.114
Number of Units Outstanding at End of Year               181,129

Fidelity VIP Overseas - Initial Class
Accumulation Unit Value Beginning                        $10.033
Accumulation Unit Value Ending                           $11.215
Number of Units Outstanding at End of Year                44,382

Janus Aspen Series Mid Cap Growth -
Institutional Shares
Accumulation Unit Value Beginning                        $10.220
Accumulation Unit Value Ending                           $12.139
Number of Units Outstanding at End of Year               227,769

Janus Aspen Series Balanced - Institutional
Shares
Accumulation Unit Value Beginning                        $13.538
Accumulation Unit Value Ending                           $14.452
Number of Units Outstanding at End of Year               126,529

Janus Aspen Series Flexible Bond - Institutional
Shares
Accumulation Unit Value Beginning                        $12.886
Accumulation Unit Value Ending                           $13.178
Number of Units Outstanding at End of Year                50,191

Janus Aspen Series Large Cap Growth -
Institutional Shares
Accumulation Unit Value Beginning                         $9.772
Accumulation Unit Value Ending                           $10.046
Number of Units Outstanding at End of Year               274,531

Janus Aspen Series Foreign Stock - Service
Shares
Accumulation Unit Value Beginning                        $10.157
Accumulation Unit Value Ending                           $11.812
Number of Units Outstanding at End of Year                19,692

Janus Aspen Series Worldwide Growth -
Institutional Shares
Accumulation Unit Value Beginning                         $9.759
Accumulation Unit Value Ending                           $10.058
Number of Units Outstanding at End of Year               288,675

LSA Balanced
Accumulation Unit Value Beginning                    $11.001
Accumulation Unit Value Ending                       $11.118
Number of Units Outstanding at End of Year              0

MFS Emerging Growth - Initial Class
Accumulation Unit Value Beginning                         $8.804
Accumulation Unit Value Ending                            $9.782
Number of Units Outstanding at End of Year               182,144

MFS Investors Trust - Initial Class
Accumulation Unit Value Beginning                         $8.898
Accumulation Unit Value Ending                            $9.746
Number of Units Outstanding at End of Year                56,446

MFS New Discovery - Initial Class
Accumulation Unit Value Beginning                        $15.403
Accumulation Unit Value Ending                           $16.139
Number of Units Outstanding at End of Year                50,201

MFS Research - Initial Class
Accumulation Unit Value Beginning                         $8.907
Accumulation Unit Value Ending                           $10.150
Number of Units Outstanding at End of Year                66,633

MFS Total Return - Initial Class
Accumulation Unit Value Beginning                        $12.900
Accumulation Unit Value Ending                           $14.125
Number of Units Outstanding at End of Year               106,104

PREMIER VIT OpCap Balanced
Accumulation Unit Value Beginning                        $10.000
Accumulation Unit Value Ending                           $10.783
Number of Units Outstanding at End of Year                13,967

PREMIER VIT OpCap SmallCap
Accumulation Unit Value Beginning                        $10.076
Accumulation Unit Value Ending                           $11.683
Number of Units Outstanding at End of Year                22,600

PREMIER VIT OpCap Balanced
Accumulation Unit Value Beginning                        $11.104
Accumulation Unit Value Ending                           $13.017
Number of Units Outstanding at End of Year               123,438

PIMCO VIT Foreign Bond - Administrative Shares
Accumulation Unit Value Beginning                        $10.598
Accumulation Unit Value Ending                           $11.004
Number of Units Outstanding at End of Year                 5,691

PIMCO VIT Total Return - Administrative Shares
Accumulation Unit Value Beginning                        $10.878
Accumulation Unit Value Ending                           $11.223
Number of Units Outstanding at End of Year                79,473

Putnam VT International Growth and Income
Accumulation Unit Value Beginning                        $11.087
Accumulation Unit Value Ending                           $13.193
Number of Units Outstanding at End of Year                 8,707

Salomon Brothers Variable Investors - Class I
Accumulation Unit Value Beginning                        $10.000
Accumulation Unit Value Ending                           $10.924
Number of Units Outstanding at End of Year                10,304

Scudder SVS I Balanced - Class A
Accumulation Unit Value Beginning                        $10.790
Accumulation Unit Value Ending                           $11.301
Number of Units Outstanding at End of Year                29,050

Scudder SVS I Bond - Class A
Accumulation Unit Value Beginning                        $12.269
Accumulation Unit Value Ending                           $12.717
Number of Units Outstanding at End of Year                44,974

Scudder SVS I Global Discovery - Class A
Accumulation Unit Value Beginning                        $14.013
Accumulation Unit Value Ending                           $17.001
Number of Units Outstanding at End of Year                40,986

Scudder SVS I Growth and Income - Class A
Accumulation Unit Value Beginning                         $8.682
Accumulation Unit Value Ending                            $9.408
Number of Units Outstanding at End of Year                25,929

Scudder SVS I International - Class A
Accumulation Unit Value Beginning                         $8.326
Accumulation Unit Value Ending                            $9.544
Number of Units Outstanding at End of Year                31,120

Scudder SVS II Total Return - Class A
Accumulation Unit Value Beginning                --
Accumulation Unit Value Ending                   --
Number of Units Outstanding at End of Year       --

STI Classic Capital Appreciation
Accumulation Unit Value Beginning                         $8.493
Accumulation Unit Value Ending                            $8.918
Number of Units Outstanding at End of Year                 3,322

STI Classic International Equity
Accumulation Unit Value Beginning                         $8.749
Accumulation Unit Value Ending                           $10.270
Number of Units Outstanding at End of Year                     0

STI Classic Value Income Stock
Accumulation Unit Value Beginning                         $8.999
Accumulation Unit Value Ending                           $10.205
Number of Units Outstanding at End of Year               112,653

Strong Mid Cap Growth II - Investor Class
Accumulation Unit Value Beginning                         $9.846
Accumulation Unit Value Ending                           $11.541
Number of Units Outstanding at End of Year                85,988

Strong Opportunity II - Investor Class
Accumulation Unit Value Beginning                        $13.959
Accumulation Unit Value Ending                           $16.233
Number of Units Outstanding at End of Year                69,356

T. Rowe Price Equity Income - I
Accumulation Unit Value Beginning                        $12.861
Accumulation Unit Value Ending                           $14.538
Number of Units Outstanding at End of Year               184,824

T. Rowe Price International Stock - I
Accumulation Unit Value Beginning                         $9.005
Accumulation Unit Value Ending                           $10.077
Number of Units Outstanding at End of Year                37,821

T. Rowe Price Mid-Cap Growth - I
Accumulation Unit Value Beginning                        $15.175
Accumulation Unit Value Ending                           $17.665
Number of Units Outstanding at End of Year                82,382

T. Rowe Price New America Growth - I
Accumulation Unit Value Beginning                         $8.897
Accumulation Unit Value Ending                            $9.704
Number of Units Outstanding at End of Year                25,316

Van Kampen LIT Aggressive  Growth - Class II
Accumulation Unit Value Beginning                        $10.000
Accumulation Unit Value Ending                           $11.125
Number of Units Outstanding at End of Year                 8,293

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                        $10.224
Accumulation Unit Value Ending                           $11.477
Number of Units Outstanding at End of Year                17,744

Van Kampen UIF U.S. Mid Cap Value - Class I
Accumulation Unit Value Beginning                        $10.000
Accumulation Unit Value Ending                           $11.302
Number of Units Outstanding at End of Year                28,827

Wells Fargo Advantage Discovery Fund
Accumulation Unit Value Beginning
Accumulation Unit Value Ending
Number of Units Outstanding at End of Year

Wells Fargo Advantage Opportunity Fund
Accumulation Unit Value Beginning
Accumulation Unit Value Ending
Number of Units Outstanding at End of Year



For future reference, please keep this supplement together with your prospectus.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2004 and 2003, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2004. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 24, 2005


                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                    YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------
(IN THOUSANDS)                                                2004            2003            2002
                                                          ------------    ------------    ------------
REVENUES
Net investment income                                     $     11,234    $     11,434    $     11,621
Realized capital gains and losses                                    5              73          (4,084)
                                                          ------------    ------------    ------------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                11,239          11,507           7,537
Income tax expense                                               3,925           4,092           2,629
                                                          ------------    ------------    ------------

NET INCOME                                                $      7,314    $      7,415    $      4,908
                                                          ============    ============    ============

OTHER COMPREHENSIVE (LOSS) INCOME, AFTER-TAX
Change in unrealized net capital gains and losses               (1,786)         (3,557)          5,892
                                                          ------------    ------------    ------------

COMPREHENSIVE INCOME                                      $      5,528    $      3,858    $     10,800
                                                          ============    ============    ============

                       See notes to financial statements.

                                       2


                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                          DECEMBER 31,
                                                                                   ---------------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                  2004           2003
                                                                                   ------------   ------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $234,371 and $197,942)   $    242,799   $    209,118
   Short-term                                                                            30,408          1,107
                                                                                   ------------   ------------
      Total investments                                                                 273,207        210,225

Cash                                                                                     10,532         23,456
Reinsurance recoverable from Allstate Life Insurance Company                         17,083,056     14,594,260
Reinsurance recoverable from non-affiliates                                             839,738        692,971
Receivable from affiliates, net                                                          27,449              -
Current income taxes receivable                                                              38          1,428
Other assets                                                                             83,853         69,968
Separate accounts                                                                     2,368,312      1,911,619
                                                                                   ------------   ------------
        TOTAL ASSETS                                                               $ 20,686,185   $ 17,503,927
                                                                                   ============   ============

LIABILITIES
Contractholder funds                                                               $ 16,231,489   $ 13,802,815
Reserve for life-contingent contract benefits                                         1,671,729      1,476,314
Unearned premiums                                                                        23,362         19,974
Deferred income taxes                                                                     3,257          4,172
Payable to affiliates, net                                                                    -         23,332
Other liabilities and accrued expenses                                                  122,800         55,688
Separate accounts                                                                     2,368,312      1,911,619
                                                                                   ------------   ------------
        TOTAL LIABILITIES                                                            20,420,949     17,293,914
                                                                                   ------------   ------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
   issued and outstanding                                                                 2,500          2,500
Additional capital paid-in                                                              180,000        130,305
Retained income                                                                          77,257         69,943
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                5,479          7,265
                                                                                   ------------   ------------
        Total accumulated other comprehensive income                                      5,479          7,265
                                                                                   ------------   ------------
        TOTAL SHAREHOLDER'S EQUITY                                                      265,236        210,013
                                                                                   ------------   ------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                 $ 20,686,185   $ 17,503,927
                                                                                   ============   ============

                       See notes to financial statements.


                                       3



                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                    YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------
(IN THOUSANDS)                                                2004            2003            2002
                                                          ------------    ------------    ------------
COMMON STOCK                                              $      2,500    $      2,500    $      2,500
                                                          ------------    ------------    ------------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                     130,305         126,750         126,750
Capital contribution                                            49,695           3,555               -
                                                          ------------    ------------    ------------
Balance, end of year                                           180,000         130,305         126,750
                                                          ------------    ------------    ------------

RETAINED INCOME
Balance, beginning of year                                      69,943          62,528          57,620
Net income                                                       7,314           7,415           4,908
                                                          ------------    ------------    ------------
Balance, end of year                                            77,257          69,943          62,528
                                                          ------------    ------------    ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                       7,265          10,822           4,930
Change in unrealized net capital gains and losses               (1,786)         (3,557)          5,892
                                                          ------------    ------------    ------------
Balance, end of year                                             5,479           7,265          10,822
                                                          ------------    ------------    ------------

TOTAL SHAREHOLDER'S EQUITY                                $    265,236    $    210,013    $    202,600
                                                          ============    ============    ============

                       See notes to financial statements.

                                       4



                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                      YEAR ENDED DECEMBER 31,
                                                                           --------------------------------------------
(IN THOUSANDS)                                                                 2004            2003            2002
                                                                           ------------    ------------    ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                 $      7,314    $      7,415    $      4,908
Adjustments to reconcile net income to net cash provided by operating activities:
          Amortization and other non-cash items                                     293               2            (204)
          Realized capital gains and losses                                          (5)            (73)          4,084
          Changes in:
             Life-contingent contract benefits and contractholder funds,
              net of reinsurance recoverables                                   (11,474)         (1,358)          4,255
             Income taxes                                                         1,438             184          (5,332)
             Receivable/payable to affiliates, net                              (50,781)        (89,833)         97,527
             Other operating assets and liabilities                              49,016         (10,111)        (15,031)
                                                                           ------------    ------------    ------------
                Net cash (used in) provided by operating activities              (4,199)        (93,774)         90,207
                                                                           ------------    ------------    ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                                     1,007          19,930          16,847
          Investment collections                                                 15,667          32,686          22,010
          Investments purchases                                                 (45,793)        (67,729)        (46,266)
Change in short-term investments                                                (29,301)          2,094           3,655
                                                                           ------------    ------------    ------------
                Net cash used in investing activities                           (58,420)        (13,019)         (3,754)
                                                                           ------------    ------------    ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                             49,695               -               -
                                                                           ------------    ------------    ------------
               Net cash provided by financing activities                         49,695               -               -

NET (DECREASE) INCREASE IN CASH                                                 (12,924)       (106,793)         86,453
CASH AT BEGINNING OF YEAR                                                        23,456         130,249          43,796
                                                                           ------------    ------------    ------------
CASH AT END OF YEAR                                                        $     10,532    $     23,456    $    130,249
                                                                           ============    ============    ============

                       See notes to financial statements.

                                       5



                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln
Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate
Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management has identified the Company as a single segment entity.

     To conform to the 2004 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS



     The Company sells life insurance, retirement and investment products to individual customers through several distribution channels. The principal products are deferred and immediate fixed annuities, variable annuities, interest sensitive-life and traditional life insurance, variable life insurance and accident and health insurance.

     The Company is authorized to sell life insurance, retirement and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2004, the top geographic locations for statutory premiums and annuity considerations for the Company were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under the reinsurance agreements.

     The Company distributes its products through multiple intermediary distribution channels, including Allstate Exclusive Agencies, independent agents, banks and broker-dealers. The Company sells products through independent agents affiliated with master brokerage agencies. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

                                       6



                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed, commercial mortgage-backed and asset-backed securities. Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. Periodic changes in fair values, net of deferred income taxes, are reflected as a component of other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed, commercial mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other than temporary declines in fair value. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company writes down, to fair value, fixed income securities that are classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired (see Note 4).

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND
INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when due, at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.
Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as contractholder funds deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against contractholder account balance.
Certain variable annuity contracts include embedded derivatives that are separated from the host instrument and accounted for as derivative financial instruments

                                       7



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

("subject to bifurcation"). The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits and is ceded to ALIC under the reinsurance agreements.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income and accumulation benefits included on variable annuity and life insurance contracts.

REINSURANCE RECOVERABLES

     The Company has reinsurance agreements whereby the Company cedes the mortality risk on certain life policies, depending upon the issue year and product, to a pool of thirteen non-affiliated reinsurers. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage. The remaining amounts are ceded to ALIC.

     Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of the reinsurance agreements.

     The Company has a reinsurance treaty through which it cedes guaranteed minimum accumulation benefits ("GMAB's") to ALIC. The terms of this reinsurance treaty meet the definition of a derivative under Statement of Financial
Accounting Standard ("SFAS") No. 133 "Accounting for Derivative Instruments and
Hedging Activities". Accordingly, the treaty is recorded in the Statement of Financial Position at fair value.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life, immediate annuities with life contingencies and accident and health insurance, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses.
These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life and certain

                                       8



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

fixed annuity contracts. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds is outlined in Note 6.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are ceded to ALIC. Deposits to the separate accounts are not included in cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), or at specified dates during the accumulation period (accumulation benefits).
Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income and accumulation benefits are included in contractholder funds in the Statements of Financial Position. Detailed information regarding the Company's variable contracts with guarantees is outlined in Note 6.

     Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age.
The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.


     Guarantees related to accumulation benefits are considered to be derivative financial instruments; therefore, the liability for accumulation benefits is established based on its fair value.

                                       9



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ADOPTED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY
   IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF 03-1") AND FSP
   EITF 03-1-1, "EFFECTIVE DATE OF PARAGRAPHS 10-20 OF EITF ISSUE NO. 03-1, THE
   MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN
   INVESTMENTS" ("FSP EITF 03-1-1")

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF 03-1, which was to be effective for fiscal periods beginning after June 15, 2004. EITF 03-1 requires that when the fair value of an investment security is less than its carrying value an impairment exists for which a determination must be made as to whether the impairment is temporary or other-than-temporary. In September 2004, the Financial Accounting Standards
Board ("FASB") issued, and the Company adopted, FSP EITF Issue 03-1-1, which deferred the effective date of the impairment measurement and recognition provisions contained in paragraphs 10-20 of EITF 03-1 until proposed FSP EITF
03-1-a is issued as final guidance (See Pending Accounting Standard). The disclosure requirements of EITF 03-1 were previously adopted by the Company as of December 31, 2003 for investments accounted for under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". For all other investments within the scope of EITF 03-1, the disclosures are effective and have been adopted by the Company as of December 31, 2004.

SOP 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
   NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP
   03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:
     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts, all of which are ceded to ALIC;
     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for deferred policy acquisition costs ("DAC"), all of which are ceded to ALIC.
     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $26.9 million, after-tax ($41.4 million, pre-tax) that was ceded to ALIC under the terms of the reinsurance agreements.
It was comprised of an increase in contractholder funds of $30 million, pre-tax, and reserves for life-contingent contract benefits of $11.4 million, pre-tax.

   AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL
PRACTICE AID ("TPA") RE. SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs.
The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA was not material to the Company's
Statements of Operations and Comprehensive Income or Financial Position.

PENDING ACCOUNTING STANDARD

     FSP EITF ISSUE 03-1-a, "IMPLEMENTATION GUIDANCE FOR THE APPLICATION OF
PARAGRAPH 16 OF EITF ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP EITF ISSUE
03-1-a").

      In September 2004, the FASB issued proposed FSP EITF 03-1-a to address the application of paragraph 16 of EITF Issue 03-1 to debt securities that are impaired because of increases in interest rates, and/or sector spreads.
Thereafter, in connection with its decision to defer the effective date of paragraphs 10-20 of EITF 03-1 through the issuance of FSP EITF Issue 03-1-1, the FASB requested from its constituents comments on the issues set forth in FSP
EITF 03-1-a and the issues that arose during the

                                       10



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

comment letter process for FSP EITF 03-1-b, "EFFECTIVE DATE OF PARAGRAPH 16 OF
EITF ISSUE NO. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS
APPLICATION TO CERTAIN INVESTMENTS". Due to the uncertainty as to how the outstanding issues will be resolved, the Company is unable to determine the impact of adopting paragraphs 10-20 of EITF 03-1 until final implementation guidance is issued. Adoption of paragraphs 10-20 of EITF 03-1 may have a material impact on the Company's Statements of Operations and Comprehensive
Income but is not expected to have a material impact on the Company's Statements of Financial Position as fluctuations in fair value are already recorded in accumulated other comprehensive income.

3.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on its behalf. The Company is charged for the cost of these operating expenses based on the level of services provided.
Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $161.4 million, $112.6 million and $67.4 million in 2004, 2003 and 2002, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER/DEALER SERVICES

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense for these services of $41.7 million, $35.9 million and $33.0 million for the years ended December
31, 2004, 2003 and 2002, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     During 2003, the Company entered into a service agreement with Allstate
Distributors, LLC ("ADLLC"), a broker/dealer affiliate of the Company, whereby
ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $447 thousand and $138 thousand for the years ended December 31, 2004 and 2003, respectively that was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under the reinsurance agreements:

                                                                                YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------
(IN THOUSANDS)                                                          2004             2003             2002
                                                                    -------------    -------------   --------------
Premiums and contract charges                                       $     405,748    $     546,741   $      484,684
Interest credited to contractholder funds, contract benefits and
     certain expenses                                                   1,354,508        1,272,290        1,012,038

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $301 thousand, $3.2 million and $19.1 million from AIC in 2004, 2003 and 2002, respectively, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance agreements.

                                       11



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CAPITAL CONTRIBUTION

     During the fourth quarter of 2004, ALIC made a cash capital contribution of $49.7 million. This transaction was reflected in additional capital paid-in on the Statements of Financial Position.

     During the third quarter of 2003, ALIC authorized the forgiveness of $3.6 million of intercompany debt that the Company owed to ALIC. This transaction was recognized as a non-cash capital contribution and reflected in additional capital paid-in on the Statements of Financial Position.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement during the three years ended December 31, 2004.

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                               GROSS UNREALIZED
                                            AMORTIZED     ---------------------------       FAIR
(IN THOUSANDS)                                COST           GAINS          LOSSES          VALUE
                                           ------------   ------------   ------------    ------------
AT DECEMBER 31, 2004
U.S. government and agencies               $     81,655   $      4,793   $       (291)   $     86,157
Corporate                                        81,711          2,871           (725)         83,857
Municipal                                           502             62              -             564
Mortgage-backed securities                       28,942            587            (27)         29,502
Commercial mortgage-backed securities            26,391            398           (262)         26,527
Asset-backed securities                          15,170          1,049            (27)         16,192
                                           ------------   ------------   ------------    ------------
     Total fixed income securities         $    234,371   $      9,760   $     (1,332)   $    242,799
                                           ============   ============   ============    ============

AT DECEMBER 31, 2003
U.S. government and agencies               $     65,632   $      5,448   $       (376)   $     70,704
Corporate                                        77,283          4,985           (892)         81,376
Municipal                                           503             68              -             571
Mortgage-backed securities                       20,411            903            (90)         21,224
Commercial mortgage-backed securities            19,910            112           (222)         19,800
Asset-backed securities                          14,203          1,240              -          15,443
                                           ------------   ------------   ------------    ------------
     Total fixed income securities         $    197,942   $     12,756   $     (1,580)   $    209,118
                                           ============   ============   ============    ============

                                       12



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2004:

                                                                               AMORTIZED              FAIR
(IN THOUSANDS)                                                                   COST                 VALUE
                                                                           -----------------    ------------------
Due in one year or less                                                    $          18,976    $           19,380
Due after one year through five years                                                 58,723                61,612
Due after five years through ten years                                                74,157                75,149
Due after ten years                                                                   38,403                40,964
                                                                           -----------------    ------------------
                                                                                     190,259               197,105
Mortgage and asset-backed securities                                                  44,112                45,694
                                                                           -----------------    ------------------
     Total                                                                 $         234,371    $          242,799
                                                                           =================    ==================

Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                                                          2004            2003            2002
                                                                    -------------   -------------   -------------
Fixed income securities                                             $      11,297   $      11,324   $      11,665
Short-term investments                                                        185             384             273
                                                                    -------------   -------------   -------------
     Investment income, before expense                                     11,482          11,708          11,938
     Investment expense                                                       248             274             317
                                                                    -------------   -------------   -------------
     Net investment income                                          $      11,234   $      11,434   $      11,621
                                                                    =============   =============   =============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                          2004             2003              2002
                                                                    -----------       -----------      ------------
Fixed income securities                                             $         5       $        73      $     (4,084)
Income tax (expense) benefit                                                 (2)              (26)            1,429
                                                                    -----------       -----------      ------------
Realized capital gains and losses, after-tax                        $         3       $        47      $     (2,655)
                                                                    ===========       ===========      ============

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                                          2004             2003              2002
                                                                    -----------       -----------      ------------
Investment write-downss                                             $         -       $         -      $     (4,323)
Dispositions                                                                  5                73               239
                                                                    -----------       -----------      ------------
Realized capital gains and losses                                   $         3       $        73      $     (4,084)
Income tax (expense) benefit                                                 (2)              (26)            1,429
                                                                    -----------       -----------      ------------
Realized capital gains and losses, after-tax                        $         3       $        47      $     (2,655)
                                                                    ===========       ===========      ============

     Excluding the effects of calls and prepayments, gross gains of $5 thousand, $289 thousand and $471 thousand and gross losses of $0 thousand, $216 thousand and $232 thousand were realized on dispositions of fixed income securities during 2004, 2003 and 2002, respectively.

                                       13



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31, 2004 are as follows:

                                                               GROSS UNREALIZED
                                                  FAIR      -----------------------    UNREALIZED
(IN THOUSANDS)                                   VALUE        GAINS        LOSSES      NET GAINS
                                              -----------   ----------   ----------   -------------
Fixed income securities                       $   242,799   $    9,760   $   (1,332)  $       8,428
Deferred income taxes                                                                        (2,949)
                                                                                      -------------
Unrealized net capital gains and losses                                               $       5,479
                                                                                      =============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     Change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN THOUSANDS)                                                          2004              2003             2002
                                                                    -------------     ------------     -------------
Fixed income securities                                             $      (2,748)    $     (5,473)    $       9,064
Deferred income taxes                                                         962            1,916            (3,172)
                                                                    -------------     ------------     -------------
(Decrease) increase in unrealized net capital gains and losses      $      (1,786)    $     (3,557)    $       5,892
                                                                    =============     ============     =============

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                   LESS THAN 12 MONTHS                    12 MONTHS OR MORE
                                          ------------------------------------  -------------------------------------    TOTAL
($ IN THOUSAND)                            NUMBER        FAIR      UNREALIZED     NUMBER       FAIR      UNREALIZED    UNREALIZED
            AT DECEMBER 31, 2004          OF ISSUES     VALUE        LOSSES     OF ISSUES     VALUE        LOSSES        LOSSES
                                          ---------   ----------  ------------  ----------  ----------  -------------  -----------
Fixed income securities
  U.S. government and agencies                    5   $   17,511  $       (171)          1  $    4,034  $       (120)  $      (291)
  Municipal                                       -            -             -           -           -             -             -
  Corporate                                       6       15,344           (77)          8      11,567          (648)         (725)
  Foreign government                              -            -             -           -           -             -             -
  Commercial mortgage-backed securities           1        2,925           (89)          1       2,898          (173)         (262)
  Mortgage-backed securities                      4        3,693           (27)          -           -             -           (27)
  Asset-backed securities                         1          984           (27)          -           -             -           (27)
  Redeemable preferred stock                      -            -             -           -           -             -             -
                                          ---------   ----------  ------------  ----------  ----------  -------------  -----------
    Total fixed income securities                17       40,457          (391)         10      18,499          (941)       (1,332)

Investment grade fixed income securities         17       40,457          (391)         10      18,499          (941)       (1,332)
Below investment grade fixed income
   securities                                     -            -             -           -           -             -             -
                                          ---------   ----------  ------------  ----------  ----------  -------------  -----------
  Total fixed income securities                  17   $   40,457  $       (391)         10  $   18,499  $       (941)  $    (1,332)
                                          =========   ==========  ============  ==========  ==========  =============  ===========

     At December 31, 2004, the Company had unrealized losses of $1.3 million which related to 27 holdings of fixed income securities with a fair value of $59.0 million. All unrealized losses related to securities with

                                       14



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities did not pose a high risk of being other than temporarily impaired. Unrealized losses totaling $391 thousand were in an unrealized loss position for a period less than twelve months and $941 thousand were in an unrealized loss position for a period of twelve months or more.
Additionally, all unrealized losses were investment grade. Investment grade is defined as a security having a rating from the National Association of Insurance
Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's; a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion;
or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities were principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired.

     At December 31, 2003, the Company had unrealized losses of $1.6 million which related to 22 holdings of fixed income securities with a fair value of $44.1 million, all of which were investment grade and which have been in an unrealized loss position for a period less than 12 months.

     As of December 31, 2004 and 2003, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

SECURITIES ON DEPOSIT

     At December 31, 2004, fixed income securities and short-term investments with a carrying value of $10.0 million were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets
(including reinsurance recoverables, net) and liabilities (including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                                         DECEMBER 31, 2004                  DECEMBER 31, 2003
                                                  ------------------------------     ------------------------------

                                                    CARRYING            FAIR            CARRYING           FAIR
(IN THOUSANDS)                                       VALUE             VALUE             VALUE            VALUE
                                                  ------------     -------------     -------------    -------------
Fixed income securities                           $    242,799           242,799     $     209,118    $     209,118
Short-term investments                                  30,408            30,408             1,107            1,107
Separate accounts                                    2,368,312         2,368,312         1,911,619        1,911,619

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

                                                            DECEMBER 31, 2004                  DECEMBER 31, 2003
                                                     -------------------------------    -------------------------------
                                                       CARRYING            FAIR           CARRYING            FAIR
(IN THOUSANDS)                                           VALUE             VALUE            VALUE             VALUE
                                                     -------------     -------------    -------------    --------------
Contractholder funds on investment contracts         $  13,778,428     $  13,132,656    $  11,646,022    $   11,201,101
Separate accounts                                        2,368,312         2,368,312        1,911,619         1,911,619

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure

                                       15



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits at current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate accounts liabilities are carried at the fair value of the underlying assets.

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     The following table summarizes the notional amount, fair value and carrying value of the Company's embedded derivative financial instruments:

                                                                               CARRYING          CARRYING
                                            NOTIONAL            FAIR            VALUE             VALUE
(IN THOUSANDS)                               AMOUNT            VALUE            ASSETS         (LIABILITIES)
                                          ------------      ------------     ------------     ---------------
AT DECEMBER 31, 2004

Guaranteed accumulation benefits          $          -      $         77     $          -     $            77
                                          ============      ============     ============     ===============

Guaranteed accumulation benefits
   reinsurance agreement                  $          -      $        (77)    $        (77)    $             -
                                          ============      ============     ============     ===============

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.
     Fair value, which is equal to the carrying value, is based on widely accepted pricing and valuation models, which use independent third party data as inputs.
     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2004 or 2003.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                                2004                2003
                                                        ----------------    ----------------
Immediate annuities                                     $        715,732    $        674,799
Traditional life                                                 712,618             642,126
Other                                                            243,379             159,389
                                                        ----------------    ----------------
   Total reserve for life-contingent contract
     benefits                                           $      1,671,729    $      1,476,314
                                                        ================    ================

                                       16



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

             PRODUCT                          MORTALITY                   INTEREST RATE               ESTIMATION METHOD
-----------------------------------   ---------------------------   --------------------------    --------------------------
Immediate annuities                   1983 group annuity            Interest rate                 Present value of
                                      mortality table               assumptions range from        expected future benefits
                                                                    3.0% - 8.8%                   based on historical
                                                                                                  experience

Traditional life                      Actual company experience     Interest rate                 Net level premium
                                      plus loading                  assumptions range from        reserve method using the
                                                                    4.0% - 8.0%                   Company's withdrawal
                                                                                                  experience rates
Other
   Variable annuity                   90% of 1994 group annuity     7%                            Projected benefit ratio
   guaranteed minimum death           reserving table                                             applied to cumulative
   benefits                                                                                       assessments

   Accident and                       Actual company experience                                   Unearned premium;
   health                             plus loading                                                additional contract
                                                                                                  reserves for traditional
                                                                                                  life

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                                           2004                2003
                                                    ---------------    ----------------
Interest-sensitive life                             $     2,441,324    $      2,177,330
Investment contracts:
     Immediate annuities                                    407,907             356,620
     Fixed annuities                                     13,346,872          11,268,865
     Other                                                   35,386                   -
                                                    ---------------    ----------------
     Total contractholder funds                     $    16,231,489    $     13,802,815
                                                    ===============    ================

                                       17



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The following table highlights the key contract provisions relating to contractholder funds:

                  PRODUCT                             INTEREST RATE               WITHDRAWAL/SURRENDER CHARGES
--------------------------------------------   ----------------------------    -----------------------------------
Interest-sensitive life                        Interest rates credited         Either a percentage of account
                                               range from 3.7% - 6.0%          balance or dollar amount grading
                                                                               off generally over 20 years

Immediate and fixed annuities                  Interest rates credited         Either a declining or a level
                                               range from 3.7% to 8.8%         percentage charge generally over
                                               for immediate annuities         nine years or less. Additionally,
                                               and 0% - 12.0% for fixed        approximately 47.8% of fixed
                                               annuities                       annuities are subject to market
                                                                               value adjustment for
                                                                               discretionary withdrawals.
Other:

Variable guaranteed minimum income and         Interest rates used in          Withdrawal and surrender charges
  secondary guarantees on                      establishing reserves are       based on the terms of the
  interest-sensitive life and fixed            range from 1.75% to 10.3%       related interest-sensitive life
  annuities                                                                    or fixed annuity contract

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                          2004                2003
                                                  ----------------    ----------------
Contractholder funds, beginning balance           $     13,802,815    $     11,658,966
Impact of adoption of SOP 03-1(1)                          135,665                   -
Deposits                                                 2,992,683           2,678,157
Interest credited to contractholder funds                  747,512             654,439
Benefits and withdrawals                                (1,182,746)         (1,022,329)
Transfers to from separate accounts                        (76,316)            (64,084)
Contract charges                                          (168,083)           (135,376)
Other adjustments                                          (20,041)             33,042
                                                  ----------------    ----------------
Contractholder funds, ending balance              $     16,231,489    $     13,802,815
                                                  ================    ================

(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuity contracts and secondary guarantees on interest-sensitive life and certain fixed annuity contracts. These reserves were ceded to ALIC under the terms of the reinsurance agreements.

                                       18



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                       DECEMBER 31,
       ($ IN MILLIONS)                                                                    2004
                                                                                     ----------------
       IN THE EVENT OF DEATH
          Separate account value                                                     $       1,824.6
          Net amount at risk (1)                                                     $         176.7
          Average attained age of contractholders                                        59.90 years

       AT ANNUITIZATION
          Separate account value                                                     $         391.2
          Net amount at risk (2)                                                     $           0.6
          Weighted average waiting period until annuitization options available           4.06 years

       ACCUMULATION AT SPECIFIED DATES
          Separate account value                                                     $          95.4
          Net amount at risk (3)                                                     $             -
          Weighted average waiting period until guarantee date                           13.37 years

   (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
   (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
   (3) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   As of December 31, 2004, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits and accumulation benefits were $19 million, $25 million and $(77) thousand, respectively.

7.   REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The
Company cedes a portion of the mortality risk on certain life policies with a pool of thirteen non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2004, 95.3% of the total reinsurance recoverables were related to ALIC and 4.7% were related to non-affiliated reinsurers. Approximately 99% of the non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

                                       19



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                                       2004              2003              2002
                                                                -------------     -------------     -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                          $     742,557     $     870,257     $     689,970
Assumed                                                                 3,785                 2                 2
Ceded:
   Affiliate                                                         (405,748)         (546,741)         (484,684)

   Non-affiliate                                                     (340,594)         (323,518)         (205,288)
                                                                -------------     -------------     -------------
Premiums and contract charges, net of reinsurance               $           -     $           -     $           -
                                                                =============     =============     =============

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and certain expenses for the years ended December 31 are as follows:

(IN THOUSANDS)                                                    2004                2003                2002
                                                             ----------------     --------------     ---------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND CERTAIN EXPENSES
Direct                                                       $      1,735,510     $    1,602,127     $     1,343,929
Assumed                                                                 4,972                202                   -
Ceded:
   Affiliate                                                       (1,354,508)        (1,272,290)         (1,012,038)
   Non-affiliate                                                     (385,974)          (330,039)           (331,891)
                                                             ----------------     --------------     ---------------
Interest credited to contractholder funds, contract
   benefits and certain expenses, net of reinsurance         $              -     $            -     $             -
                                                             ================     ==============     ===============

8.   COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $681 thousand, $879 thousand and $1.1 million in 2004, 2003 and 2002, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2004 are as follows:

                                           OPERATING
(IN THOUSANDS)                              LEASES
                                         -------------
2005                                     $          83
2006                                                57
2007                                                42
2008                                                 4
2009                                                 -
Thereafter                                           -
                                         -------------
                                         $         186
                                         =============

GUARANTEES

     The Company has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. The Company has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2004, the amount due under the commercial paper program is $301 million and the cash surrender value of the policies is $305

                                       20



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

million. The repayment guarantee expires April 30, 2006. These contracts are ceded to ALIC under the terms of its reinsurance agreements.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur.
Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees, ceded to ALIC, was not material as of December 31, 2004.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

     Regulatory bodies have contacted ALIC and some of its subsidiaries, including the Company, and have requested information relating to variable insurance products, including such areas as market timing and late trading and sales practices. The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to variable insurance products sales and subaccount trading practices. ALIC and its subsidiaries, including the Company, have responded and will continue to respond to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

                                       21



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

LEGAL PROCEEDINGS

BACKGROUND

     The Company and certain of its affiliates are named as defendants in a number of lawsuits and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter, novel legal issues, variations between jurisdictions in which matters are being litigated, differences in applicable laws and judicial interpretations, the length of time before many of these matters might be resolved by settlement or through litigation and, in some cases, the timing of their resolutions relative to other similar cases brought against other companies, the fact that some of these matters are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined, the fact that some of these matters involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear, and the current challenging legal environment faced by large corporations and insurance companies.

     - In these matters, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages or are not specified. Often more specific information beyond the type of relief sought is not available because plaintiffs have not requested more specific relief in their court pleadings. In our experience, monetary demands in plaintiffs' court pleadings bear little relation to the ultimate loss, if any, to the Company.

     - For the reasons specified above, it is not possible to make meaningful estimates of the amount or range of loss that could result from these matters at this time. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - In the opinion of the Company's management, while some of these matters may be material to the operating results ceded to ALIC for any particular period if an unfavorable outcome results, none will have a material adverse effect on the financial condition of the Company.


PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.

                                       22



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     AIC is defending various lawsuits involving worker classification issues. A putative nationwide class action filed by former employee agents includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. AIC has been vigorously defending this and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending another action, in which a class was certified in June 2004, filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted claims under ERISA and for constructive discharge, and are seeking the benefits provided in connection with the reorganization. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.
In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation.
AIC is cooperating with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization.
The outcome of these disputes is currently uncertain.

OTHER MATTERS

    The Corporation and some of its agents and subsidiaries, including the Company, have received interrogatories and demands to produce information from several regulatory and enforcement authorities. These authorities are seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, are seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. Published press reports have indicated that numerous demands of this nature have been sent to insurance companies as part of industry-wide investigations. The Corporation has cooperated and intends to continue to cooperate with these and any similar requests for information.

    Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits, some of which involve claims for substantial or indeterminate amounts.
This litigation is based on a variety of issues and targets a range of the Company's practices. The outcome of these disputes is currently unpredictable.
However, at this time, based on their present status and the existence of its reinsurance agreements with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                                       23



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.   INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the
"Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the
Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The
Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax liabilities at December 31 are as follows:

                                                        2004            2003
(IN THOUSANDS)                                      -----------     -----------
Unrealized net capital gains                        $    (2,949)    $    (3,911)
Difference in tax bases of investments                     (306)           (248)
Other liabilities                                            (2)            (13)
                                                    -----------     -----------
         Net deferred liabilities                   $    (3,257)    $    (4,172)
                                                    ===========     ===========

     The components of income tax expense for the years ended December 31 are as follows:

                                                   2004            2003            2002
(IN THOUSANDS)                                 -------------   -------------   ------------
Current                                        $       3,877   $       2,999   $      4,204
Deferred                                                  48           1,093         (1,575)
                                               -------------   -------------   ------------
     Total income tax expense                  $       3,925   $       4,092   $      2,629
                                               =============   =============   ============

     The Company paid income taxes of $2.5 million, $4.3 million and $8.0 million in 2004, 2003 and 2002, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                    2004            2003            2002
                                                 ----------      ----------      ----------
Statutory federal income tax rate                      35.0%           35.0%           35.0%
Adjustment for prior year liabilities                     -             0.7               -
Tax exempt income                                      (0.1)           (0.1)           (0.1)
                                                 ----------      ----------      ----------
Effective income tax rate                              34.9%           35.6%           34.9%
                                                 ==========      ==========      ==========

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004
Act"), the Company can reduce the policyholder surplus account in 2005 and 2006 without incurring any tax liability. The balance in this account at December 31, 2004 was $340 thousand, which prior to the 2004 Act would have resulted in federal income taxes payable of $119 thousand if such amounts had been distributed or deemed distributed from the policyholder surplus account. No provision for taxes has ever been made for this item as the Company had no intention of distributing such amounts. The Company expects to utilize this provision, thereby eliminating this potential tax liability.


                                       24



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10.  STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The
State of Nebraska requires insurance companies to prepare statutory-basis financial statements in conformity with the National Association of Insurance
Commissioners ("NAIC") Accounting Practices and Procedures Manual
("Codification"), subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.


     Statutory net income for 2004, 2003, and 2002 was $7.4 million, $8.4 million and $3.0 million, respectively. Statutory capital and surplus as of December 31, 2004 and 2003 was $255.5 million and $202.1 million, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors.
The amount of dividends that can be paid to the shareholder without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Nebraska
Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2005 without prior approval of the Nebraska
Department of Insurance is $25.3 million. In the twelve-month period beginning
January 1, 2004 the Company did not pay any dividends.

                                       25



                          LINCOLN BENEFIT LIFE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

11.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the years ended December 31 are as follows:


(IN THOUSANDS)


                                                                                   2004
                                                                  -------------------------------------
                                                                                               After-
                                                                    Pretax        Tax           tax
                                                                  ----------   ----------    ----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding (losses) gains arising during the period    $   (2,743)  $      960    $   (1,783)
   Less: reclassification adjustments                                      5           (2)            3
                                                                  ----------   ----------    ----------
   Unrealized net capital gains and losses                            (2,748)         962        (1,786)
                                                                  ----------   ----------    ----------
   Other comprehensive (loss) income                              $   (2,748)  $      962    $   (1,786)
                                                                  ==========   ==========    ==========

                                                                                  2003
                                                                 --------------------------------------
                                                                                              After-
                                                                   Pretax         Tax          tax
                                                                 -----------   ----------   -----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding (losses) gains arising during the period   $    (5,349)  $    1,873   $    (3,476)
   Less: reclassification adjustments                                    124          (43)           81
                                                                 -----------   ----------   -----------
   Unrealized net capital gains and losses                            (5,473)       1,916        (3,557)
                                                                 -----------   ----------   -----------
   Other comprehensive (loss) income                             $    (5,473)  $    1,916   $    (3,557)
                                                                 ===========   ==========   ===========

                                                                                   2002
                                                                  -------------------------------------
                                                                                               After-
                                                                    Pretax        Tax           tax
                                                                  ----------   ----------    ----------
UNREALIZED CAPITAL GAINS AND LOSSES:
   Unrealized holding gains arising during the period             $    4,980   $   (1,743)   $    3,237
   Less: reclassification adjustments                                 (4,084)       1,429        (2,655)
                                                                  ----------   ----------    ----------
   Unrealized net capital gains and losses                             9,064       (3,172)        5,892
                                                                  ----------   ----------    ----------
   Other comprehensive income                                     $    9,064   $   (3,172)   $    5,892
                                                                  ==========   ==========    ==========

                                       26





                              --------------------------------------------------
                              LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004
                              AND FOR THE PERIODS ENDED DECEMBER 31, 2004
                              AND 2003, AND REPORT OF INDEPENDENT
                              REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2004, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2004, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 24, 2005

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable     AIM Variable     AIM Variable     AIM Variable
                               AIM Variable     AIM Variable       Insurance        Insurance        Insurance        Insurance
                                 Insurance        Insurance          Funds            Funds            Funds            Funds
                                   Funds            Funds          Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                    AIM V. I.
                                                                                     Capital      AIM V. I. Dent      AIM V. I.
                                 AIM V. I.     AIM V. I. Dent      AIM V. I.      Appreciation     Demographics        Mid Cap
                                Basic Value     Demographics    Basic Value II         II               II         Core Equity II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    26,417,973  $     1,409,794  $     6,339,906  $     1,187,743  $       319,212  $     5,402,715
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    26,417,973  $     1,409,794  $     6,339,906  $     1,187,743  $       319,212  $     5,402,715
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    26,417,973  $     1,409,794  $     6,339,906  $     1,187,743  $       319,212  $     5,402,715
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    26,417,973  $     1,409,794  $     6,339,906  $     1,187,743  $       319,212  $     5,402,715
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,231,248          249,963          539,108           52,789           57,002          414,319
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    24,253,324  $     1,172,775  $     5,846,629  $     1,124,411  $       298,535  $     5,269,363
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.76  $          9.24  $         10.65  $         10.21  $         10.21  $         10.89
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.82  $          9.47  $         10.75  $         10.30  $         10.30  $         10.99
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable
                                 Insurance
                                   Funds          The Alger        The Alger        The Alger        The Alger        The Alger
                                 Series II      American Fund    American Fund    American Fund    American Fund    American Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.                           Alger            Alger            Alger            Alger
                                  Premier           Alger          Income &         Leveraged         MidCap            Small
                                 Equity II         Growth           Growth           AllCap           Growth       Capitalization
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       760,835  $    22,746,174  $    24,441,319  $    18,677,346  $    35,746,469  $    14,870,879
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $       760,835  $    22,746,174  $    24,441,319  $    18,677,346  $    35,746,469  $    14,870,879
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       760,835  $    22,746,174  $    24,441,319  $    18,677,346  $    35,746,469  $    14,870,879
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $       760,835  $    22,746,174  $    24,441,319  $    18,677,346  $    35,746,469  $    14,870,879
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       35,922          647,670        2,431,972          614,589        1,718,580          734,002
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       723,097  $    26,969,588  $    26,209,987  $    20,002,560  $    31,798,386  $    12,475,270
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.19  $          6.40  $          7.14  $          5.79  $          9.66  $          5.79
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.28  $         12.06  $         13.42  $         14.51  $         17.73  $          9.45
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 The Alger        The Alger        The Alger        Federated        Federated        Federated
                               American Fund    American Fund    American Fund      Insurance        Insurance        Insurance
                               (Series - S)     (Series - S)     (Series - S)        Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                    Alger            Alger                           Federated
                                   Alger          Leveraged         MidCap          Federated      Fund for U.S.      Federated
                                  Growth           AllCap           Growth           Capital        Government       High Income
                               (Series - S)     (Series - S)     (Series - S)    Income Fund II    Securities II    Bond Fund II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     9,296,191  $       888,708  $     4,401,257  $     9,162,564  $    44,722,928  $    32,896,084
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     9,296,191  $       888,708  $     4,401,257  $     9,162,564  $    44,722,928  $    32,896,084
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     9,296,191  $       888,708  $     4,401,257  $     9,162,564  $    44,722,928  $    32,896,084
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     9,296,191  $       888,708  $     4,401,257  $     9,162,564  $    44,722,928  $    32,896,084
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      266,214           29,457          212,930        1,032,984        3,855,425        4,011,718
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     8,680,122  $       820,470  $     3,935,863  $    10,541,914  $    44,404,817  $    30,568,070
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.00  $         10.13  $         10.53  $          7.40  $         12.22  $         11.50
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         12.83  $         10.22  $         10.63  $         13.31  $         15.83  $         17.16
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 VIP Asset
                                  Manager                             VIP                                               VIP
                                  Growth       VIP Contrafund    Equity-Income     VIP Growth      VIP Index 500    Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    19,256,372  $    82,371,369  $    78,275,907  $    50,936,842  $    76,112,320  $    48,867,402
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    19,256,372  $    82,371,369  $    78,275,907  $    50,936,842  $    76,112,320  $    48,867,402
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    19,256,372  $    82,371,369  $    78,275,907  $    50,936,842  $    76,112,320  $    48,867,402
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    19,256,372  $    82,371,369  $    78,275,907  $    50,936,842  $    76,112,320  $    48,867,402
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,296,725        3,094,341        3,085,373        1,591,279          552,540       48,867,402
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    19,289,962  $    68,720,470  $    68,382,067  $    57,486,711  $    70,852,534  $    48,867,402
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          9.72  $         10.30  $         11.79  $          6.17  $          8.17  $         10.31
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         17.10  $         22.01  $         26.10  $         21.87  $         11.72  $         13.42
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                               Fidelity        Variable          Variable          Variable          Variable          Variable
                               Variable        Insurance         Insurance         Insurance         Insurance         Insurance
                               Insurance     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                             Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                              Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                             ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                VIP Asset                             VIP
                                             Manager Growth    VIP Contrafund     Equity-Income      VIP Growth      VIP Index 500
                                                (Service          (Service          (Service          (Service         (Service
                             VIP Overseas       Class 2)          Class 2)          Class 2)          Class 2)         Class 2)
                             ------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value    $  19,548,618 $       2,756,053 $       5,789,516 $      19,558,348 $      15,220,669 $      12,330,654
                             ------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets             $  19,548,618 $       2,756,053 $       5,789,516 $      19,558,348 $      15,220,669 $      12,330,654
                             ============= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units           $  19,548,618 $       2,756,053 $       5,789,516 $      19,558,348 $      15,220,669 $      12,330,654
                             ------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets         $  19,548,618 $       2,756,053 $       5,789,516 $      19,558,348 $      15,220,669 $      12,330,654
                             ============= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                 1,115,789           188,255           219,716           779,528           481,058            90,196
                             ============= ================= ================= ================= ================= =================
Cost of investments          $  17,197,833 $       2,655,805 $       5,371,063 $      17,230,501 $      14,484,536 $      11,536,936
                             ============= ================= ================= ================= ================= =================
ACCUMULATION UNIT FAIR VALUE
    Lowest                   $        8.04 $           10.11 $           11.29 $           10.73 $            9.72 $           10.57
                             ============= ================= ================= ================= ================= =================
    Highest                  $       15.55 $           10.22 $           11.39 $           11.08 $           12.68 $           10.67
                             ============= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Fidelity           Fidelity           Fidelity
                                  Variable           Variable           Variable       Goldman Sachs  Goldman Sachs
                                  Insurance          Insurance          Insurance        Variable       Variable      J.P. Morgan
                                Products Fund      Products Fund      Products Fund      Insurance      Insurance       Series
                              (Service Class 2)  (Service Class 2)  (Service Class 2)      Trust          Trust        Trust II
                                 Sub-Account        Sub-Account        Sub-Account      Sub-Account    Sub-Account    Sub-Account
                              -----------------  -----------------  -----------------  -------------  -------------- -------------
                                VIP Investment        VIP Money
                                  Grade Bond           Market          VIP Overseas      VIT CORE          VIT
                                   (Service           (Service           (Service        Small Cap    International
                                   Class 2)           Class 2)           Class 2)         Equity          Equity     Small Company
                              -----------------  -----------------  -----------------  -------------  -------------  -------------
ASSETS
Investments at fair value     $      32,485,056  $      15,140,320  $       7,703,442  $   5,828,376  $   4,203,717  $   5,923,321
                              -----------------  -----------------  -----------------  -------------  -------------  -------------
    Total assets              $      32,485,056  $      15,140,320  $       7,703,442  $   5,828,376  $   4,203,717  $   5,923,321
                              =================  =================  =================  =============  =============  =============

NET ASSETS
Accumulation units            $      32,485,056  $      15,140,320  $       7,703,442  $   5,828,376  $   4,203,717  $   5,923,321
                              -----------------  -----------------  -----------------  -------------  -------------  -------------
    Total net assets          $      32,485,056  $      15,140,320  $       7,703,442  $   5,828,376  $   4,203,717  $   5,923,321
                              =================  =================  =================  =============  =============  =============
FUND SHARE INFORMATION
Number of shares                      2,483,567         15,140,320            442,981        404,748        395,458        331,282
                              =================  =================  =================  =============  =============  =============
Cost of investments           $      32,243,970  $      15,140,320  $       6,754,508  $   4,811,473  $   3,983,974  $   4,497,973
                              =================  =================  =================  =============  =============  =============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $           10.13  $            9.86  $           10.82  $       17.28  $        9.61  $       14.28
                              =================  =================  =================  =============  =============  =============
    Highest                   $           11.73  $            9.97  $           12.17  $       17.46  $        9.71  $       14.43
                              =================  =================  =================  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Janus            Janus            Janus            Janus            Janus            Janus
                               Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Capital         Flexible                                           Worldwide
                                 Balanced       Appreciation        Income           Growth       Mid Cap Growth       Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    71,733,373  $     5,759,487  $    27,293,625  $    42,700,312  $    33,097,403  $    48,442,846
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    71,733,373  $     5,759,487  $    27,293,625  $    42,700,312  $    33,097,403  $    48,442,846
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    71,733,373  $     5,759,487  $    27,293,625  $    42,700,312  $    33,097,403  $    48,442,846
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    71,733,373  $     5,759,487  $    27,293,625  $    42,700,312  $    33,097,403  $    48,442,846
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,941,098          234,316        2,248,239        2,127,569        1,280,859        1,808,919
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    67,526,399  $     5,041,697  $    27,548,849  $    51,886,354  $    42,688,352  $    55,690,795
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          9.88  $         11.34  $         12.74  $          5.90  $          4.41  $          5.72
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         27.27  $         11.39  $         19.64  $         20.59  $         22.96  $         22.66
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Janus            Janus            Janus           Janus            Janus            Janus
                               Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                  Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Capital                           Mid Cap       Risk-Managed       Worldwide
                                 Balanced       Appreciation     Foreign Stock        Value            Core            Growth
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                  Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,823,687  $       919,575  $     9,329,250  $     3,824,891  $     1,582,403  $     2,826,652
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     2,823,687  $       919,575  $     9,329,250  $     3,824,891  $     1,582,403  $     2,826,652
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,823,687  $       919,575  $     9,329,250  $     3,824,891  $     1,582,403  $     2,826,652
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     2,823,687  $       919,575  $     9,329,250  $     3,824,891  $     1,582,403  $     2,826,652
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      111,874           37,703          662,118          246,608          116,439          106,185
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,718,694  $       835,373  $     7,755,629  $     3,529,356  $     1,564,132  $     2,538,724
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.53  $         11.39  $         11.22  $         11.20  $         11.24  $          8.67
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.62  $         11.49  $         14.02  $         11.30  $         11.34  $          9.81
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Lazard           Lazard        MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                Retirement       Retirement        Insurance        Insurance        Insurance        Insurance
                               Series, Inc.     Series, Inc.         Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Emerging       International    MFS Emerging     MFS Investors       MFS New
                                  Markets          Equity           Growth            Trust          Discovery      MFS Research
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,879,144  $     2,212,736  $     7,161,214  $     6,740,962  $    13,851,338  $     4,715,687
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     5,879,144  $     2,212,736  $     7,161,214  $     6,740,962  $    13,851,338  $     4,715,687
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     5,879,144  $     2,212,736  $     7,161,214  $     6,740,962  $    13,851,338  $     4,715,687
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     5,879,144  $     2,212,736  $     7,161,214  $     6,740,962  $    13,851,338  $     4,715,687
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      422,656          186,257          408,745          372,841          931,496          308,215
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     4,122,281  $     1,881,708  $     8,683,098  $     6,429,157  $    12,639,170  $     5,016,500
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         16.44  $          9.40  $          4.92  $          8.28  $          7.71  $          7.09
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         18.74  $          9.49  $         10.03  $         10.00  $         16.56  $         10.41
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                                  Insurance        Insurance        Insurance        Insurance        Insurance
                               MFS Variable         Trust            Trust            Trust            Trust            Trust
                                 Insurance        (Service         (Service         (Service         (Service         (Service
                                   Trust           Class)           Class)           Class)           Class)           Class)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  MFS High       MFS Investor     MFS Investors       MFS New         MFS Total
                                                   Income        Growth Stock         Trust          Discovery         Return
                                 MFS Total        (Service         (Service         (Service         (Service         (Service
                                  Return           Class)           Class)           Class)           Class)           Class)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    35,647,300  $     4,584,219  $       714,605  $       953,159  $     7,433,603  $     7,176,425
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    35,647,300  $     4,584,219  $       714,605  $       953,159  $     7,433,603  $     7,176,425
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    35,647,300  $     4,584,219  $       714,605  $       953,159  $     7,433,603  $     7,176,425
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    35,647,300  $     4,584,219  $       714,605  $       953,159  $     7,433,603  $     7,176,425
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,663,430          445,502           76,510           52,983          505,343          337,714
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    30,975,850  $     4,393,805  $       667,055  $       879,316  $     6,559,547  $     6,763,891
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         12.83  $         10.56  $         10.38  $         10.72  $          9.34  $         10.67
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         14.49  $         10.65  $         10.47  $         10.81  $         10.30  $         10.78
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               MFS Variable     MFS Variable      Oppenheimer      Oppenheimer       Panorama
                                 Insurance        Insurance        Variable         Variable          Series       PIMCO Advisors
                                   Trust            Trust        Account Funds    Account Funds     Fund, Inc.        Variable
                                 (Service         (Service      (Service Class   (Service Class   (Service Class      Insurance
                                  Class)           Class)           ("SC"))          ("SC"))          ("SC"))           Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                  Oppenheimer      Oppenheimer
                               MFS Utilities      MFS Value         Global         Main Street      Oppenheimer
                                 (Service         (Service        Securities        Small Cap      International      NJF Small
                                  Class)           Class)            (SC)          Growth (SC)      Growth (SC)       Cap Value
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     4,784,696  $     1,715,035  $     5,967,619  $    35,809,051  $     2,456,896  $     2,542,982
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     4,784,696  $     1,715,035  $     5,967,619  $    35,809,051  $     2,456,896  $     2,542,982
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     4,784,696  $     1,715,035  $     5,967,619  $    35,809,051  $     2,456,896  $     2,542,982
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     4,784,696  $     1,715,035  $     5,967,619  $    35,809,051  $     2,456,896  $     2,542,982
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      235,467          142,091          203,465        2,242,270        1,833,505          182,817
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,569,628  $     1,584,755  $     5,313,124  $    28,791,578  $     2,017,748  $     2,407,578
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         11.36  $         11.08  $         11.29  $         11.22  $         10.95  $         11.79
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         14.33  $         11.17  $         11.39  $         14.30  $         11.67  $         11.89
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              PIMCO Advisors   PIMCO Advisors   PIMCO Advisors   PIMCO Advisors   PIMCO Advisors
                                 Variable         Variable         Variable         Variable         Variable      PIMCO Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Trust            Trust            Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                        PEA
                                                                     OpCap             PEA          Science and
                              OpCap Balanced    OpCap Equity       Small Cap       Renaissance      Technology      Foreign Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    28,646,155  $     6,630,605  $    23,928,531  $     4,189,202  $    11,122,525  $    18,967,209
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    28,646,155  $     6,630,605  $    23,928,531  $     4,189,202  $    11,122,525  $    18,967,209
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    28,646,155  $     6,630,605  $    23,928,531  $     4,189,202  $    11,122,525  $    18,967,209
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    28,646,155  $     6,630,605  $    23,928,531  $     4,189,202  $    11,122,525  $    18,967,209
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    2,637,768          184,183          661,923          274,702        5,979,852        1,868,690
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    26,409,452  $     5,748,390  $    19,153,006  $     3,923,555  $    10,749,824  $    18,937,298
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.74  $         11.33  $         11.64  $         11.13  $          2.70  $         10.29
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.81  $         11.45  $         20.44  $         11.23  $         10.77  $         13.06
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              PIMCO Variable   PIMCO Variable   PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance        Insurance        Insurance         Putnam           Putnam
                                   Trust            Trust            Trust            Trust       Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                   StocksPLUS                            VT
                                                                                   Growth and                       International
                                                    PIMCO            PIMCO           Income                          Growth and
                               Money Market      Real Return     Total Return       Portfolio      VT High Yield       Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    31,126,910  $    12,188,397  $    97,338,544  $     8,166,204  $    10,273,770  $     6,120,127
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    31,126,910  $    12,188,397  $    97,338,544  $     8,166,204  $    10,273,770  $     6,120,127
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    31,126,910  $    12,188,397  $    97,338,544  $     8,166,204  $    10,273,770  $     6,120,127
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    31,126,910  $    12,188,397  $    97,338,544  $     8,166,204  $    10,273,770  $     6,120,127
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                   31,126,910          943,374        9,261,517          809,336        1,276,245          453,007
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    31,126,910  $    12,077,913  $    95,660,368  $     7,170,888  $     9,533,441  $     4,815,617
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          9.67  $         10.50  $         10.18  $          9.93  $         12.87  $         12.73
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.66  $         11.26  $         13.56  $         10.03  $         13.18  $         13.33
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Salomon          Salomon
                                                                    Salomon          Salomon         Brothers         Brothers
                                                                   Brothers         Brothers         Variable         Variable
                                                                   Variable         Variable          Series           Series
                                   Rydex            Rydex           Series           Series         Funds Inc.       Funds Inc.
                              Variable Trust   Variable Trust     Funds Inc.       Funds Inc.       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                Rydex Sector                        Variable          All Cap        High Yield
                                 Rydex OTC        Rotation         Investors         All Cap        (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,473,332  $       682,277  $    15,048,996  $    12,327,301  $       845,223  $     7,114,995
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     3,473,332  $       682,277  $    15,048,996  $    12,327,301  $       845,223  $     7,114,995
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,473,332  $       682,277  $    15,048,996  $    12,327,301  $       845,223  $     7,114,995
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     3,473,332  $       682,277  $    15,048,996  $    12,327,301  $       845,223  $     7,114,995
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      241,371           61,136        1,089,717          732,460           50,162          718,686
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,865,162  $       615,870  $    13,847,611  $    10,489,051  $       800,743  $     7,162,541
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          5.32  $         10.51  $         10.89  $         10.21  $         10.23  $         10.78
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $          9.15  $         13.62  $         10.95  $         14.63  $         10.32  $         10.87
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Salomon
                                 Brothers          Scudder          Scudder          Scudder
                                 Variable         Variable         Variable         Variable
                                  Series          Insurance        Insurance        Insurance         Scudder          Scudder
                                Funds Inc.          Trust            Trust            Trust          Variable         Variable
                                (Class II)        (Class B)        (Class B)        (Class B)        Series I         Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Variable           EAFE          Equity 500        Small Cap
                                 Investors      Equity Index         Index            Index
                                (Class II)        (Class B)        (Class B)        (Class B)        Balanced           Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,106,612  $       342,449  $     3,580,192  $     1,263,640  $    19,407,239  $    20,076,396
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     1,106,612  $       342,449  $     3,580,192  $     1,263,640  $    19,407,239  $    20,076,396
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,106,612  $       342,449  $     3,580,192  $     1,263,640  $    19,407,239  $    20,076,396
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     1,106,612  $       342,449  $     3,580,192  $     1,263,640  $    19,407,239  $    20,076,396
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       79,958           35,934          281,462           88,120        1,658,738        2,815,764
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     1,045,059  $       299,751  $     3,221,539  $     1,079,138  $    19,967,945  $    19,468,367
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.33  $         15.25  $         13.03  $         15.88  $          8.99  $         12.45
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.42  $         15.43  $         13.19  $         16.07  $         20.24  $         15.72
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder          Scudder
                                 Variable         Variable         Variable        STI Classic      STI Classic      STI Classic
                                 Series I         Series I         Series I      Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                        STI
                                  Global         Growth and                       STI Capital      International      STI Value
                                 Discovery         Income        International    Appreciation        Equity        Income Stock
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    10,063,427  $     3,942,850  $     4,038,602  $     2,276,821  $        91,746  $     5,825,708
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    10,063,427  $     3,942,850  $     4,038,602  $     2,276,821  $        91,746  $     5,825,708
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    10,063,427  $     3,942,850  $     4,038,602  $     2,276,821  $        91,746  $     5,825,708
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    10,063,427  $     3,942,850  $     4,038,602  $     2,276,821  $        91,746  $     5,825,708
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      788,052          424,419          425,116          138,661            8,295          406,823
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     7,695,559  $     3,731,589  $     3,539,035  $     2,094,646  $        67,474  $     5,341,829
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          9.43  $          8.49  $          6.81  $          8.38  $          9.49  $         10.21
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         17.44  $          9.65  $          9.79  $          9.12  $         10.51  $         12.80
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                   Strong
                                  Strong          Variable       T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price
                                Opportunity       Insurance         Equity           Equity           Equity           Equity
                              Funds II, Inc.     Funds, Inc.     Series, Inc.     Series, Inc.     Series, Inc.    Series, Inc. - II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                   T. Rowe Price    T. Rowe Price
                                Opportunity        Mid Cap       T. Rowe Price    T. Rowe Price     New America       Blue Chip
                                  Fund II      Growth Fund II    Equity Income   Mid-Cap Growth       Growth          Growth II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    21,041,624  $     9,445,509  $    41,369,622  $    32,416,015  $     4,314,872  $     3,404,874
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $    21,041,624  $     9,445,509  $    41,369,622  $    32,416,015  $     4,314,872  $     3,404,874
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    21,041,624  $     9,445,509  $    41,369,622  $    32,416,015  $     4,314,872  $     3,404,874
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $    21,041,624  $     9,445,509  $    41,369,622  $    32,416,015  $     4,314,872  $     3,404,874
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      937,266          577,354        1,851,818        1,376,476          221,844          376,645
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    17,646,501  $     9,634,801  $    35,727,338  $    24,308,870  $     3,766,699  $     3,201,283
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.78  $          5.18  $         13.63  $         11.96  $          7.93  $         10.40
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         16.65  $         11.84  $         14.91  $         18.12  $          9.95  $         10.49
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                T. Rowe Price     T. Rowe Price    The Universal    The Universal    The Universal    The Universal
                                   Equity         International    Institutional    Institutional    Institutional    Institutional
                              Series, Inc. - II   Series, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                 Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               T. Rowe Price      T. Rowe Price                                                      Van Kampen UIF
                                  Equity          International   Van Kampen UIF     Van Kampen     Van Kampen UIF    U.S. Mid Cap
                                 Income II            Stock        Equity Growth   UIF High Yield   Mid Cap Growth        Value
                              -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $      12,863,093  $     7,284,229  $    30,428,094  $     8,802,963  $     7,160,698  $    41,777,427
                              -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $      12,863,093  $     7,284,229  $    30,428,094  $     8,802,963  $     7,160,698  $    41,777,427
                              =================  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $      12,863,093  $     7,284,229  $    30,428,094  $     8,802,963  $     7,160,698  $    41,777,427
                              -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $      12,863,093  $     7,284,229  $    30,428,094  $     8,802,963  $     7,160,698  $    41,777,427
                              =================  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        576,562          541,981        2,212,952        1,209,198          691,187        2,458,942
                              =================  ===============  ===============  ===============  ===============  ===============
Cost of investments           $      12,171,806  $     6,298,170  $    28,015,266  $     8,312,262  $     6,260,729  $    36,131,170
                              =================  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $           10.99  $          7.51  $         10.72  $         10.43  $          9.90  $         11.26
                              =================  ===============  ===============  ===============  ===============  ===============
    Highest                   $           11.11  $         10.34  $         10.78  $         11.63  $         10.00  $         14.07
                              =================  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Van Kampen
                               The Universal    The Universal         Van              Van              Van             Life
                               Institutional    Institutional    Eck Worldwide    Eck Worldwide    Eck Worldwide     Investment
                                Funds, Inc.      Funds, Inc.       Insurance        Insurance        Insurance          Trust
                                (Class II)       (Class II)          Trust            Trust            Trust         (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                 Van Kampen         Van Eck          Van Eck
                              Van Kampen UIF      UIF U.S.         Worldwide        Worldwide         Van Eck      LIT Aggressive
                               Equity Growth     Real Estate       Absolute         Emerging         Worldwide         Growth
                                (Class II)       (Class II)         Return           Markets        Hard Assets      (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,120,872  $    13,559,268  $       898,000  $       637,218  $     1,200,058  $     9,985,039
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total assets              $     1,120,872  $    13,559,268  $       898,000  $       637,218  $     1,200,058  $     9,985,039
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,120,872  $    13,559,268  $       898,000  $       637,218  $     1,200,058  $     9,985,039
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Total net assets          $     1,120,872  $    13,559,268  $       898,000  $       637,218  $     1,200,058  $     9,985,039
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       81,935          665,322           91,260           41,895           65,363        2,054,535
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     1,040,882  $    11,683,056  $       895,703  $       542,612  $     1,119,547  $     8,916,403
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.30  $         12.74  $          9.83  $         12.00  $         12.35  $         11.01
                              ===============  ===============  ===============  ===============  ===============  ===============
    Highest                   $         10.38  $         17.16  $          9.92  $         12.11  $         12.45  $         11.16
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
---------------------------------------------------------------

                                Van Kampen       Van Kampen
                                   Life             Life
                                Investment       Investment
                                   Trust            Trust
                                (Class II)       (Class II)
                                Sub-Account      Sub-Account
                              ---------------  ---------------
                                               LIT Growth and
                              LIT Government       Income
                                (Class II)       (Class II)
                              ---------------  ---------------
ASSETS
Investments at fair value     $     3,931,425  $    40,039,949
                              ---------------  ---------------
    Total assets              $     3,931,425  $    40,039,949
                              ===============  ===============

NET ASSETS
Accumulation units            $     3,931,425  $    40,039,949
                              ---------------  ---------------
    Total net assets          $     3,931,425  $    40,039,949
                              ===============  ===============
FUND SHARE INFORMATION
Number of shares                      414,707        2,075,684
                              ===============  ===============
Cost of investments           $     3,877,111  $    33,917,985
                              ===============  ===============
ACCUMULATION UNIT FAIR VALUE
    Lowest                    $         10.10  $         10.99
                              ===============  ===============
    Highest                   $         10.19  $         11.60
                              ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable     AIM Variable     AIM Variable     AIM Variable
                               AIM Variable     AIM Variable       Insurance        Insurance        Insurance        Insurance
                                 Insurance        Insurance          Funds            Funds            Funds            Funds
                                   Funds            Funds          Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                    AIM V. I.
                                                                                    Capital       AIM V. I. Dent      AIM V. I.
                                 AIM V. I.     AIM V. I. Dent      AIM V. I.      Appreciation     Demographics        Mid Cap
                             Basic Value (a)(m) Demographics   Basic Value II (b)    II (b)           II (b)      Core Equity II (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             -  $             -  $             -  $             -  $         1,043
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (242,465)         (20,857)         (35,371)          (4,464)          (1,731)         (25,359)
  Administrative expense              (17,629)          (1,400)          (2,331)            (300)            (112)          (1,688)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                           (260,094)         (22,257)         (37,702)          (4,764)          (1,843)         (26,004)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               6,566,718          290,468          298,184           34,335           15,547          150,828
  Cost of investments sold          6,775,885          257,256          296,079           33,767           15,519          150,650
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 (209,167)          33,212            2,105              568               28              178

Realized gain distributions                 -                -                -                -                -          212,344
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                         (209,167)          33,212            2,105              568               28          212,522

Change in unrealized gains
  (losses)                          2,164,649           67,033          493,277           63,332           20,677          133,352
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         1,955,482          100,245          495,382           63,900           20,705          345,874
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,695,388  $        77,988  $       457,680  $        59,136  $        18,862  $       319,870
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) For period beginning February 2, 2004 and ended December 31, 2004
(m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable
                                 Insurance
                                   Funds          The Alger        The Alger        The Alger        The Alger        The Alger
                                 Series II      American Fund    American Fund    American Fund    American Fund    American Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.                          Alger             Alger            Alger            Alger
                                  Premier           Alger          Income &         Leveraged         MidCap            Small
                               Equity II (b)     Growth (c)       Growth (d)       AllCap (e)       Growth (f)    Capitalization (g)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         1,845  $             -  $       139,976  $             -  $             -  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (2,981)        (298,394)        (336,584)        (248,906)        (469,176)        (178,779)
  Administrative expense                 (201)         (24,718)         (27,842)         (19,407)         (36,309)         (14,418)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                             (1,337)        (323,112)        (224,450)        (268,313)        (505,485)        (193,197)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                  26,077        5,711,361        6,880,091        3,720,618       11,566,427        6,828,935
  Cost of investments sold             26,054        7,338,396        7,811,481        4,349,512       11,308,904        6,251,492
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                       23       (1,627,035)        (931,390)        (628,894)         257,523          577,443

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                               23       (1,627,035)        (931,390)        (628,894)         257,523          577,443

Change in unrealized gains
  (losses)                             37,738        2,760,405        2,675,188        2,000,419        3,820,439        1,456,383
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments            37,761        1,133,370        1,743,798        1,371,525        4,077,962        2,033,826
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        36,424  $       810,258  $     1,519,348  $     1,103,212  $     3,572,477  $     1,840,629
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(c) Previously known as Growth
(d) Previously known as Income and Growth
(e) Previously known as Leveraged AllCap
(f) Previously known as MidCap Growth
(g) Previously known as Small Capitalization

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 The Alger        The Alger        The Alger        Federated        Federated        Federated
                               American Fund    American Fund    American Fund      Insurance        Insurance        Insurance
                               (Series - S)     (Series - S)     (Series - S)        Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                    Alger                                           Federated
                                   Alger          Leveraged         MidCap          Federated      Fund for U.S.      Federated
                                  Growth           AllCap           Growth           Capital        Government       High Income
                              (Series - S) (h) (Series - S) (b) (Series - S) (b) Income Fund II    Securities II    Bond Fund II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             -  $             -  $       403,876  $     2,352,052  $     2,145,935
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (74,776)          (4,282)         (20,210)        (117,559)        (666,252)        (412,544)
  Administrative expense               (5,273)            (278)          (1,294)         (11,072)         (56,987)         (35,234)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (80,049)          (4,560)         (21,504)         275,245        1,628,813        1,698,157
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 820,441          104,934          272,587        2,841,120       20,802,297        9,204,191
  Cost of investments sold            827,606          113,030          262,021        3,573,235       20,746,563        8,999,776
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   (7,165)          (8,096)          10,566         (732,115)          55,734          204,415

Realized gain distributions                 -                -                -                -          274,659                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                           (7,165)          (8,096)          10,566         (732,115)         330,393          204,415

Change in unrealized gains
  (losses)                            523,814           68,238          465,394        1,210,252         (900,363)         740,942
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           516,649           60,142          475,960          478,137         (569,970)         945,357
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       436,600  $        55,582  $       454,456  $       753,382  $     1,058,843  $     2,643,514
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(h) Previously known as Growth (Series -S)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 VIP Asset
                                  Manager                             VIP                                                VIP
                                Growth (i)     VIP Contrafund    Equity-Income     VIP Growth      VIP Index 500    Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       506,891  $       244,625  $     1,196,445  $       140,291  $       926,928  $       701,011
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (242,708)        (996,257)        (995,051)        (686,181)        (962,802)        (770,085)
  Administrative expense              (23,532)         (87,106)         (96,617)         (64,414)         (79,574)         (65,599)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            240,651         (838,738)         104,777         (610,304)        (115,448)        (134,673)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               3,435,931       10,788,030       20,234,176       11,999,938       22,878,728       60,204,743
  Cost of investments sold          3,595,742        9,905,956       19,031,332       14,387,357       23,155,841       60,204,743
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 (159,811)         882,074        1,202,844       (2,387,419)        (277,113)               -

Realized gain distributions                 -                -          285,817                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                         (159,811)         882,074        1,488,661       (2,387,419)        (277,113)               -

Change in unrealized gains
  (losses)                            662,552        9,880,051        5,956,052        3,697,336        6,564,762                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
   (losses) on investments            502,741       10,762,125        7,444,713        1,309,917        6,287,649                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       743,392  $     9,923,387  $     7,549,490  $       699,613  $     6,172,201  $      (134,673)
                              ===============  ===============  ===============  ===============  ===============  ===============

(i) Previously known as VIP Asset Manager

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                  Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Fidelity         Variable         Variable         Variable         Variable         Variable
                                 Variable         Insurance        Insurance        Insurance        Insurance        Insurance
                                 Insurance      Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                               Products Fund  (Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)(Service Class 2)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  VIP Asset                           VIP
                                                Manager Growth   VIP Contrafund    Equity-Income     VIP Growth      VIP Index 500
                                                  (Service         (Service         (Service         (Service         (Service
                               VIP Overseas     Class 2) (b)     Class 2) (b)       Class 2)         Class 2)       Class 2) (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       182,192  $             -  $             -  $       108,259  $         6,913  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (236,863)         (11,459)         (23,236)        (172,827)        (132,091)         (52,014)
  Administrative expense              (21,458)            (760)          (1,520)         (11,828)          (9,477)          (3,450)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (76,129)         (12,219)         (24,756)         (76,396)        (134,655)         (55,464)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               3,770,169          215,814          171,034        2,153,699        1,476,540          513,589
  Cost of investments sold          3,718,427          221,720          162,689        1,936,018        1,494,423          507,373
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   51,742           (5,906)           8,345          217,681          (17,883)           6,216

Realized gain distributions                 -                -                -           28,213                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                           51,742           (5,906)           8,345          245,894          (17,883)           6,216

Change in unrealized gains
  (losses)                          1,946,498          100,248          418,453        1,320,743          528,633          793,718
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         1,998,240           94,342          426,798        1,566,637          510,750          799,934
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,922,111  $        82,123  $       402,042  $     1,490,241  $       376,095  $       744,470
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable       Goldman Sachs    Goldman Sachs
                                 Insurance        Insurance        Insurance        Variable         Variable        J.P. Morgan
                               Products Fund    Products Fund    Products Fund      Insurance        Insurance         Series
                             (Service Class 2)(Service Class 2)(Service Class 2)     Trust            Trust          Trust II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                              VIP Investment      VIP Money
                                Grade Bond         Market        VIP Overseas       VIT CORE            VIT
                                 (Service         (Service         (Service         Small Cap      International
                                 Class 2)       Class 2) (b)       Class 2)          Equity           Equity        Small Company
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       787,587  $        58,206  $        22,955  $        10,273  $        44,485  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (350,909)         (72,812)         (58,529)         (71,432)         (52,969)         (63,470)
  Administrative expense              (24,981)          (4,796)          (4,116)          (5,200)          (3,866)          (4,636)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income (loss)        411,697          (19,402)         (39,690)         (66,359)         (12,350)         (68,106)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               5,323,324        5,608,234          941,503          988,833          670,144          390,980
  Cost of investments sold          5,460,886        5,608,234          883,921          856,809          714,396          345,408
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 (137,562)               -           57,582          132,024          (44,252)          45,572

Realized gain distributions           587,110                -                -          263,354                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          449,548                -           57,582          395,378          (44,252)          45,572

Change in unrealized gains
  (losses)                           (219,258)               -          678,870          387,191          491,219        1,147,002
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
   (losses) on investments            230,290                -          736,452          782,569          446,967        1,192,574
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       641,987  $       (19,402) $       696,762  $       716,210  $       434,617  $     1,124,468
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                    Janus           Janus            Janus           Janus            Janus            Janus
                                Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series    Aspen Series
                                 Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Capital         Flexible                                           Worldwide
                                  Balanced   Appreciation (a)(o)    Income           Growth        Mid Cap Growth      Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $     1,609,904  $        13,410  $     1,606,344  $        62,258  $             -  $       503,297
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (954,627)         (49,875)        (379,022)        (588,312)        (376,215)        (663,547)
  Administrative expense              (85,539)          (3,436)         (32,340)         (56,342)         (35,485)         (64,591)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            569,738          (39,901)       1,194,982         (582,396)        (411,700)        (224,841)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales              15,695,686          814,666        8,133,174       13,177,243        6,514,602       13,884,085
  Cost of investments sold         15,359,704          814,344        7,962,565       17,022,234        9,910,898       16,679,426
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  335,982              322          170,609       (3,844,991)      (3,396,296)      (2,795,341)

Realized gain distributions                 -                -          220,020                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          335,982              322          390,629       (3,844,991)      (3,396,296)      (2,795,341)

Change in unrealized gains
  (losses)                          3,893,554          717,790         (909,918)       5,412,519        9,002,542        4,436,254
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         4,229,536          718,112         (519,289)       1,567,528        5,606,246        1,640,913
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     4,799,274  $       678,211  $       675,693  $       985,132  $     5,194,546  $     1,416,072
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                   Janus            Janus            Janus            Janus            Janus            Janus
                               Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series     Aspen Series
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                  Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Capital                           Mid Cap       Risk-Managed       Worldwide
                                 Balanced       Appreciation     Foreign Stock        Value            Core            Growth
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                Shares) (b)      Shares) (b)      Shares) (j)      Shares) (b)      Shares) (b)        Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        44,352  $           208  $        21,090  $        17,246  $         4,113  $        25,540
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (11,885)          (4,444)         (92,813)         (15,621)          (6,976)         (38,924)
  Administrative expense                 (793)            (284)          (7,141)          (1,026)            (460)          (2,764)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                             31,674           (4,520)         (78,864)             599           (3,323)         (16,148)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON
   INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                  75,009           40,256        2,352,349          115,676           44,205          783,305
  Cost of investments sold             73,836           38,485        2,100,026          110,676           42,530          729,583
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                    1,173            1,771          252,323            5,000            1,675           53,722

Realized gain distributions                 -                -                -                -          103,857                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains (losses)           1,173            1,771          252,323            5,000          105,532           53,722

Change in unrealized gains
  (losses)                            104,993           84,202          919,724          295,535           18,271           26,293
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           106,166           85,973        1,172,047          300,535          123,803           80,015
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       137,840  $        81,453  $     1,093,183  $       301,134  $       120,480  $        63,867
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(j) Previously known as International Value (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Lazard           Lazard
                                Retirement       Retirement      LSA Variable     LSA Variable     LSA Variable     LSA Variable
                               Series, Inc.     Series, Inc.     Series Trust     Series Trust     Series Trust     Series Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Emerging      International   LSA Aggressive                          LSA
                                  Markets          Equity          Growth (k)     LSA Balanced (l) Basic Value (m) LSA Blue Chip (n)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        28,724  $        10,747  $             -  $        29,284  $             -  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (58,460)         (28,188)         (12,427)        (108,533)         (98,769)         (54,025)
  Administrative expense               (4,134)          (2,053)            (870)          (8,019)          (7,296)          (3,922)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (33,870)         (19,494)         (13,297)         (87,268)        (106,065)         (57,947)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 586,722          321,725        3,001,856       25,606,376       25,055,693       12,839,575
  Cost of investments sold            472,924          304,249        2,851,718       24,322,416       22,176,482       12,204,267
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  113,798           17,476          150,138        1,283,960        2,879,211          635,308

Realized gain distributions                 -                -          184,747        1,071,759           25,474                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          113,798           17,476          334,885        2,355,719        2,904,685          635,308

Change in unrealized gains
  (losses)                          1,090,656          259,333         (279,582)      (2,090,807)      (2,607,781)        (903,419)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         1,204,454          276,809           55,303          264,912          296,904         (268,111)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,170,584  $       257,315  $        42,006  $       177,644  $       190,839  $      (326,058)
                              ===============  ===============  ===============  ===============  ===============  ===============

(k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(l) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               LSA Variable     LSA Variable     LSA Variable     LSA Variable     LSA Variable     LSA Variable
                               Series Trust     Series Trust     Series Trust     Series Trust     Series Trust     Series Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                     LSA
                                LSA Capital         LSA           Diversified     LSA Emerging         LSA              LSA
                             Appreciation (o) Capital Growth (p)  Mid Cap (q)   Growth Equity (r) Equity Growth (s)Mid Cap Value (t)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             -  $         1,075  $             -  $             -  $         5,339
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (20,976)         (32,915)         (50,017)         (51,361)         (48,295)         (74,552)
  Administrative expense               (1,474)          (2,340)          (3,630)          (3,684)          (3,428)          (5,668)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (22,450)         (35,255)         (52,572)         (55,045)         (51,723)         (74,881)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               5,089,820        7,351,321       12,146,942       12,677,234       10,795,030       18,760,107
  Cost of investments sold          4,556,013        7,252,119       11,627,442       12,639,586       10,401,827       17,626,054
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  533,807           99,202          519,500           37,648          393,203        1,134,053

Realized gain distributions                 -                -          568,219                -                -          886,084
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          533,807           99,202        1,087,719           37,648          393,203        2,020,137

Change in unrealized gains
  (losses)                           (468,942)         (32,813)      (1,117,865)         584,756         (448,858)      (2,045,522)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments            64,865           66,389          (30,146)         622,404          (55,655)         (25,385)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        42,415  $        31,134  $       (82,718) $       567,359  $      (107,378) $      (100,266)
                              ===============  ===============  ===============  ===============  ===============  ===============

(o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
(p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                               LSA Variable       Insurance        Insurance        Insurance        Insurance        Insurance
                               Series Trust         Trust            Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                    LSA         MFS Emerging     MFS Investors       MFS New                         MFS Total
                              Value Equity (u)     Growth            Trust          Discovery      MFS Research        Return
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        30,450  $             -  $        41,392  $             -  $        46,973  $       522,919
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (67,262)         (97,108)         (88,438)        (190,820)         (57,315)        (434,360)
  Administrative expense               (4,998)          (6,936)          (6,521)         (13,386)          (4,323)         (32,096)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (41,810)        (104,044)         (53,567)        (204,206)         (14,665)          56,463
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales              16,737,398        1,405,706        1,172,571        4,985,659        1,084,808        4,311,775
  Cost of investments sold         15,850,876        1,864,279        1,238,297        4,905,759        1,278,210        3,980,339
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  886,522         (458,573)         (65,726)          79,900         (193,402)         331,436

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          886,522         (458,573)         (65,726)          79,900         (193,402)         331,436

Change in unrealized gains
  (losses)                           (979,908)       1,279,635          721,503          606,818          775,681        2,702,496
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           (93,386)         821,062          655,777          686,718          582,279        3,033,932
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $      (135,196) $       717,018  $       602,210  $       482,512  $       567,614  $     3,090,395
                              ===============  ===============  ===============  ===============  ===============  ===============

(u) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Trust            Trust            Trust            Trust            Trust            Trust
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                  Class)           Class)           Class)           Class)           Class)           Class)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 MFS High       MFS Investor     MFS Investors       MFS New         MFS Total
                                  Income        Growth Stock         Trust          Discovery         Return        MFS Utilities
                                 (Service         (Service         (Service         (Service         (Service         (Service
                                Class) (b)       Class) (b)       Class) (b)         Class)         Class) (b)         Class)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        16,622  $             -  $           200  $             -  $         3,342  $        44,125
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (21,543)          (2,287)          (4,027)         (77,884)         (30,408)         (48,568)
  Administrative expense               (1,429)            (158)            (264)          (5,651)          (2,018)          (3,467)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                             (6,350)          (2,445)          (4,091)         (83,535)         (29,084)          (7,910)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 203,621           49,615           50,394        1,177,351          498,258          619,201
  Cost of investments sold            207,218           47,822           49,764        1,118,896          488,815          513,840
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   (3,597)           1,793              630           58,455            9,443          105,361

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                           (3,597)           1,793              630           58,455            9,443          105,361

Change in unrealized gains
  (losses)                            190,414           47,550           73,843          389,165          412,534          855,083
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           186,817           49,343           74,473          447,620          421,977          960,444
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       180,467  $        46,898  $        70,382  $       364,085  $       392,893  $       952,534
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                MFS Variable      Oppenheimer      Oppenheimer       Panorama
                                  Insurance        Variable         Variable          Series       PIMCO Advisors   PIMCO Advisors
                                    Trust        Account Funds    Account Funds     Fund, Inc.        Variable         Variable
                                  (Service      (Service Class   (Service Class   (Service Class      Insurance        Insurance
                                   Class)           ("SC"))          ("SC"))          ("SC"))           Trust            Trust
                                 Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  Oppenheimer      Oppenheimer
                                  MFS Value         Global         Main Street      Oppenheimer
                                  (Service        Securities        Small Cap      International      NJF Small          OpCap
                                 Class) (b)        (SC) (b)        Growth (SC)      Growth (SC)     Cap Value (b)   Balanced (a) (l)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $           374  $            90  $             -  $        26,293  $        23,346  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (6,860)         (24,203)        (348,421)         (28,617)          (7,991)        (245,804)
  Administrative expense                 (463)          (1,542)         (25,420)          (2,411)            (526)         (17,913)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                             (6,949)         (25,655)        (373,841)          (4,735)          14,829         (263,717)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                  96,467          459,642        5,704,507          828,244           36,621        3,863,243
  Cost of investments sold             96,857          449,670        5,086,931          756,846           34,810        3,785,003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                     (390)           9,972          617,576           71,398            1,811           78,240

Realized gain distributions             1,361                -                -                -           24,147                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                              971            9,972          617,576           71,398           25,958           78,240

Change in unrealized gains
  (losses)                            130,280          654,495        4,181,769          236,437          135,404        2,236,703
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           131,251          664,467        4,799,345          307,835          161,362        2,314,943
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       124,302  $       638,812  $     4,425,504  $       303,100  $       176,191  $     2,051,226
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) For period beginning February 2, 2004 and ended December 31, 2004
(l) On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              PIMCO Advisors   PIMCO Advisors   PIMCO Advisors   PIMCO Advisors
                                 Variable         Variable         Variable         Variable      PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Trust            Trust            Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                      PEA
                                                    OpCap             PEA          Science and
                               OpCap Equity       Small Cap     Renaissance (b)    Technology      Foreign Bond     Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        48,650  $         8,761  $             -  $             -  $       325,600  $       271,063
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (77,527)        (287,660)         (18,316)        (171,520)        (213,866)        (417,503)
  Administrative expense               (5,698)         (21,403)          (1,233)         (11,846)         (17,249)         (29,755)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (34,575)        (300,302)         (19,549)        (183,366)          94,485         (176,195)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 496,230        6,018,035          128,737       14,415,860        5,470,427       25,228,259
  Cost of investments sold            464,160        5,457,911          122,217       14,650,321        5,498,709       25,228,259
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   32,070          560,124            6,520         (234,461)         (28,282)               -

Realized gain distributions                 -                -          156,314                -          398,006                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                           32,070          560,124          162,834         (234,461)         369,724                -

Change in unrealized gains
  (losses)                            589,786        2,741,616          265,647       (1,123,843)         196,266                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           621,856        3,301,740          428,481       (1,358,304)         565,990                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       587,281  $     3,001,438  $       408,932  $    (1,541,670) $       660,475  $      (176,195)
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              PIMCO Variable   PIMCO Variable   PIMCO Variable
                                 Insurance        Insurance        Insurance         Putnam           Putnam            Rydex
                                   Trust            Trust            Trust       Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   StocksPLUS                           VT
                                                                   Growth and                      International
                                   PIMCO            PIMCO           Income                          Growth and
                                Real Return     Total Return       Portfolio      VT High Yield       Income          Rydex OTC
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        58,248  $     1,665,752  $       134,369  $       659,368  $        56,020  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (73,864)      (1,208,073)        (106,871)        (122,830)         (63,302)         (46,841)
  Administrative expense               (4,842)         (91,706)          (7,747)          (8,720)          (4,940)          (3,215)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (20,458)         365,973           19,751          527,818          (12,222)         (50,056)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 662,827       19,630,198        1,314,040        1,699,279        1,779,500        1,150,623
  Cost of investments sold            645,274       19,297,840        1,242,111        1,651,479        1,508,986        1,003,109
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   17,553          332,358           71,929           47,800          270,514          147,514

Realized gain distributions           334,044        1,409,440                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          351,597        1,741,798           71,929           47,800          270,514          147,514

Change in unrealized gains
  (losses)                            104,387          822,944          575,828          197,748          615,310          173,060
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
   (losses) on investments            455,984        2,564,742          647,757          245,548          885,824          320,574
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       435,526  $     2,930,715  $       667,508  $       773,366  $       873,602  $       270,518
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Salomon          Salomon          Salomon
                                                  Salomon          Salomon          Brothers         Brothers         Brothers
                                                  Brothers         Brothers         Variable         Variable         Variable
                                                  Variable         Variable          Series           Series           Series
                                   Rydex           Series           Series         Funds Inc.       Funds Inc.       Funds Inc.
                              Variable Trust     Funds Inc.       Funds Inc.       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                       Variable
                               Rydex Sector                        Variable         All Cap         High Yield        Investors
                                 Rotation     Investors (a) (u)    All Cap       (Class II) (b)    (Class II) (b)   (Class II) (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       211,783  $        64,185  $         1,436  $       397,878  $         9,506
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (4,805)        (143,876)        (164,480)          (4,449)         (30,796)          (4,816)
  Administrative expense                 (312)         (10,548)         (11,713)            (286)          (2,039)            (325)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                             (5,117)          57,359         (112,008)          (3,299)         365,043            4,365
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 105,671        3,662,815        2,099,963           34,725          240,818           12,900
  Cost of investments sold            100,528        3,562,885        1,846,824           33,884          233,788           12,614
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                    5,143           99,930          253,139              841            7,030              286

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                            5,143           99,930          253,139              841            7,030              286

Change in unrealized gains
  (losses)                             62,459        1,201,385          592,691           44,480          (47,546)          61,553
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments            67,602        1,301,315          845,830           45,321          (40,516)          61,839
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        62,485  $     1,358,674  $       733,822  $        42,022  $       324,527  $        66,204
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) For period beginning February 2, 2004 and ended December 31, 2004
(u) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder          Scudder
                                 Variable         Variable         Variable
                                 Insurance        Insurance        Insurance         Scudder          Scudder          Scudder
                                   Trust            Trust            Trust          Variable         Variable         Variable
                                 (Class B)        (Class B)        (Class B)        Series I         Series I         Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   EAFE          Equity 500        Small Cap
                               Equity Index         Index            Index                                             Global
                                 (Class B)        (Class B)        (Class B)        Balanced           Bond           Discovery
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         5,664  $        24,077  $         2,200  $       347,259  $       846,300  $        21,395
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (3,920)         (41,283)         (16,448)        (254,004)        (278,398)        (116,270)
  Administrative expense                 (267)          (2,842)          (1,119)         (23,921)         (23,267)          (8,434)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                              1,477          (20,048)         (15,367)          69,334          544,635         (103,309)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 113,281          199,427          583,754        3,521,297        7,971,724        2,872,323
  Cost of investments sold            109,142          195,863          561,988        3,821,957        7,791,720        2,474,713
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                    4,139            3,564           21,766         (300,660)         180,004          397,610

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                            4,139            3,564           21,766         (300,660)         180,004          397,610

Change in unrealized gains
  (losses)                             39,273          263,361          145,661        1,161,882           48,047        1,391,109
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
   (losses) on investments             43,412          266,925          167,427          861,222          228,051        1,788,719
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        44,889  $       246,877  $       152,060  $       930,556  $       772,686  $     1,685,410
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder                                                             Strong
                                 Variable         Variable        STI Classic      STI Classic      STI Classic      Opportunity
                                 Series I         Series I      Variable Trust   Variable Trust   Variable Trust   Funds II, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                      STI
                                Growth and                        STI Capital     International      STI Value       Opportunity
                                  Income        International     Appreciation       Equity        Income Stock        Fund II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        31,517  $        47,574  $         4,245  $         1,400  $        53,121  $             -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (53,265)         (50,812)         (29,039)          (1,022)         (41,457)        (253,436)
  Administrative expense               (3,923)          (3,601)          (2,083)             (83)          (2,945)         (18,169)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (25,671)          (6,839)         (26,877)             295            8,719         (271,605)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                 932,930          889,941          343,257           15,852          902,330        3,845,437
  Cost of investments sold            950,102          873,495          337,344           13,616          852,586        3,574,365
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  (17,172)          16,446            5,913            2,236           49,744          271,072

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          (17,172)          16,446            5,913            2,236           49,744          271,072

Change in unrealized gains
  (losses)                            351,132          500,225          131,254           11,720          374,456        2,817,397
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
   (losses) on investments            333,960          516,671          137,167           13,956          424,200        3,088,469
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       308,289  $       509,832  $       110,290  $        14,251  $       432,919  $     2,816,864
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Strong
                                 Variable       T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price
                                 Insurance         Equity           Equity           Equity           Equity           Equity
                                Funds, Inc.     Series, Inc.     Series, Inc.     Series, Inc.   Series, Inc. - II Series, Inc. - II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                  T. Rowe Price    T. Rowe Price    T. Rowe Price
                                  Mid Cap       T. Rowe Price    T. Rowe Price     New America       Blue Chip         Equity
                              Growth Fund II    Equity Income   Mid-Cap Growth       Growth        Growth II (b)    Income II (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       567,224  $             -  $         2,224  $        13,637  $        80,157
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk         (100,864)        (484,828)        (418,935)         (53,038)         (15,966)         (54,437)
  Administrative expense               (7,378)         (34,881)         (30,290)          (3,900)          (1,051)          (3,604)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                           (108,242)          47,515         (449,225)         (54,714)          (3,380)          22,116
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               2,728,605        5,531,888        5,214,113        1,318,933          111,656          273,375
  Cost of investments sold          3,223,146        5,024,110        4,404,942        1,250,506          106,649          268,643
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                 (494,541)         507,778          809,171           68,427            5,007            4,732

Realized gain distributions                 -          848,447                -                -                -          199,544
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                         (494,541)       1,356,225          809,171           68,427            5,007          204,276

Change in unrealized gains
  (losses)                          1,877,007        3,136,787        4,231,282          318,932          203,591          691,287
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         1,382,466        4,493,012        5,040,453          387,359          208,598          895,563
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,274,224  $     4,540,527  $     4,591,228  $       332,645  $       205,218  $       917,679
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    The Universal
                               T. Rowe Price    The Universal    The Universal    The Universal    The Universal    Institutional
                               International    Institutional    Institutional    Institutional    Institutional     Funds, Inc.
                               Series, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                               T. Rowe Price   Van Kampen UIF                                      Van Kampen UIF   Van Kampen UIF
                               International    Equity Growth     Van Kampen     Van Kampen UIF    U.S. Mid Cap     Equity Growth
                                   Stock       (a) (n) (p) (s)  UIF High Yield   Mid Cap Growth  Value (q) (t) (v) (Class II) (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        75,434  $        51,418  $       433,063  $             -  $         8,953  $           224
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (82,409)        (278,738)        (100,828)         (82,650)        (381,677)          (4,774)
  Administrative expense               (6,054)         (19,901)          (7,236)          (6,036)         (28,144)            (311)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (13,029)        (247,221)         324,999          (88,686)        (400,868)          (4,861)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               1,248,255        3,599,529        1,320,482        1,076,212        5,841,696           33,919
  Cost of investments sold          1,194,239        3,579,780        1,274,214        1,092,047        5,721,580           32,521
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                   54,016           19,749           46,268          (15,835)         120,116            1,398

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                           54,016           19,749           46,268          (15,835)         120,116            1,398

Change in unrealized gains
  (losses)                            687,939        2,412,828          204,769        1,233,864        5,032,348           79,990
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments           741,955        2,432,577          251,037        1,218,029        5,152,464           81,388
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       728,926  $     2,185,356  $       576,036  $     1,129,343  $     4,751,596  $        76,527
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) For period beginning February 2, 2004 and ended December 31, 2004
(n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(v) Previously known as Van Kampen UIF Mid Cap Core

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Van Kampen       Van Kampen
                               The Universal         Van              Van              Van             Life             Life
                               Institutional    Eck Worldwide    Eck Worldwide    Eck Worldwide     Investment       Investment
                                Funds, Inc.       Insurance        Insurance        Insurance          Trust            Trust
                                (Class II)          Trust            Trust            Trust         (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                Van Kampen         Van Eck          Van Eck                        LIT Aggressive
                                 UIF U.S.         Worldwide        Worldwide        Van Eck           Growth
                                Real Estate       Absolute          Emerging        Worldwide       (Class II)     LIT Government
                                (Class II)       Return (b)        Markets (b)   Hard Assets (b)   (b) (k) (r)     (Class II) (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        55,843  $             -  $             -  $             -  $             -  $            69
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (69,960)          (4,793)          (2,736)          (3,951)         (89,346)         (16,804)
  Administrative expense               (4,603)            (324)            (177)            (263)          (6,538)          (1,124)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                            (18,720)          (5,117)          (2,913)          (4,214)         (95,884)         (17,859)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales               1,735,968           25,944           30,981           94,092        5,108,173          195,739
  Cost of investments sold          1,594,836           25,980           27,412           87,379        5,039,683          193,904
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Realized gains (losses)
      on fund shares                  141,132              (36)           3,569            6,713           68,490            1,835

Realized gain distributions            65,819                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                          206,951              (36)           3,569            6,713           68,490            1,835

Change in unrealized gains
  (losses)                          1,835,935            2,297           94,606           80,511        1,068,636           54,314
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on investments         2,042,886            2,261           98,175           87,224        1,137,126           56,149
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     2,024,166  $        (2,856) $        95,262  $        83,010  $     1,041,242  $        38,290
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------

                                                         Van Kampen
                                                            Life
                                                         Investment
                                                            Trust
                                                         (Class II)
                                                         Sub-Account
                                                    --------------------

                                                       LIT Growth and
                                                           Income
                                                         (Class II)
                                                    --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $            168,519
Charges from Lincoln Benefit Life Company:
  Mortality and expense risk                                    (389,729)
  Administrative expense                                         (28,600)
                                                    --------------------

  Net investment income (loss)                                  (249,810)
                                                    --------------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                                          3,714,095
  Cost of investments sold                                     3,337,692
                                                    --------------------

    Realized gains (losses)
      on fund shares                                             376,403

Realized gain distributions                                            -
                                                    --------------------

  Net realized gains (losses)                                    376,403

Change in unrealized gains (losses)                            3,756,358
                                                    --------------------

  Net realized and unrealized
    gains (losses) on investments                              4,132,761
                                                    --------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   $          3,882,951
                                                    ====================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                 AIM Variable Insurance
                                      Insurance Funds                   Insurance Funds                   Funds Series II
                                        Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                    AIM V. I. Basic Value          AIM V. I. Dent Demographics       AIM V. I. Basic Value II
                              --------------------------------  --------------------------------  --------------------------------
                               2004 (a) (m)        2003 (a)           2004             2003           2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (260,094) $             -  $       (22,257) $       (15,582) $       (37,702) $             -
Net realized gains (losses)          (209,167)               -           33,212            3,444            2,105                -
Change in unrealized gains
  (losses)                          2,164,649                -           67,033          309,524          493,277                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,695,388                -           77,988          297,386          457,680                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,137,016                -          134,026          191,779        5,018,638                -
Benefit payments                     (161,388)               -                -                -          (12,296)               -
Payments on termination            (1,431,521)               -         (107,565)         (77,412)        (135,155)               -
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge            (5,932)               -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net              25,184,410                -           38,270          176,289        1,011,039                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     24,722,585                -           64,731          290,656        5,882,226                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           26,417,973                -          142,719          588,042        6,339,906                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -        1,267,075          679,033                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    26,417,973  $             -  $     1,409,794  $     1,267,075  $     6,339,906  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -          143,697          104,196                -                -
      Units issued                  3,191,908                -           40,235           72,767          632,233                -
      Units redeemed                 (746,376)               -          (33,831)         (33,266)         (40,820)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,445,532                -          150,101          143,697          591,413                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) For period beginning April 30, 2004 and ended December 31, 2004
(b) For period beginning February 2, 2004 and ended December 31, 2004
(m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                       Funds Series II                  Funds Series II                   Funds Series II
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                      AIM V. I. Capital                 AIM V. I. Dent                       AIM V. I.
                                       Appreciation II                  Demographics II                Mid Cap Core Equity II
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)         2004 (b)        2003 (b)          2004 (b)        2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (4,764) $             -  $        (1,843) $             -  $       (26,004) $             -
Net realized gains (losses)               568                -               28                -          212,522                -
Change in unrealized gains
  (losses)                             63,332                -           20,677                -          133,352                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               59,136                -           18,862                -          319,870                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              877,719                -          235,964                -        4,148,151                -
Benefit payments                            -                -             (160)               -          (10,670)               -
Payments on termination                (2,762)               -           (1,470)               -          (31,943)               -
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 253,650                -           66,016                -          977,307                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,128,607                -          300,350                -        5,082,845                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,187,743                -          319,212                -        5,402,715                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,187,743  $             -  $       319,212  $             -  $     5,402,715  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -                -                -
      Units issued                    118,617                -           33,133                -          511,527                -
      Units redeemed                   (3,046)               -           (2,065)               -          (18,768)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         115,571                -           31,068                -          492,759                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                  AIM Variable Insurance
                                      Funds Series II               The Alger American Fund           The Alger American Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         AIM V. I.                                                             Alger
                                     Premier Equity II                  Alger Growth (c)                 Income & Growth (d)
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)           2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (1,337) $             -  $      (323,112) $      (248,591) $      (224,450) $      (242,194)
Net realized gains (losses)                23                -       (1,627,035)      (3,317,291)        (931,390)      (3,698,895)
Change in unrealized gains
  (losses)                             37,738                -        2,760,405        8,691,282        2,675,188        9,464,821
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               36,424                -          810,258        5,125,400        1,519,348        5,523,732
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              625,897                -        2,469,298        3,099,612        1,500,844        2,228,655
Benefit payments                            -                -         (257,943)        (171,981)        (314,800)        (239,997)
Payments on termination                (3,263)               -       (2,046,592)      (1,842,819)      (2,949,702)      (2,032,068)
Loans - net                                 -                -             (719)            (880)            (817)            (618)
Contract maintenance charge                 -                -          (15,739)         (14,685)         (14,274)         (13,343)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 101,777                -       (1,212,930)       1,513,150       (1,420,030)         450,642
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        724,411                -       (1,064,625)       2,582,397       (3,198,779)         393,271
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              760,835                -         (254,367)       7,707,797       (1,679,431)       5,917,003

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -       23,000,541       15,292,744       26,120,750       20,203,747
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       760,835  $             -  $    22,746,174  $    23,000,541  $    24,441,319  $    26,120,750
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -        2,416,249        2,014,754        2,447,349        2,331,350
      Units issued                     76,081                -          666,132        1,165,834          440,589        1,432,715
      Units redeemed                   (1,863)               -         (693,645)        (764,339)        (674,218)      (1,316,716)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          74,218                -        2,388,736        2,416,249        2,213,720        2,447,349
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(c) Previously known as Growth
(d) Previously known as Income and Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                  The Alger American Fund           The Alger American Fund           The Alger American Fund
                                        Sub-Account                       Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                           Alger                             Alger                             Alger
                                    Leveraged AllCap (e)                MidCap Growth (f)             Small Capitalization (g)
                              --------------------------------  --------------------------------  --------------------------------
                                    2004             2003            2004             2003              2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (268,313) $      (225,177) $      (505,485) $      (300,759) $      (193,197) $      (129,415)
Net realized gains (losses)          (628,894)      (3,278,270)         257,523       (1,802,633)         577,443         (326,475)
Change in unrealized gains
  (losses)                          2,000,419        7,891,350        3,820,439        9,799,004        1,456,383        3,524,657
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,103,212        4,387,903        3,572,477        7,695,612        1,840,629        3,068,767
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,330,460        2,807,140        5,684,333        6,471,725        1,335,484        1,725,892
Benefit payments                     (187,107)        (120,801)        (426,101)        (174,807)         (33,055)         (85,688)
Payments on termination            (1,391,381)      (1,108,899)      (3,060,230)      (1,934,104)      (1,145,119)        (930,321)
Loans - net                              (776)            (726)            (703)            (572)            (745)            (610)
Contract maintenance charge           (17,891)         (17,860)         (22,831)         (15,896)          (8,257)          (6,865)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (1,207,974)        (534,738)      (1,408,632)       4,292,166          (42,783)       2,403,586
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                       (474,669)       1,024,116          765,836        8,638,512          105,525        3,105,994
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              628,543        5,412,019        4,338,313       16,334,124        1,946,154        6,174,761

NET ASSETS AT BEGINNING OF
  PERIOD                           18,048,803       12,636,784       31,408,156       15,074,032       12,924,725        6,749,964
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    18,677,346  $    18,048,803  $    35,746,469  $    31,408,156  $    14,870,879  $    12,924,725
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,850,004        1,543,268        2,483,742        1,574,822        1,739,215        1,232,096
      Units issued                    516,445        3,830,562        1,307,298        1,931,479        1,114,874        2,312,877
      Units redeemed                 (435,578)      (3,523,826)      (1,157,047)      (1,022,559)      (1,065,616)      (1,805,758)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,930,871        1,850,004        2,633,993        2,483,742        1,788,473        1,739,215
                              ===============  ===============  ===============  ===============  ===============  ===============

(e) Previously known as Leveraged AllCap
(f) Previously known as MidCap Growth
(g) Previously known as Small Capitalization

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         The Alger                         The Alger                         The Alger
                                 American Fund (Series - S)        American Fund (Series - S)        American Fund (Series - S)
                                         Sub-Account                      Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                           Alger                        Alger Leveraged                     Alger MidCap
                                   Growth (Series - S) (h)            AllCap (Series - S)                Growth (Series - S)
                              --------------------------------  --------------------------------  --------------------------------
                                    2004           2003 (w)         2004 (b)         2003 (b)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (80,049) $        (4,390) $        (4,560) $             -  $       (21,504) $             -
Net realized gains (losses)            (7,165)           5,604           (8,096)               -           10,566                -
Change in unrealized gains
  (losses)                            523,814           92,255           68,238                -          465,394                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              436,600           93,469           55,582                -          454,456                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            4,726,916        1,037,551          743,900                -        3,232,195                -
Benefit payments                      (22,255)               -                -                -          (37,297)               -
Payments on termination              (242,415)          (3,664)          (1,944)               -           (9,237)               -
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge              (506)              (7)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               2,698,576          571,926           91,170                -          761,140                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      7,160,316        1,605,806          833,126                -        3,946,801                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            7,596,916        1,699,275          888,708                -        4,401,257                -

NET ASSETS AT BEGINNING OF
  PERIOD                            1,699,275                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     9,296,191  $     1,699,275  $       888,708  $             -  $     4,401,257  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               137,614                -                -                -                -                -
      Units issued                    759,930          146,787           94,056                -          438,481                -
      Units redeemed                  (90,508)          (9,173)          (6,887)               -          (23,274)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         807,036          137,614           87,169                -          415,207                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(h) Previously known as Growth (Series -S)
(w) For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Federated                         Federated                         Federated
                                      Insurance Series                 Insurance Series                  Insurance Series
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         Federated                  Federated Fund for U.S.                 Federated
                                  Capital Income Fund II           Government Securities II           High Income Bond Fund II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       275,245  $       419,295  $     1,628,813  $     2,073,988  $     1,698,157  $     1,261,834
Net realized gains (losses)          (732,115)      (1,561,979)         330,393        1,179,799          204,415          (57,831)
Change in unrealized gains
  (losses)                          1,210,252        2,567,228         (900,363)      (2,537,562)         740,942        3,176,305
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              753,382        1,424,544        1,058,843          716,225        2,643,514        4,380,308
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              601,014          810,020        3,690,226       10,370,941        5,141,488        6,267,206
Benefit payments                     (219,508)        (120,094)        (341,071)        (893,269)        (350,436)        (317,005)
Payments on termination            (1,257,914)      (1,190,561)      (9,027,110)     (11,492,745)      (4,695,913)      (5,514,988)
Loans - net                               (48)             (46)            (384)          (1,302)            (479)            (409)
Contract maintenance charge            (5,472)          (5,516)         (27,861)         (32,763)         (13,715)         (10,092)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 178,491         (515,413)      (7,908,718)     (24,064,531)       2,627,989        5,694,502
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                       (703,437)      (1,021,610)     (13,614,918)     (26,113,669)       2,708,934        6,119,214
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               49,945          402,934      (12,556,075)     (25,397,444)       5,352,448       10,499,522

NET ASSETS AT BEGINNING OF
  PERIOD                            9,112,619        8,709,685       57,279,003       82,676,447       27,543,636       17,044,114
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     9,162,564  $     9,112,619  $    44,722,928  $    57,279,003  $    32,896,084  $    27,543,636
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,008,076        1,106,859        4,332,653        6,221,063        2,278,456        1,595,207
      Units issued                    281,162          326,061          835,594        3,407,575        1,286,044        6,150,563
      Units redeemed                 (334,349)        (424,844)      (1,818,680)      (5,295,985)        (992,563)      (5,467,314)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         954,889        1,008,076        3,349,567        4,332,653        2,571,937        2,278,456
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Fidelity Variable                Fidelity Variable                 Fidelity Variable
                                   Insurance Products Fund          Insurance Products Fund           Insurance Products Fund
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        VIP Asset
                                     Manager Growth (i)                 VIP Contrafund                   VIP Equity-Income
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       240,651  $       371,784  $      (838,738) $      (527,697) $       104,777  $       265,059
Net realized gains (losses)          (159,811)        (714,040)         882,074       (1,264,220)       1,488,661       (2,482,111)
Change in unrealized gains
  (losses)                            662,552        2,795,647        9,880,051       15,073,858        5,956,052       18,318,761
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              743,392        2,453,391        9,923,387       13,281,941        7,549,490       16,101,709
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,524,907        1,907,051        6,588,538        9,891,095        4,247,090        5,197,937
Benefit payments                     (199,777)        (201,865)        (776,240)        (337,804)        (732,634)        (728,590)
Payments on termination            (1,924,033)      (2,866,019)      (8,309,371)      (5,640,364)     (12,235,242)      (8,526,193)
Loans - net                              (385)            (458)          (1,289)          (1,595)          (2,351)          (2,496)
Contract maintenance charge           (10,276)          (9,694)         (45,665)         (36,767)         (43,823)         (39,474)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 959,556          836,678        5,818,674        4,577,725        2,669,429        4,454,946
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        349,992         (334,307)       3,274,647        8,452,290       (6,097,531)         356,130
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,093,384        2,119,084       13,198,034       21,734,231        1,451,959       16,457,839

NET ASSETS AT BEGINNING OF
  PERIOD                           18,162,988       16,043,904       69,173,335       47,439,104       76,823,948       60,366,109
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    19,256,372  $    18,162,988  $    82,371,369  $    69,173,335  $    78,275,907  $    76,823,948
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,377,770        1,364,536        5,121,753        4,103,417        4,757,340        4,571,333
      Units issued                    365,072          413,661        1,497,772        2,041,686        1,319,724        1,721,392
      Units redeemed                 (287,665)        (400,427)      (1,056,608)      (1,023,350)      (1,468,079)      (1,535,385)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,455,177        1,377,770        5,562,917        5,121,753        4,608,985        4,757,340
                              ===============  ===============  ===============  ===============  ===============  ===============

(i) Previously known as VIP Asset Manager

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Fidelity Variable                Fidelity Variable                 Fidelity Variable
                                   Insurance Products Fund          Insurance Products Fund           Insurance Products Fund
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        VIP Growth                       VIP Index 500                   VIP Money Market
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (610,304) $      (486,356) $      (115,448) $        (1,726) $      (134,673) $      (334,463)
Net realized gains (losses)        (2,387,419)      (6,675,648)        (277,113)      (3,979,967)               -                -
Change in unrealized gains
  (losses)                          3,697,336       18,801,966        6,564,762       17,284,931                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              699,613       11,639,962        6,172,201       13,303,238         (134,673)        (334,463)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            5,377,957        5,118,961        8,250,387       12,264,539        8,651,931       32,742,496
Benefit payments                     (309,665)        (410,600)        (478,662)        (606,650)      (2,996,537)        (691,179)
Payments on termination            (7,490,770)      (6,348,265)      (7,487,672)      (5,832,369)     (24,292,922)     (63,270,252)
Loans - net                            (1,754)          (1,875)          (1,296)          (1,475)          (2,581)          (2,833)
Contract maintenance charge           (40,628)         (39,921)         (45,365)         (37,851)         (30,768)         (39,726)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (657,641)         425,365        1,048,989          476,081        1,319,246       (8,920,075)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     (3,122,501)      (1,256,335)       1,286,381        6,262,275      (17,351,631)     (40,181,569)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (2,422,888)      10,383,627        7,458,582       19,565,513      (17,486,304)     (40,516,032)

NET ASSETS AT BEGINNING OF
  PERIOD                           53,359,730       42,976,103       68,653,738       49,088,225       66,353,706      106,869,738
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    50,936,842  $    53,359,730  $    76,112,320  $    68,653,738  $    48,867,402  $    66,353,706
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             4,208,919        3,992,254        7,054,197        6,156,362        5,698,473        8,987,743
      Units issued                  1,323,970        1,727,224        3,134,180        4,755,218        5,082,169       26,017,056
      Units redeemed               (1,179,812)      (1,510,559)      (2,856,803)      (3,857,383)      (6,528,659)     (29,306,326)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       4,353,077        4,208,919        7,331,574        7,054,197        4,251,983        5,698,473
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Fidelity                          Fidelity
                                      Fidelity Variable                Variable Insurance                Variable Insurance
                                   Insurance Products Fund       Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                         Sub-Account                      Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                    VIP Asset Manager Growth               VIP Contrafund
                                       VIP Overseas                     (Service Class 2)                 (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003            2004 (b)        2003 (b)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (76,129) $       (65,577) $       (12,219) $             -  $       (24,756) $             -
Net realized gains (losses)            51,742         (631,187)          (5,906)               -            8,345                -
Change in unrealized gains
  (losses)                          1,946,498        4,518,606          100,248                -          418,453                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,922,111        3,821,842           82,123                -          402,042                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,289,109        1,897,106        1,970,524                -        4,190,685                -
Benefit payments                     (183,988)         (71,395)               -                -             (621)               -
Payments on termination            (2,037,307)      (1,617,479)          (4,152)               -         (120,661)               -
Loans - net                              (425)            (366)               -                -                -                -
Contract maintenance charge            (9,488)          (6,872)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               2,793,958        1,522,141          707,558                -        1,318,071                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assetsfrom contract
  transactions                      2,851,859        1,723,135        2,673,930                -        5,387,474                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            4,773,970        5,544,977        2,756,053                -        5,789,516                -

NET ASSETS AT BEGINNING OF
  PERIOD                           14,774,648        9,229,671                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    19,548,618  $    14,774,648  $     2,756,053  $             -  $     5,789,516  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,354,550        1,097,589                -                -                -                -
      Units issued                    761,225        3,765,754          287,336                -          527,528                -
      Units redeemed                 (429,673)      (3,508,793)         (16,943)               -          (17,927)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,686,102        1,354,550          270,393                -          509,601                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         Fidelity                          Fidelity                          Fidelity
                                     Variable Insurance               Variable Insurance                 Variable Insurance
                               Products Fund (Service Class 2)  Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                      VIP Equity-Income                    VIP Growth                      VIP Index 500
                                      (Service Class 2)                 (Service Class 2)                (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003             2004            2003 (w)         2004 (b)        2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (76,396) $        (7,297) $      (134,655) $       (10,708) $       (55,464) $             -
Net realized gains (losses)           245,894          (17,620)         (17,883)           4,511            6,216                -
Change in unrealized gains
  (losses)                          1,320,743        1,246,563          528,633          207,500          793,718                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,490,241        1,221,646          376,095          201,303          744,470                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            9,130,042        1,295,915        6,908,597        1,866,175        9,679,538                -
Benefit payments                      (37,388)         (67,481)         (28,765)               -          (12,307)               -
Payments on termination              (676,672)        (409,976)        (407,809)         (27,063)        (180,805)               -
Loans - net                                 -              (36)             (32)               -                -                -
Contract maintenance charge                 -                -             (817)             (29)               -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               2,827,082        1,520,824        4,588,323        1,744,691        2,099,758                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     11,243,064        2,339,246       11,059,497        3,583,774       11,586,184                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           12,733,305        3,560,892       11,435,592        3,785,077       12,330,654                -

NET ASSETS AT BEGINNING OF
  PERIOD                            6,825,043        3,264,151        3,785,077                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    19,558,348  $     6,825,043  $    15,220,669  $     3,785,077  $    12,330,654  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               678,853          415,756          304,040                -                -                -
      Units issued                  1,351,688          483,592        1,147,432          311,470        1,207,571                -
      Units redeemed                 (239,589)        (220,495)        (142,968)          (7,430)         (49,153)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,790,952          678,853        1,308,504          304,040        1,158,418                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004
(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Fidelity                         Fidelity                          Fidelity
                                     Variable Insurance               Variable Insurance                Variable Insurance
                               Products Fund (Service Class 2)   Products Fund (Service Class 2)   Products Fund (Service Class 2)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                  VIP Investment Grade Bond            VIP Money Market                     VIP Overseas
                                     (Service Class 2)                 (Service Class 2)                  (Service Class 2)
                              --------------------------------  --------------------------------  --------------------------------
                                   2004              2003           2004 (b)        2003 (b)            2004            2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       411,697  $       135,182  $       (19,402) $             -  $       (39,690) $        (8,436)
Net realized gains (losses)           449,548          170,977                -                -           57,582            1,344
Change in unrealized gains
  (losses)                           (219,258)         129,232                -                -          678,870          301,428
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              641,987          435,391          (19,402)               -          696,762          294,336
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                           10,911,190        6,677,745       17,265,217                -        3,560,301          563,766
Benefit payments                     (148,520)         (21,228)        (274,771)               -           (1,038)               -
Payments on termination            (2,292,251)      (1,237,386)        (710,880)               -         (152,866)         (31,633)
Loans - net                               (25)              (6)               -                -              (16)               -
Contract maintenance charge            (2,905)          (1,342)               -                -             (342)             (41)
Transfers among the
  sub-accounts and with the
  Fixed Account - net               4,922,032        4,999,179       (1,119,844)               -        1,789,017          763,629
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     13,389,521       10,416,962       15,159,722                -        5,195,056        1,295,721
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           14,031,508       10,852,353       15,140,320                -        5,891,818        1,590,057

NET ASSETS AT BEGINNING OF
  PERIOD                           18,453,548        7,601,195                -                -        1,811,624          221,567
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    32,485,056  $    18,453,548  $    15,140,320  $             -  $     7,703,442  $     1,811,624
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,646,847          698,089                -                -          172,165           29,830
      Units issued                  1,902,313        1,563,610        2,225,198                -          625,949          154,307
      Units redeemed                 (619,618)        (614,852)        (702,156)               -         (121,356)         (11,972)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,929,542        1,646,847        1,523,042                -          676,758          172,165
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   Goldman Sachs Variable            Goldman Sachs Variable                J.P. Morgan
                                      Insurance Trust                   Insurance Trust                   Series Trust II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                          VIT CORE                            VIT
                                      Small Cap Equity                International Equity                 Small Company
                              --------------------------------  --------------------------------  --------------------------------
                                    2004             2003            2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (66,359) $       (29,564) $       (12,350) $        83,775  $       (68,106) $       (43,275)
Net realized gains (losses)           395,378          120,823          (44,252)        (224,433)          45,572         (235,158)
Change in unrealized gains
  (losses)                            387,191          936,675          491,219          996,367        1,147,002        1,164,204
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              716,210        1,027,934          434,617          855,709        1,124,468          885,771
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              538,793          812,949          346,939          651,952          272,870          562,883
Benefit payments                      (22,885)          (3,306)         (10,729)         (18,005)         (18,123)         (34,380)
Payments on termination              (339,588)        (860,068)        (201,973)        (330,382)        (292,755)        (562,320)
Loans - net                                 -                -              (75)             (93)             (37)             (14)
Contract maintenance charge            (1,392)            (952)          (1,211)          (1,028)          (1,556)          (1,263)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 267,067        1,724,171          (24,708)         107,543          816,765          492,552
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        441,995        1,672,794          108,243          409,987          777,164          457,458
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,158,205        2,700,728          542,860        1,265,696        1,901,632        1,343,229

NET ASSETS AT BEGINNING OF
  PERIOD                            4,670,171        1,969,443        3,660,857        2,395,161        4,021,689        2,678,460
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     5,828,376  $     4,670,171  $     4,203,717  $     3,660,857  $     5,923,321  $     4,021,689
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               307,700          186,654          423,003          369,509          350,433          312,621
      Units issued                    103,937          207,544           97,462          145,294          105,401          136,610
      Units redeemed                  (76,568)         (86,498)         (85,873)         (91,800)         (43,827)         (98,798)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         335,069          307,700          434,592          423,003          412,007          350,433
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Janus Aspen Series              Janus Aspen Series                 Janus Aspen Series
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                          Balanced                    Capital Appreciation                Flexible Income
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003          2004 (a) (o)       2003 (a)          2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       569,738  $       598,868  $       (39,901) $             -  $     1,194,982  $     1,048,971
Net realized gains (losses)           335,982       (1,190,886)             322                -          390,629          640,511
Change in unrealized gains
  (losses)                          3,893,554        9,381,556          717,790                -         (909,918)        (201,378)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            4,799,274        8,789,538          678,211                -          675,693        1,488,104
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            3,017,731        6,075,698          256,554                -        2,366,284        7,285,402
Benefit payments                     (969,259)        (974,115)          (2,740)               -         (388,298)        (104,892)
Payments on termination            (8,414,228)      (8,209,483)        (154,330)               -       (3,602,328)      (6,110,326)
Loans - net                            (1,253)          (1,236)               -                -             (184)            (297)
Contract maintenance charge           (47,443)         (49,118)            (301)               -          (12,769)         (12,957)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (2,477,697)      (5,193,095)       4,982,093                -       (1,480,105)      (3,007,507)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     (8,892,149)      (8,351,349)       5,081,276                -       (3,117,400)      (1,950,577)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (4,092,875)         438,189        5,759,487                -       (2,441,707)        (462,473)

NET ASSETS AT BEGINNING OF
  PERIOD                           75,826,248       75,388,059                -                -       29,735,332       30,197,805
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    71,733,373  $    75,826,248  $     5,759,487  $             -  $    27,293,625  $    29,735,332
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             4,922,055        5,210,802                -                -        2,081,252        2,107,551
      Units issued                    765,151        1,600,413          591,390                -          486,312        1,732,945
      Units redeemed               (1,233,024)      (1,889,160)         (85,150)               -         (676,954)      (1,759,244)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       4,454,182        4,922,055          506,240                -        1,890,610        2,081,252
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(o)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Janus Aspen Series                Janus Aspen Series               Janus Aspen Series
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                           Growth                        Mid Cap Growth                   Worldwide Growth
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003              2004            2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (582,396) $      (644,553) $      (411,700) $      (380,809) $      (224,841) $      (171,970)
Net realized gains (losses)        (3,844,991)      (7,327,585)      (3,396,296)      (6,380,851)      (2,795,341)      (6,530,827)
Change in unrealized gains
  (losses)                          5,412,519       20,973,604        9,002,542       14,402,344        4,436,254       18,007,046
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              985,132       13,001,466        5,194,546        7,640,684        1,416,072       11,304,249
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,441,167        2,749,973        1,354,938        2,486,182        1,637,917        3,305,796
Benefit payments                     (661,509)        (457,270)        (356,181)        (195,996)        (623,840)        (493,529)
Payments on termination            (7,225,963)      (6,120,290)      (3,698,082)      (2,942,439)      (7,579,771)      (7,607,728)
Loans - net                            (1,582)          (1,917)          (1,208)          (1,116)          (2,171)          (2,512)
Contract maintenance charge           (38,795)         (44,468)         (32,555)         (34,828)         (42,585)         (48,943)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (3,838,558)      (4,629,929)       1,178,173       (2,563,600)      (5,230,048)      (7,633,409)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                    (10,325,240)      (8,503,901)      (1,554,915)      (3,251,797)     (11,840,498)     (12,480,325)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (9,340,108)       4,497,565        3,639,631        4,388,887      (10,424,426)      (1,176,076)

NET ASSETS AT BEGINNING OF
  PERIOD                           52,040,420       47,542,855       29,457,772       25,068,885       58,867,272       60,043,348
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    42,700,312  $    52,040,420  $    33,097,403  $    29,457,772  $    48,442,846  $    58,867,272
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             4,186,206        4,763,012        2,551,060        2,706,488        4,528,010        5,370,097
      Units issued                    354,640        1,112,673          581,546        1,255,854          356,177        2,128,671
      Units redeemed               (1,069,834)      (1,689,479)        (585,608)      (1,411,282)      (1,120,393)      (2,970,758)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       3,471,012        4,186,206        2,546,998        2,551,060        3,763,794        4,528,010
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Janus Aspen Series               Janus Aspen Series                Janus Aspen Series
                                       (Service Shares)                 (Service Shares)                  (Service Shares)
                                         Sub-Account                      Sub-Account                        Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                           Balanced                   Capital Appreciation                 Foreign Stock
                                       (Service Shares)                 (Service Shares)                (Service Shares) (j)
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)         2004 (b)        2003 (b)           2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        31,674  $             -  $        (4,520) $             -  $       (78,864) $       (25,109)
Net realized gains (losses)             1,173                -            1,771                -          252,323           53,953
Change in unrealized gains
  (losses)                            104,993                -           84,202                -          919,724          871,855
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              137,840                -           81,453                -        1,093,183          900,699
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,903,844                -          731,215                -        1,655,828        1,198,889
Benefit payments                      (17,969)               -           (3,543)               -          (26,765)               -
Payments on termination               (20,900)               -             (641)               -         (649,549)        (213,751)
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge                 -                -                -                -           (2,413)          (1,100)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 820,872                -          111,091                -        3,381,528         (455,551)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      2,685,847                -          838,122                -        4,358,629          528,487
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            2,823,687                -          919,575                -        5,451,812        1,429,186

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -        3,877,438        2,448,252
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     2,823,687  $             -  $       919,575  $             -  $     9,329,250  $     3,877,438
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -          365,407          309,314
      Units issued                    276,862                -           83,988                -          641,611        1,145,158
      Units redeemed                  (10,532)               -           (3,758)               -         (231,798)      (1,089,065)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         266,330                -           80,230                -          775,220          365,407
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004
(j)  Previously known as International Value (Service Shares)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Janus Aspen Series                Janus Aspen Series                Janus Aspen Series
                                      (Service Shares)                  (Service Shares)                  (Service Shares)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                       Mid Cap Value                   Risk-Managed Core                  Worldwide Growth
                                      (Service Shares)                  (Service Shares)                  (Service Shares)
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)         2004 (b)         2003 (b)          2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $           599  $             -  $        (3,323) $             -  $       (16,148) $       (12,506)
Net realized gains (losses)             5,000                -          105,532                -           53,722          (45,220)
Change in unrealized gains
  (losses)                            295,535                -           18,271                -           26,293          493,845
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              301,134                -          120,480                -           63,867          436,119
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,889,620                -        1,272,435                -          499,310          617,538
Benefit payments                            -                -                -                -                -           (9,848)
Payments on termination               (40,292)               -           (7,805)               -         (161,896)         (63,675)
Loans - net                                 -                -                -                -              (36)              (7)
Contract maintenance charge                 -                -                -                -             (472)            (289)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 674,429                -          197,293                -         (199,709)          74,243
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      3,523,757                -        1,461,923                -          137,197          617,962
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            3,824,891                -        1,582,403                -          201,064        1,054,081

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -        2,625,588        1,571,507
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     3,824,891  $             -  $     1,582,403  $             -  $     2,826,652  $     2,625,588
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -          296,282          220,218
      Units issued                    356,033                -          143,894                -          109,598          172,618
      Units redeemed                  (16,844)               -           (4,014)               -         (100,521)         (96,554)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         339,189                -          139,880                -          305,359          296,282
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Lazard                           Lazard
                                    Retirement Series, Inc.          Retirement Series, Inc.          LSA Variable Series Trust
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                      Emerging Markets                International Equity              LSA Aggressive Growth
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003             2004             2003            2004 (k)          2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (33,870) $       (24,102) $       (19,494) $       (17,151) $       (13,297) $       (17,255)
Net realized gains (losses)           113,798          (30,300)          17,476         (144,852)         334,885            3,936
Change in unrealized gains
  (losses)                          1,090,656          823,393          259,333          520,968         (279,582)         357,366
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,170,584          768,991          257,315          358,965           42,006          344,047
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              677,656          759,900          148,256          281,345          348,064          959,313
Benefit payments                       (5,156)          (3,416)          (5,898)          (9,765)          (5,274)          (7,088)
Payments on termination              (283,076)        (243,216)        (141,757)        (258,262)         (56,646)         (70,943)
Loans - net                                 -                -                -                -              (11)             (32)
Contract maintenance charge            (1,023)            (748)            (779)            (699)             (38)             (49)
Transfers among the
  sub-accounts and with the
  Fixed Account - net               1,245,562          556,530           24,904            2,204       (2,607,380)         562,791
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,633,963        1,069,050           24,726           14,823       (2,321,285)       1,443,992
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            2,804,547        1,838,041          282,041          373,788       (2,279,279)       1,788,039

NET ASSETS AT BEGINNING OF
  PERIOD                            3,074,597        1,236,556        1,930,695        1,556,907        2,279,279          491,240
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     5,879,144  $     3,074,597  $     2,212,736  $     1,930,695  $             -  $     2,279,279
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               234,186          143,210          231,249          236,105          245,920           75,180
      Units issued                    162,234          155,465           44,229           86,531           71,070          190,588
      Units redeemed                  (48,973)         (64,489)         (41,536)         (91,387)        (316,990)         (19,848)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         347,447          234,186          233,942          231,249                -          245,920
                              ===============  ===============  ===============  ===============  ===============  ===============

(k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 LSA Variable Series Trust         LSA Variable Series Trust         LSA Variable Series Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        LSA Balanced                    LSA Basic Value                    LSA Blue Chip
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (l)           2003           2004 (m)           2003           2004 (n)           2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (87,268) $        24,866  $      (106,065) $      (144,498) $       (57,947) $       (78,268)
Net realized gains (losses)         2,355,719         (109,717)       2,904,685          (18,888)         635,308            4,368
Change in unrealized gains
  (losses)                         (2,090,807)       3,486,198       (2,607,781)       3,171,058         (903,419)       1,300,943
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              177,644        3,401,347          190,839        3,007,672         (326,058)       1,227,043
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,476,904        5,654,776        4,149,512        6,089,388        2,015,532        3,332,790
Benefit payments                      (27,298)         (56,000)         (17,771)         (31,646)         (15,794)         (32,010)
Payments on termination              (584,107)        (916,173)        (396,040)        (501,775)        (196,401)        (289,860)
Loans - net                               (66)            (284)               -                -               (5)             (19)
Contract maintenance charge            (2,601)          (4,324)          (1,347)          (1,919)            (328)            (365)
Transfers among the
  sub-accounts and with the
  Fixed Account - net             (23,296,546)       3,967,672      (21,679,785)       3,896,915      (11,163,333)       2,761,608
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                    (21,433,714)       8,645,667      (17,945,431)       9,450,963       (9,360,329)       5,772,144
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                          (21,256,070)      12,047,014      (17,754,592)      12,458,635       (9,686,387)       6,999,187

NET ASSETS AT BEGINNING OF
  PERIOD                           21,256,070        9,209,056       17,754,592        5,295,957        9,686,387        2,687,200
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $    21,256,070  $             -  $    17,754,592  $             -  $     9,686,387
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,930,893        1,061,536        1,788,774          706,572        1,055,300          373,029
      Units issued                    405,160        1,317,923          754,505        1,491,111          402,814          799,213
      Units redeemed               (2,336,053)        (448,566)      (2,543,279)        (408,909)      (1,458,114)        (116,942)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -        1,930,893                -        1,788,774                -        1,055,300
                              ===============  ===============  ===============  ===============  ===============  ===============

(l)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(m)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(n)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 LSA Variable Series Trust         LSA Variable Series Trust         LSA Variable Series Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                                                                 LSA
                                  LSA Capital Appreciation             LSA Capital Growth                Disciplined Equity
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (o)           2003           2004 (p)           2003           2004 (x)         2003 (x)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (22,450) $       (37,428) $       (35,255) $       (70,488) $             -  $       (12,747)
Net realized gains (losses)           533,807           28,231           99,202         (323,732)               -       (1,031,590)
Change in unrealized gains
  (losses)                           (468,942)         595,750          (32,813)       1,497,203                -        1,243,904
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               42,415          586,553           31,134        1,102,983                -          199,567
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              673,942        1,546,795          302,903        1,507,332                -          372,312
Benefit payments                            -           (8,068)         (10,623)         (87,635)               -          (14,869)
Payments on termination              (138,430)        (178,595)        (216,614)        (449,966)               -          (85,232)
Loans - net                                 -              (16)              (2)             (12)               -              (19)
Contract maintenance charge               (59)             (83)            (595)          (1,607)               -             (340)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (4,578,032)         958,938       (6,926,552)         149,885                -       (4,828,369)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     (4,042,579)       2,318,971       (6,851,483)       1,117,997                -       (4,556,517)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (4,000,164)       2,905,524       (6,820,349)       2,220,980                -       (4,356,950)

NET ASSETS AT BEGINNING OF
  PERIOD                            4,000,164        1,094,640        6,820,349        4,599,369                -        4,356,950
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $     4,000,164  $             -  $     6,820,349  $             -  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               422,750          152,518          799,353          657,095                -          653,319
      Units issued                    113,923          395,166           64,430          429,539                -          190,231
      Units redeemed                 (536,673)        (124,934)        (863,783)        (287,281)               -         (843,550)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -          422,750                -          799,353                -                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(o)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(p)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(x)  On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 LSA Variable Series Trust         LSA Variable Series Trust         LSA Variable Series Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                            LSA
                                    Diversified Mid Cap            LSA Emerging Growth Equity            LSA Equity Growth
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (q)           2003           2004 (r)           2003           2004 (s)         2003 (x)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (52,572) $       (62,276) $       (55,045) $       (61,776) $       (51,723) $      (100,933)
Net realized gains (losses)         1,087,719            3,299           37,648         (248,107)         393,203         (289,252)
Change in unrealized gains
  (losses)                         (1,117,865)       1,419,353          584,756        1,436,806         (448,858)       1,806,917
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets
   from operations                    (82,718)       1,360,376          567,359        1,126,923         (107,378)       1,416,732
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,131,645        3,207,152          499,600        1,057,647          525,957        1,225,900
Benefit payments                       (5,234)               -          (10,091)          (3,462)         (35,276)         (22,329)
Payments on termination              (191,552)        (393,002)        (389,074)        (405,510)        (288,840)        (683,564)
Loans - net                                (7)             (31)             (32)            (139)             (38)            (183)
Contract maintenance charge              (434)            (525)          (1,301)          (2,427)            (665)          (1,617)
Transfers among the
  sub-accounts and with the
  Fixed Account - net             (10,665,783)       1,842,835      (11,035,249)       6,747,729      (10,129,224)       5,588,909
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     (8,731,365)       4,656,429      (10,936,147)       7,393,838       (9,928,086)       6,107,116
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (8,814,083)       6,016,805      (10,368,788)       8,520,761      (10,035,464)       7,523,848

NET ASSETS AT BEGINNING OF
  PERIOD                            8,814,083        2,797,278       10,368,788        1,848,027       10,035,464        2,511,616
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $     8,814,083  $             -  $    10,368,788  $             -  $    10,035,464
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               857,627          354,346        1,119,199          322,613        1,277,309          393,625
      Units issued                    340,214          688,155          184,812        1,346,283          121,866        1,102,495
      Units redeemed               (1,197,841)        (184,874)      (1,304,011)        (549,697)      (1,399,175)        (218,811)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -          857,627                -        1,119,199                -        1,277,309
                              ===============  ===============  ===============  ===============  ===============  ===============

(q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(s)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(x)  On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            MFS Variable
                                 LSA Variable Series Trust         LSA Variable Series Trust              Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                     LSA Mid Cap Value                  LSA Value Equity                MFS Emerging Growth
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (t)           2003           2004 (u)           2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (74,881) $      (109,284) $       (41,810) $        38,957  $      (104,044) $       (78,338)
Net realized gains (losses)         2,020,137          720,653          886,522         (262,485)        (458,573)        (953,865)
Change in unrealized gains
  (losses)                         (2,045,522)       2,204,051         (979,908)       2,448,248        1,279,635        2,348,006
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations             (100,266)       2,815,420         (135,196)       2,224,720          717,018        1,315,803
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,728,749        3,969,204        1,973,741        3,054,767          787,345          968,522
Benefit payments                         (410)         (14,422)         (29,161)         (45,679)        (167,686)         (69,922)
Payments on termination              (389,370)        (624,044)        (411,021)        (557,403)        (537,404)        (351,408)
Loans - net                               (48)            (145)             (12)             (36)             (56)             (76)
Contract maintenance charge            (1,162)          (2,283)          (1,112)          (2,229)          (6,279)          (5,924)
Transfers among the
  sub-accounts and with the
  Fixed Account - net             (16,304,272)       2,568,857      (13,828,641)       1,236,772         (317,647)         218,386
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                    (13,966,513)       5,897,167      (12,296,206)       3,686,192         (241,727)         759,578
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                          (14,066,779)       8,712,587      (12,431,402)       5,910,912          475,291        2,075,381

NET ASSETS AT BEGINNING OF
  PERIOD                           14,066,779        5,354,192       12,431,402        6,520,490        6,685,923        4,610,542
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $             -  $    14,066,779  $             -  $    12,431,402  $     7,161,214  $     6,685,923
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,161,367          605,189        1,138,586          745,503          902,018          741,670
      Units issued                    422,987          942,277          452,533          716,126          194,264          363,970
      Units redeemed               (1,584,354)        (386,099)      (1,591,119)        (323,043)        (193,493)        (203,622)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -        1,161,367                -        1,138,586          902,789          902,018
                              ===============  ===============  ===============  ===============  ===============  ===============

(t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(u)  On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        MFS Variable                      MFS Variable                      MFS Variable
                                      Insurance Trust                   Insurance Trust                   Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                    MFS Investors Trust                MFS New Discovery                    MFS Research
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (53,567) $       (47,646) $      (204,206) $      (132,752) $       (14,665) $       (29,495)
Net realized gains (losses)           (65,726)        (307,483)          79,900         (206,189)        (193,402)        (448,436)
Change in unrealized gains
  (losses)                            721,503        1,459,068          606,818        2,831,113          775,681        1,281,713
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              602,210        1,103,939          482,512        2,492,172          567,614          803,782
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              430,423        1,056,774        2,305,415        3,349,317          171,403          328,441
Benefit payments                      (19,399)        (140,205)        (115,940)         (41,134)         (25,681)         (95,386)
Payments on termination              (718,339)        (451,101)        (879,766)        (616,238)        (283,541)        (217,642)
Loans - net                               (49)              (4)             (91)             (58)             (25)             (16)
Contract maintenance charge            (4,121)          (3,523)          (8,616)          (5,796)          (2,496)          (2,462)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (116,249)          76,123         (385,223)         537,514           (7,347)        (110,639)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                       (427,734)         538,064          915,779        3,223,605         (147,687)         (97,704)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              174,476        1,642,003        1,398,291        5,715,777          419,927          706,078

NET ASSETS AT BEGINNING OF
  PERIOD                            6,566,486        4,924,483       12,453,047        6,737,270        4,295,760        3,589,682
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     6,740,962  $     6,566,486  $    13,851,338  $    12,453,047  $     4,715,687  $     4,295,760
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               755,658          668,510        1,126,605          699,891          497,142          503,749
      Units issued                     94,384          456,434          636,092          653,994          107,766          154,253
      Units redeemed                 (137,586)        (369,286)        (487,610)        (227,280)        (123,429)        (160,860)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         712,456          755,658        1,275,087        1,126,605          481,479          497,142
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                          MFS Variable                      MFS Variable
                                        MFS Variable                    Insurance Trust                   Insurance Trust
                                      Insurance Trust                   (Service Class)                   (Service Class)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                        MFS High Income              MFS Investor Growth Stock
                                      MFS Total Return                  (Service Class)                   (Service Class)
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003           2004 (b)         2003 (b)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        56,463  $        31,669  $        (6,350) $             -  $        (2,445) $             -
Net realized gains (losses)           331,436          (51,906)          (3,597)               -            1,793                -
Change in unrealized gains
  (losses)                          2,702,496        3,048,627          190,414                -           47,550                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            3,090,395        3,028,390          180,467                -           46,898                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            3,090,687        4,634,911        3,270,118                -          573,539                -
Benefit payments                     (201,964)        (323,234)          (1,474)               -                -                -
Payments on termination            (3,009,650)      (1,945,037)         (49,255)               -           (4,718)               -
Loans - net                               (67)             (16)               -                -                -                -
Contract maintenance charge           (13,843)         (10,524)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               4,531,643        6,273,176        1,184,363                -           98,886                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      4,396,806        8,629,276        4,403,752                -          667,707                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            7,487,201       11,657,666        4,584,219                -          714,605                -

NET ASSETS AT BEGINNING OF
  PERIOD                           28,160,099       16,502,433                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    35,647,300  $    28,160,099  $     4,584,219  $             -  $       714,605  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             2,207,467        1,474,824                -                -                -                -
      Units issued                    839,342        1,150,875          453,723                -           70,597                -
      Units redeemed                 (491,050)        (418,232)         (22,380)               -           (2,230)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,555,759        2,207,467          431,343                -           68,367                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        MFS Variable                      MFS Variable                      MFS Variable
                                      Insurance Trust                   Insurance Trust                   Insurance Trust
                                      (Service Class)                   (Service Class)                   (Service Class)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                    MFS Investors Trust                MFS New Discovery                  MFS Total Return
                                      (Service Class)                   (Service Class)                   (Service Class)
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (b)         2003 (b)           2004             2003           2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (4,091) $             -  $       (83,535) $       (38,848) $       (29,084) $             -
Net realized gains (losses)               630                -           58,455           18,642            9,443                -
Change in unrealized gains
  (losses)                             73,843                -          389,165          721,912          412,534                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               70,382                -          364,085          701,706          392,893                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              649,712                -        2,183,112        1,112,555        5,581,947                -
Benefit payments                            -                -          (25,258)         (15,270)         (72,852)               -
Payments on termination                (2,003)               -         (371,570)        (171,479)         (24,481)               -
Loans - net                                 -                -                -               (8)               -                -
Contract maintenance charge                 -                -             (714)            (240)               -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 235,068                -        1,146,427          917,381        1,298,918                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        882,777                -        2,931,997        1,842,939        6,783,532                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              953,159                -        3,296,082        2,544,645        7,176,425                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -        4,137,521        1,592,876                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $       953,159  $             -  $     7,433,603  $     4,137,521  $     7,176,425  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -          439,442          225,737                -                -
      Units issued                     99,091                -          462,768          312,842          724,051                -
      Units redeemed                  (10,709)               -         (147,985)         (99,137)         (57,012)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          88,382                -          754,225          439,442          667,039                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        MFS Variable                      MFS Variable                      Oppenheimer
                                      Insurance Trust                   Insurance Trust                Variable Account Funds
                                      (Service Class)                   (Service Class)                (Service Class ("SC"))
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                       MFS Utilities                       MFS Value                     Oppenheimer Global
                                      (Service Class)                   (Service Class)                   Securities (SC)
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003           2004 (b)         2003 (b)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (7,910) $         4,691  $        (6,949) $             -  $       (25,655) $             -
Net realized gains (losses)           105,361           42,525              971                -            9,972                -
Change in unrealized gains
  (losses)                            855,083          388,451          130,280                -          654,495                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              952,534          435,667          124,302                -          638,812                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              854,935          760,491        1,413,603                -        4,388,363                -
Benefit payments                      (27,202)          (1,393)               -                -          (23,070)               -
Payments on termination              (291,797)        (111,241)          (4,898)               -           (9,981)               -
Loans - net                               (25)             (10)               -                -                -                -
Contract maintenance charge              (732)            (296)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 907,521          539,770          182,028                -          973,495                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,442,700        1,187,321        1,590,733                -        5,328,807                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            2,395,234        1,622,988        1,715,035                -        5,967,619                -

NET ASSETS AT BEGINNING OF
  PERIOD                            2,389,462          766,474                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     4,784,696  $     2,389,462  $     1,715,035  $             -  $     5,967,619  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               238,107          107,954                -                -                -                -
      Units issued                    183,941          208,111          163,018                -          574,716                -
      Units redeemed                  (62,074)         (77,958)          (9,246)               -          (49,399)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         359,974          238,107          153,772                -          525,317                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        Oppenheimer                         Panorama
                                   Variable Account Funds              Series Fund, Inc.              PIMCO Advisors Variable
                                   (Service Class ("SC"))            (Service Class ("SC"))               Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                  Oppenheimer Main Street                 Oppenheimer
                                   Small Cap Growth (SC)           International Growth (SC)            NJF Small Cap Value
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003           2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (373,841) $      (135,061) $        (4,735) $        (3,940) $        14,829  $             -
Net realized gains (losses)           617,576          384,934           71,398            5,264           25,958                -
Change in unrealized gains
  (losses)                          4,181,769        3,160,501          236,437          306,778          135,404                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            4,425,504        3,410,374          303,100          308,102          176,191                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            9,382,983        5,210,005          282,184          183,943        1,942,348                -
Benefit payments                      (12,588)         (35,310)          (2,617)         (10,429)               -                -
Payments on termination            (1,275,496)      (1,058,485)        (259,131)         (69,336)          (8,115)               -
Loans - net                               (53)              (4)            (196)             (22)               -                -
Contract maintenance charge            (6,674)          (2,063)            (383)            (101)               -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               6,157,918        5,214,751          520,635          701,301          432,558                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     14,246,090        9,328,894          540,492          805,356        2,366,791                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           18,671,594       12,739,268          843,592        1,113,458        2,542,982                -

NET ASSETS AT BEGINNING OF
  PERIOD                           17,137,457        4,398,189        1,613,304          499,846                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    35,809,051  $    17,137,457  $     2,456,896  $     1,613,304  $     2,542,982  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,508,509          544,026          163,598           73,493                -                -
      Units issued                  1,889,193        1,803,589          138,541          161,112          218,327                -
      Units redeemed                 (616,264)        (839,106)         (85,893)         (71,007)          (3,967)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,781,438        1,508,509          216,246          163,598          214,360                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                  PIMCO Advisors Variable           PIMCO Advisors Variable           PIMCO Advisors Variable
                                      Insurance Trust                   Insurance Trust                   Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                       OpCap Balanced                     OpCap Equity                    OpCap Small Cap
                              --------------------------------  --------------------------------  --------------------------------
                                2004 (a) (l)      2003 (a)           2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (263,717) $             -  $       (34,575) $       (11,505) $      (300,302) $      (117,818)
Net realized gains (losses)            78,240                -           32,070          (57,470)         560,124          (31,083)
Change in unrealized gains
  (losses)                          2,236,703                -          589,786          911,639        2,741,616        3,085,834
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            2,051,226                -          587,281          842,664        3,001,438        2,936,933
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,047,293                -          751,993          774,621        3,711,394        4,205,034
Benefit payments                      (51,611)               -          (12,709)         (17,289)         (48,560)         (32,738)
Payments on termination            (1,822,815)               -         (436,563)        (200,898)      (1,427,429)        (524,729)
Loans - net                              (129)               -              (70)             (87)             (82)             (80)
Contract maintenance charge            (5,429)               -           (1,578)          (1,130)          (7,009)          (2,528)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              26,427,620                -        1,048,582          758,086        2,392,943        4,773,116
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     26,594,929                -        1,349,655        1,313,303        4,621,257        8,418,075
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           28,646,155                -        1,936,936        2,155,967        7,622,695       11,355,008

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -        4,693,669        2,537,702       16,305,836        4,950,828
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    28,646,155  $             -  $     6,630,605  $     4,693,669  $    23,928,531  $    16,305,836
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -          453,907          310,979        1,325,584          522,443
      Units issued                  3,127,140                -          196,812          197,204          998,322        1,416,157
      Units redeemed                 (473,437)               -          (69,617)         (54,276)        (646,656)        (613,016)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,653,703                -          581,102          453,907        1,677,250        1,325,584
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(l)  On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                  PIMCO Advisors Variable           PIMCO Advisors Variable                PIMCO Variable
                                      Insurance Trust                   Insurance Trust                   Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                               PEA
                                      PEA Renaissance                Science and Technology                 Foreign Bond
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (b)         2003 (b)           2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (19,549) $             -  $      (183,366) $       (88,043) $        94,485  $       120,648
Net realized gains (losses)           162,834                -         (234,461)         445,956          369,724           15,583
Change in unrealized gains
  (losses)                            265,647                -       (1,123,843)       1,804,001          196,266         (258,136)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              408,932                -       (1,541,670)       2,161,914          660,475         (121,905)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            3,222,433                -        3,286,243        2,369,092        3,803,453        3,705,063
Benefit payments                            -                -          (11,616)         (22,406)         (42,460)         (11,603)
Payments on termination               (22,733)               -         (643,698)        (298,166)      (2,789,441)      (1,619,259)
Loans - net                                 -                -              (16)             (23)            (274)            (233)
Contract maintenance charge                 -                -           (4,294)          (3,290)          (5,114)          (2,701)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 580,570                -       (4,322,222)       9,359,544        2,910,246        8,348,375
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      3,780,270                -       (1,695,603)      11,404,751        3,876,410       10,419,642
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            4,189,202                -       (3,237,273)      13,566,665        4,536,885       10,297,737

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -       14,359,798          793,133       14,430,324        4,132,587
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     4,189,202  $             -  $    11,122,525  $    14,359,798  $    18,967,209  $    14,430,324
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -        2,463,808          296,245        1,300,008          368,246
      Units issued                    397,278                -        2,838,871        3,218,107          910,917        1,475,654
      Units redeemed                  (23,411)               -       (2,997,115)      (1,050,544)        (542,240)        (543,892)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         373,867                -        2,305,564        2,463,808        1,668,685        1,300,008
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       PIMCO Variable                    PIMCO Variable                    PIMCO Variable
                                      Insurance Trust                   Insurance Trust                   Insurance Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        Money Market                   PIMCO Real Return                 PIMCO Total Return
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004           2003 (w)           2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (176,195) $      (213,768) $       (20,458) $        (3,016) $       365,973  $       861,688
Net realized gains (losses)                 -                -          351,597           23,688        1,741,798          883,352
Change in unrealized gains
  (losses)                                  -                -          104,387            6,097          822,944          140,764
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations             (176,195)        (213,768)         435,526           26,769        2,930,715        1,885,804
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                           16,372,491       13,796,213        8,067,494          439,316       18,976,750       23,409,649
Benefit payments                     (268,635)        (355,209)          (6,410)               -         (449,436)        (348,273)
Payments on termination            (4,341,537)      (4,009,117)        (279,176)         (15,752)     (10,505,478)      (7,420,656)
Loans - net                            (1,308)            (749)               -                -           (1,090)            (807)
Contract maintenance charge            (4,196)          (5,150)               -                -          (26,418)         (16,787)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (7,093,104)      (8,415,203)       2,709,191          811,439        8,463,837       15,972,544
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      4,663,711        1,010,785       10,491,099        1,235,003       16,458,165       31,595,670
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            4,487,516          797,017       10,926,625        1,261,772       19,388,880       33,481,474

NET ASSETS AT BEGINNING OF
  PERIOD                           26,639,394       25,842,377        1,261,772                -       77,949,664       44,468,190
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    31,126,910  $    26,639,394  $    12,188,397  $     1,261,772  $    97,338,544  $    77,949,664
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             2,560,710        2,446,399          120,604                -        6,667,042        3,913,128
      Units issued                  3,434,117        2,831,233        1,101,198          132,738        3,824,134        5,800,080
      Units redeemed               (2,954,086)      (2,716,922)         (82,656)         (12,134)      (2,264,503)      (3,046,166)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       3,040,741        2,560,710        1,139,146          120,604        8,226,673        6,667,042
                              ===============  ===============  ===============  ===============  ===============  ===============

(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       PIMCO Variable
                                      Insurance Trust                Putnam Variable Trust             Putnam Variable Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                   StocksPLUS Growth and                                                  VT International
                                      Income Portfolio                   VT High Yield                   Growth and Income
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        19,751  $        43,440  $       527,818  $       197,553  $       (12,222) $       (12,308)
Net realized gains (losses)            71,929         (222,154)          47,800           32,194          270,514          312,524
Change in unrealized gains
  (losses)                            575,828        1,431,005          197,748          557,825          615,310          756,599
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              667,508        1,252,291          773,366          787,572          873,602        1,056,815
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              809,710        2,200,822        1,600,184        2,354,809          573,185          891,383
Benefit payments                       (6,506)         (14,170)         (28,450)          (7,579)         (12,777)               -
Payments on termination              (537,504)        (383,657)        (703,628)        (196,545)        (350,900)        (191,831)
Loans - net                               (67)             (97)             (25)             (29)              (2)              (1)
Contract maintenance charge            (2,484)          (1,763)          (1,038)            (205)          (1,662)            (712)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 255,003          382,693        2,131,314        1,914,818        1,081,597          826,970
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        518,152        2,183,828        2,998,357        4,065,269        1,289,441        1,525,809
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,185,660        3,436,119        3,771,723        4,852,841        2,163,043        2,582,624

NET ASSETS AT BEGINNING OF
  PERIOD                            6,980,544        3,544,425        6,502,047        1,649,206        3,957,084        1,374,460
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     8,166,204  $     6,980,544  $    10,273,770  $     6,502,047  $     6,120,127  $     3,957,084
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               763,186          497,508          542,414          171,022          358,621          168,883
      Units issued                    222,136          542,440          418,849          469,554          275,339        4,100,585
      Units redeemed                 (167,723)        (276,762)        (173,252)         (98,162)        (169,826)      (3,910,847)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         817,599          763,186          788,011          542,414          464,134          358,621
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Salomon
                                                                                                         Brothers Variable
                                    Rydex Variable Trust              Rydex Variable Trust               Series Funds Inc.
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         Rydex OTC                   Rydex Sector Rotation                   Investors
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004           2003 (w)        2004 (a) (u)       2003 (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (50,056) $       (28,806) $        (5,117) $          (250) $        57,359  $             -
Net realized gains (losses)           147,514           22,169            5,143            1,643           99,930                -
Change in unrealized gains
  (losses)                            173,060          647,374           62,459            3,948        1,201,385                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              270,518          640,737           62,485            5,341        1,358,674                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              492,862          671,276          402,482           94,628          467,414                -
Benefit payments                       (6,272)          (9,147)            (170)               -          (80,353)               -
Payments on termination              (161,123)         (75,194)          (1,053)               -         (753,548)               -
Loans - net                                (4)               -                -                -              (18)               -
Contract maintenance charge              (584)            (454)               -                -           (3,105)               -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (242,926)         885,626          119,392             (828)      14,059,932                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                         81,953        1,472,107          520,651           93,800       13,690,322                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              352,471        2,112,844          583,136           99,141       15,048,996                -

NET ASSETS AT BEGINNING OF
  PERIOD                            3,120,861        1,008,017           99,141                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     3,473,332  $     3,120,861  $       682,277  $        99,141  $    15,048,996  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               528,627          235,724            7,969                -                -                -
      Units issued                    206,769          386,035           59,516           11,397        1,778,980                -
      Units redeemed                 (210,957)         (93,132)          (6,522)          (3,428)        (402,885)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         524,439          528,627           60,963            7,969        1,376,095                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(u)  On April 30, 2004, LSA Value Equity merged into Investors
(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Salomon                       Salomon Brothers                 Salomon Brothers
                                     Brothers Variable                   Variable Series                  Variable Series
                                     Series Funds Inc.                Funds Inc. (Class II)            Funds Inc. (Class II)
                                        Sub-Account                        Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                      Variable All Cap                All Cap (Class II)              High Yield (Class II)
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003            2004 (b)         2003 (b)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (112,008) $       (89,352) $        (3,299) $             -  $       365,043  $             -
Net realized gains (losses)           253,139         (225,780)             841                -            7,030                -
Change in unrealized gains
  (losses)                            592,691        2,761,550           44,480                -          (47,546)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              733,822        2,446,418           42,022                -          324,527                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,422,248        1,919,199          639,474                -        5,678,199                -
Benefit payments                      (60,182)         (67,393)            (301)               -          (14,938)               -
Payments on termination            (1,019,572)        (876,327)          (3,223)               -          (48,987)               -
Loans - net                               (15)             (14)               -                -                -                -
Contract maintenance charge            (2,920)          (2,456)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 504,675        1,159,379          167,251                -        1,176,194                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        844,234        2,132,388          803,201                -        6,790,468                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,578,056        4,578,806          845,223                -        7,114,995                -

NET ASSETS AT BEGINNING OF
  PERIOD                           10,749,245        6,170,439                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    12,327,301  $    10,749,245  $       845,223  $             -  $     7,114,995  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               861,281          672,516                -                -                -                -
      Units issued                    280,051          430,798           87,862                -          689,056                -
      Units redeemed                 (211,804)        (242,033)          (5,760)               -          (33,085)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         929,528          861,281           82,102                -          655,971                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Salomon Brothers                       Scudder                          Scudder
                                       Variable Series                  Variable Insurance              Variable Insurance
                                    Funds Inc. (Class II)                Trust (Class B)                  Trust (Class B)
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         Variable                             EAFE                         Equity 500
                                   Investors (Class II)              Equity Index (Class B)              Index (Class B)
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)          2004            2003 (w)          2004            2003 (w)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $         4,365  $             -  $         1,477  $          (151) $       (20,048) $        (5,188)
Net realized gains (losses)               286                -            4,139            2,279            3,564           13,042
Change in unrealized gains
  (losses)                             61,553                -           39,273            3,425          263,361           95,292
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               66,204                -           44,889            5,553          246,877          103,146
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              844,008                -          162,418           11,900          933,640          535,344
Benefit payments                            -                -                -                -                -                -
Payments on termination                (3,687)               -          (22,791)               -          (61,424)          (6,347)
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 200,087                -          120,023           20,457        1,128,094          700,862
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,040,408                -          259,650           32,357        2,000,310        1,229,859
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,106,612                -          304,539           37,910        2,247,187        1,333,005

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -           37,910                -        1,333,005                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,106,612  $             -  $       342,449  $        37,910  $     3,580,192  $     1,333,005
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -            2,881                -          110,158                -
      Units issued                    110,685                -           27,296            8,182          182,264          134,342
      Units redeemed                   (4,277)               -           (7,921)          (5,301)         (20,141)         (24,184)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         106,408                -           22,256            2,881          272,281          110,158
                              ===============  ===============  ===============  ===============  ===============  ===============

(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Scudder
                                     Variable Insurance                     Scudder                          Scudder
                                      Trust (Class B)                  Variable Series I                Variable Series I
                                        Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                          Small Cap
                                       Index (Class B)                     Balanced                             Bond
                              --------------------------------  --------------------------------  --------------------------------
                                   2004            2003 (w)          2004             2003             2004              2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (15,367) $        (1,854) $        69,334  $       183,957  $       544,635  $       599,697
Net realized gains (losses)            21,766            2,859         (300,660)        (918,135)         180,004          182,933
Change in unrealized gains
  (losses)                            145,661           38,841        1,161,882        3,506,506           48,047          (21,542)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              152,060           39,846          930,556        2,772,328          772,686          761,088
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              188,459          158,369        1,404,980        1,727,406        2,785,763        4,735,909
Benefit payments                            -                -         (253,997)        (150,074)        (242,983)         (71,597)
Payments on termination               (36,196)            (947)      (2,640,491)      (2,612,895)      (3,509,413)      (3,603,296)
Loans - net                                 -                -             (469)            (277)             (86)             (81)
Contract maintenance charge                 -                -          (10,937)         (10,999)         (10,343)          (9,441)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 206,189          555,860          174,075           99,065         (640,444)      (1,425,518)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        358,452          713,282       (1,326,839)        (947,774)      (1,617,506)        (374,024)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              510,512          753,128         (396,283)       1,824,554         (844,820)         387,064

NET ASSETS AT BEGINNING OF
  PERIOD                              753,128                -       19,803,522       17,978,968       20,921,216       20,534,152
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,263,640  $       753,128  $    19,407,239  $    19,803,522  $    20,076,396  $    20,921,216
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                54,400                -        1,499,058        1,493,378        1,611,485        1,611,787
      Units issued                     69,343           58,909          231,719          464,559          573,932        1,015,742
      Units redeemed                  (44,893)          (4,509)        (276,700)        (458,879)        (676,310)      (1,016,044)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          78,850           54,400        1,454,077        1,499,058        1,509,107        1,611,485
                              ===============  ===============  ===============  ===============  ===============  ===============

(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            Scudder                          Scudder                          Scudder
                                       Variable Series I                Variable Series I                Variable Series I
                                          Sub-Account                      Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                      Global Discovery                  Growth and Income                  International
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (103,309) $       (63,850) $       (25,671) $       (12,022) $        (6,839) $       (14,012)
Net realized gains (losses)           397,610         (114,342)         (17,172)        (171,970)          16,446           92,475
Change in unrealized gains
  (losses)                          1,391,109        2,038,681          351,132          874,045          500,225          731,852
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            1,685,410        1,860,489          308,289          690,053          509,832          810,315
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,333,460        1,370,700          424,714          805,647          422,476          806,230
Benefit payments                     (126,594)         (55,468)         (21,420)         (79,052)         (25,067)         (32,868)
Payments on termination              (722,052)        (268,184)        (464,487)        (428,207)        (313,679)        (271,409)
Loans - net                               (10)              (7)             (21)             (32)               -                -
Contract maintenance charge            (3,669)          (2,503)          (2,259)          (1,778)          (1,683)          (1,039)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 223,631        1,499,888         (160,466)         168,102            2,549          238,388
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        704,766        2,544,426         (223,939)         464,680           84,596          739,302
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            2,390,176        4,404,915           84,350        1,154,733          594,428        1,549,617

NET ASSETS AT BEGINNING OF
  PERIOD                            7,673,251        3,268,336        3,858,500        2,703,767        3,444,174        1,894,557
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    10,063,427  $     7,673,251  $     3,942,850  $     3,858,500  $     4,038,602  $     3,444,174
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               640,671          368,759          448,975          387,744          458,845          295,742
      Units issued                    351,357          561,594           90,041          203,793          138,740        2,608,867
      Units redeemed                 (256,297)        (289,682)        (112,858)        (142,562)        (117,784)      (2,445,764)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         735,731          640,671          426,158          448,975          479,801          458,845
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 STI Classic Variable Trust        STI Classic Variable Trust        STI Classic Variable Trust
                                         Sub-Account                      Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                             STI
                                  STI Capital Appreciation           International Equity              STI Value Income Stock
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (26,877) $       (21,165) $           295  $          (749) $         8,719  $           113
Net realized gains (losses)             5,913          (55,694)           2,236          (37,161)          49,744         (101,934)
Change in unrealized gains
  (losses)                            131,254          312,312           11,720           54,256          374,456          398,645
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              110,290          235,453           14,251           16,346          432,919          296,824
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              295,809          396,537            1,914            2,984          214,195          305,194
Benefit payments                       (1,262)         (44,020)               -                -          (24,941)          (5,645)
Payments on termination               (78,789)         (72,064)          (2,304)         (30,347)        (323,729)        (130,441)
Loans - net                                (9)               -                -                -              (66)               -
Contract maintenance charge            (1,480)          (1,128)            (109)            (162)          (1,652)          (1,272)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  80,955          137,047          (12,506)        (124,051)       3,672,209         (472,041)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        295,224          416,372          (13,005)        (151,576)       3,536,016         (304,205)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              405,514          651,825            1,246         (135,230)       3,968,935           (7,381)

NET ASSETS AT BEGINNING OF
  PERIOD                            1,871,307        1,219,482           90,500          225,730        1,856,773        1,864,154
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     2,276,821  $     1,871,307  $        91,746  $        90,500  $     5,825,708  $     1,856,773
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               222,505          168,012           10,251           34,461          191,534          241,196
      Units issued                     78,801          138,347              213          290,297          440,598           94,073
      Units redeemed                  (42,736)         (83,854)          (1,622)        (314,507)         (99,296)        (143,735)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         258,570          222,505            8,842           10,251          532,836          191,534
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Strong                        Strong Variable                   T. Rowe Price
                                  Opportunity Funds II, Inc.          Insurance Funds, Inc.             Equity Series, Inc.
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                     Opportunity Fund II             Mid Cap Growth Fund II         T. Rowe Price Equity Income
                              --------------------------------  --------------------------------  --------------------------------
                                    2004            2003             2004              2003            2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (271,605) $      (193,485) $      (108,242) $       (96,596) $        47,515  $        64,988
Net realized gains (losses)           271,072         (776,189)        (494,541)        (589,005)       1,356,225         (409,326)
Change in unrealized gains
  (losses)                          2,817,397        5,187,989        1,877,007        2,378,309        3,136,787        4,886,629
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            2,816,864        4,218,315        1,274,224        1,692,708        4,540,527        4,542,291
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            2,158,665        2,639,703          564,243        1,135,422        4,080,983        5,754,360
Benefit payments                     (191,492)         (90,279)        (150,696)         (50,624)        (349,972)        (323,103)
Payments on termination            (1,087,942)        (828,089)        (631,114)        (407,552)      (2,965,627)      (1,437,857)
Loans - net                               (19)             (23)             (51)             (28)            (160)             (85)
Contract maintenance charge           (10,187)          (8,436)          (5,856)          (5,408)         (15,789)         (10,153)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 810,339       (1,045,368)         991,568          460,330        7,768,632        3,015,622
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,679,364          667,508          768,094        1,132,140        8,518,067        6,998,784
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            4,496,228        4,885,823        2,042,318        2,824,848       13,058,594       11,541,075

NET ASSETS AT BEGINNING OF
  PERIOD                           16,545,396       11,659,573        7,403,191        4,578,343       28,311,028       16,769,953
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    21,041,624  $    16,545,396  $     9,445,509  $     7,403,191  $    41,369,622  $    28,311,028
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,350,998        1,225,079          965,519          723,121        2,216,128        1,608,602
      Units issued                    510,694        1,090,868          454,463        1,281,173        1,261,480        1,190,989
      Units redeemed                 (326,729)        (964,949)        (324,905)      (1,038,775)        (608,575)        (583,463)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,534,963        1,350,998        1,095,077          965,519        2,869,033        2,216,128
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         T. Rowe Price                    T. Rowe Price                    T. Rowe Price
                                      Equity Series, Inc.              Equity Series, Inc.            Equity Series, Inc. - II
                                          Sub-Account                      Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                          T. Rowe Price                    T. Rowe Price
                                T. Rowe Price Mid-Cap Growth           New America Growth               Blue Chip Growth II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003            2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $      (449,225) $      (256,345) $       (54,714) $       (33,217) $        (3,380) $             -
Net realized gains (losses)           809,171           15,638           68,427         (376,556)           5,007                -
Change in unrealized gains
  (losses)                          4,231,282        5,867,898          318,932          941,472          203,591                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations            4,591,228        5,627,191          332,645          531,699          205,218                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            3,769,401        5,649,809          644,411          858,082        2,586,106                -
Benefit payments                     (227,642)         (76,682)          (8,370)         (12,688)         (32,917)               -
Payments on termination            (1,779,051)      (1,246,141)        (284,649)        (274,699)          (9,489)               -
Loans - net                               (16)             (20)             (15)             (14)               -                -
Contract maintenance charge           (15,346)          (9,049)          (2,196)          (1,532)               -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (813,503)       4,708,107          235,085         (363,764)         655,956                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                        933,843        9,026,024          584,266          205,385        3,199,656                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            5,525,071       14,653,215          916,911          737,084        3,404,874                -

NET ASSETS AT BEGINNING OF
  PERIOD                           26,890,944       12,237,729        3,397,961        2,660,877                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    32,416,015  $    26,890,944  $     4,314,872  $     3,397,961  $     3,404,874  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,994,384        1,180,752          398,461          409,524                -                -
      Units issued                    549,258        1,565,458          227,358          760,148          344,338                -
      Units redeemed                 (439,717)        (751,826)        (157,120)        (771,211)         (19,015)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       2,103,925        1,994,384          468,699          398,461          325,323                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       T. Rowe Price                     T. Rowe Price                     The Universal
                                  Equity Series, Inc. - II         International Series, Inc.        Institutional Funds, Inc.
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        T. Rowe Price                    T. Rowe Price
                                      Equity Income II                International Stock           Van Kampen UIF Equity Growth
                              --------------------------------  --------------------------------  --------------------------------
                                                                                                       2004
                                  2004 (b)         2003 (b)          2004             2003        (a) (n) (p) (s)      2003 (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        22,116  $             -  $       (13,029) $           225  $      (247,221) $             -
Net realized gains (losses)           204,276                -           54,016         (127,425)          19,749                -
Change in unrealized gains
  (losses)                            691,287                -          687,939          955,130        2,412,828                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              917,679                -          728,926          827,930        2,185,356                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                           10,063,949                -        1,087,641        1,095,721          683,356                -
Benefit payments                       (7,449)               -          (30,258)         (59,978)         (32,352)               -
Payments on termination               (70,356)               -         (481,353)        (365,854)      (1,418,931)               -
Loans - net                                 -                -              (16)             (21)             (96)               -
Contract maintenance charge                 -                -           (2,720)          (1,609)          (3,723)               -
Transfers among the
  sub-accounts and with the
  Fixed Account - net               1,959,270                -        1,266,546          669,834       29,014,484                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                     11,945,414                -        1,839,840        1,338,093       28,242,738                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           12,863,093                -        2,568,766        2,166,023       30,428,094                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -        4,715,463        2,549,440                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $    12,863,093  $             -  $     7,284,229  $     4,715,463  $    30,428,094  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -          563,077          375,829                -                -
      Units issued                  1,196,483                -          380,512        3,121,223        3,277,553                -
      Units redeemed                  (35,623)               -         (160,313)      (2,933,975)        (452,074)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,160,860                -          783,276          563,077        2,825,479                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(a)  For period beginning April 30, 2004 and ended December 31, 2004
(b)  For period beginning February 2, 2004 and ended December 31, 2004
(n)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(p)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(s)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        The Universal                     The Universal                    The Universal
                                  Institutional Funds, Inc.         Institutional Funds, Inc.        Institutional Funds, Inc.
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                                                           Van Kampen UIF
                                 Van Kampen UIF High Yield        Van Kampen UIF Mid Cap Growth        U.S. Mid Cap Value (v)
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003          2004 (q) (t)       2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       324,999  $       (52,357) $       (88,686) $       (53,782) $      (400,868) $       (69,865)
Net realized gains (losses)            46,268          (60,583)         (15,835)        (240,551)         120,116         (163,579)
Change in unrealized gains
  (losses)                            204,769          831,158        1,233,864        1,497,635        5,032,348        1,863,150
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations              576,036          718,218        1,129,343        1,203,302        4,751,596        1,629,706
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,186,301        1,587,504          550,222        1,001,509        1,632,151          639,105
Benefit payments                      (13,918)         (15,813)          (6,557)         (14,158)         (63,558)         (24,134)
Payments on termination              (450,730)        (409,948)        (490,582)        (353,250)      (1,807,675)        (313,298)
Loans - net                                 -                -                -                -             (177)               -
Contract maintenance charge              (921)            (624)          (2,010)          (1,526)          (7,978)          (2,119)
Transfers among the
  sub-accounts and with the
  Fixed Account - net               1,875,193        1,390,311          566,574          972,506       31,045,537          261,473
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      2,595,925        2,551,430          617,647        1,605,081       30,798,300          561,027
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            3,171,961        3,269,648        1,746,990        2,808,383       35,549,896        2,190,733

NET ASSETS AT BEGINNING OF
  PERIOD                            5,631,002        2,361,354        5,413,708        2,605,325        6,227,531        4,036,798
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     8,802,963  $     5,631,002  $     7,160,698  $     5,413,708  $    41,777,427  $     6,227,531
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               558,575          292,033          650,910          437,507          501,556          453,307
      Units issued                    422,409          417,675          212,844          321,111        3,568,910          153,727
      Units redeemed                 (169,050)        (151,133)        (145,162)        (107,708)        (668,128)        (105,478)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         811,934          558,575          718,592          650,910        3,402,338          501,556
                              ===============  ===============  ===============  ===============  ===============  ===============

(q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(v)  Previously known as Van Kampen UIF Mid Cap Core

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 The Universal Institutional       The Universal Institutional           Van Eck Worldwide
                                    Funds, Inc. (Class II)            Funds, Inc. (Class II)              Insurance Trust
                                         Sub-Account                       Sub-Account                      Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                        Van Kampen UIF                 Van Kampen UIF U.S.               Van Eck Worldwide
                                   Equity Growth (Class II)          Real Estate (Class II)               Absolute Return
                              --------------------------------  --------------------------------  --------------------------------
                                  2004 (b)         2003 (b)          2004            2003 (w)         2004 (b)         2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (4,861) $             -  $       (18,720) $        (2,369) $        (5,117) $             -
Net realized gains (losses)             1,398                -          206,951            4,362              (36)               -
Change in unrealized gains
  (losses)                             79,990                -        1,835,935           40,277            2,297                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from operations               76,527                -        2,024,166           42,270           (2,856)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              928,897                -        8,484,716          263,483          767,082                -
Benefit payments                      (16,529)               -          (97,623)               -                -                -
Payments on termination                (2,825)               -         (294,069)          (2,549)          (5,186)               -
Loans - net                                 -                -                -                -                -                -
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 134,802                -        2,570,843          568,031          138,960                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net
  assets from contract
  transactions                      1,044,345                -       10,663,867          828,965          900,856                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            1,120,872                -       12,688,033          871,235          898,000                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -          871,235                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD   $     1,120,872  $             -  $    13,559,268  $       871,235  $       898,000  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -           68,305                -                -                -
      Units issued                    112,527                -        1,129,605           79,976           93,282                -
      Units redeemed                   (4,291)               -         (175,207)         (11,671)          (2,538)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         108,236                -        1,022,703           68,305           90,744                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  For period beginning February 2, 2004 and ended December 31, 2004
(w)  For the period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Van Kampen
                                     Van Eck Worldwide                 Van Eck Worldwide                  Life Investment
                                      Insurance Trust                   Insurance Trust                   Trust (Class II)
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                     Van Eck Worldwide                      Van Eck                        LIT Aggressive
                                      Emerging Markets               Worldwide Hard Assets               Growth (Class II)
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (b)         2003 (b)         2004 (b)         2003 (b)      2004 (b) (k) (r)    2003 (b)
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (2,913) $             -  $        (4,214) $             -  $        (95,884) $            -
Net realized gains (losses)             3,569                -            6,713                -            68,490               -
Change in unrealized gains
  (losses)                             94,606                -           80,511                -         1,068,636               -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------

Increase (decrease) in net
  assets from operations               95,262                -           83,010                -         1,041,242               -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              419,647                -          921,175                -         1,039,247               -
Benefit payments                            -                -           (1,422)               -           (17,317)              -
Payments on termination                (4,756)               -           (4,931)               -          (536,772)              -
Loans - net                                 -                -                -                -               (97)              -
Contract maintenance charge                 -                -                -                -            (2,376)              -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 127,065                -          202,226                -         8,461,112               -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------

Increase (decrease) in net
  assets from contract
  transactions                        541,956                -        1,117,048                -         8,943,797               -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS                              637,218                -        1,200,058                -         9,985,039               -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -                 -               -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------

NET ASSETS AT END OF PERIOD   $       637,218  $             -  $     1,200,058  $             -  $      9,985,039  $            -
                              ===============  ===============  ===============  ===============  ================  ==============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -                 -               -
      Units issued                     56,087                -          104,633                -         1,433,015               -
      Units redeemed                   (3,320)               -           (8,069)               -          (536,027)              -
                              ---------------  ---------------  ---------------  ---------------  ----------------  --------------
  Units outstanding at end
    of period                          52,767                -           96,564                -           896,988               -
                              ===============  ===============  ===============  ===============  ================  ==============

(b) For period beginning February 2, 2004 and ended December 31, 2004
(k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                                      Van Kampen                           Van Kampen
                                                    Life Investment                      Life Investment
                                                   Trust (Class II)                     Trust (Class II)
                                                      Sub-Account                          Sub-Account
                                         -----------------------------------  -----------------------------------
                                                                                         LIT Growth and
                                               LIT Government (Class II)                Income (Class II)
                                         -----------------------------------  -----------------------------------
                                              2004 (b)          2003 (b)            2004               2003
                                         ----------------   ----------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)             $        (17,859)  $              -  $       (249,810)  $        (92,724)
Net realized gains (losses)                         1,835                  -           376,403             16,854
Change in unrealized gains (losses)                54,314                  -         3,756,358          2,613,760
                                         ----------------   ----------------  ----------------   ----------------

Increase (decrease) in net assets
  from operations                                  38,290                  -         3,882,951          2,537,890
                                         ----------------   ----------------  ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                        3,141,725                  -        10,291,313          5,711,496
Benefit payments                                   (1,478)                 -          (249,446)           (37,628)
Payments on termination                           (41,359)                 -        (2,319,105)          (732,849)
Loans - net                                             -                  -              (109)               (28)
Contract maintenance charge                             -                  -            (6,086)            (1,521)
Transfers among the sub-accounts
  and with the Fixed Account - net                794,247                  -        10,623,232          5,567,332
                                         ----------------   ----------------  ----------------   ----------------

Increase (decrease) in net assets
  from contract transactions                    3,893,135                  -        18,339,799         10,506,802
                                         ----------------   ----------------  ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS               3,931,425                  -        22,222,750         13,044,692

NET ASSETS AT BEGINNING OF PERIOD                       -                  -        17,817,199          4,772,507
                                         ----------------   ----------------  ----------------   ----------------

NET ASSETS AT END OF PERIOD              $      3,931,425   $              -  $     40,039,949   $     17,817,199
                                         ================   ================  ================   ================

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                              -                  -         1,743,087            588,415
      Units issued                                405,831                  -         2,234,037          1,395,061
      Units redeemed                              (19,098)                 -          (474,537)          (240,389)
                                         ----------------   ----------------  ----------------   ----------------
  Units outstanding at end of period              386,733                  -         3,502,587          1,743,087
                                         ================   ================  ================   ================

(b) For period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      Lincoln Benefit sells six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. After December 31, 2003, Investor's Select accepts deposits from existing contractholders, but is not available to new investors. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND
           AIM V.I. Basic Value                             (CONTINUED)
           AIM V.I. Dent Demographics                       VIP Money Market
      AIM VARIABLE INSURANCE FUNDS SERIES II                VIP Overseas
           AIM V.I. Basic Value II                     FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE
           AIM V.I. Capital Appreciation II                 CLASS 2)
           AIM V.I. Dent Demographics II                    VIP Asset Manager Growth (Service
           AIM V.I. Mid Cap Core Equity II                    Class 2)
           AIM V.I. Premier Equity II                       VIP Contrafund (Service Class 2)
      THE ALGER AMERICAN FUND                               VIP Equity-Income (Service Class 2)
           Alger Growth (Previously known as                VIP Growth (Service Class 2)
             Growth)                                        VIP Index 500 (Service Class 2)
           Alger Income & Growth (Previously                VIP Investment Grade Bond (Service
             known as Income & Growth)                        Class 2)
           Alger Leveraged AllCap (Previously               VIP Money Market (Service Class 2)
             known as Leveraged AllCap)                     VIP Overseas (Service Class 2)
           Alger MidCap Growth (Previously known       GOLDMAN SACHS VARIABLE INSURANCE TRUST
             as MidCap Growth)                              VIT CORE Small Cap Equity
           Alger Small Capitalization (Previously           VIT International Equity
             known as Small Capitalization)            J.P. MORGAN SERIES TRUST II
      THE ALGER AMERICAN FUND (SERIES - S)                  Small Company
           Alger Growth (Series - S) (Previously       JANUS ASPEN SERIES
             known as Growth (Series - S))                  Balanced
           Alger Leveraged AllCap (Series - S)              Capital Appreciation
           Alger MidCap Growth (Series - S)                 Flexible Income
      FEDERATED INSURANCE SERIES                            Growth
           Federated Capital Income Fund II                 Mid Cap Growth
           Federated Fund for U.S. Government               Worldwide Growth
             Securities II                             JANUS ASPEN SERIES (SERVICE SHARES)
           Federated High Income Bond Fund II               Balanced (Service Shares)
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND             Capital Appreciation (Service Shares)
           VIP Asset Manager Growth (Previously             Foreign Stock (Service Shares) (Previously
             known as VIP Asset Manager)                      known as International Value (Service
           VIP Contrafund                                     Shares))
           VIP Equity-Income                                Mid Cap Value (Service Shares)
           VIP Growth                                       Risk-Managed Core (Service Shares)
           VIP Index 500                                    Worldwide Growth (Service Shares)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------------------------
      LAZARD RETIREMENT SERIES, INC.                   PANORAMA SERIES FUND, INC. (SERVICE CLASS
           Emerging Markets                                 ("SC"))
           International Equity                             Oppenheimer International Growth (SC)
      LSA VARIABLE SERIES TRUST                        PIMCO ADVISORS VARIABLE INSURANCE TRUST
           LSA Aggressive Growth (Merged into LIT           NJF Small Cap Value
             Aggressive Growth (Class II) on April          OpCap Balanced
             30, 2004)                                      OpCap Equity
           LSA Balanced (Merged into OpCap Balanced         OpCap Small Cap
             on April 30, 2004)                             PEA Renaissance
           LSA Basic Value (Merged into AIM V.I.            PEA Science and Technology
             Basic Value on April 30, 2004)            PIMCO VARIABLE INSURANCE TRUST
           LSA Blue Chip (Merged into Van Kampen UIF        Foreign Bond
             Equity Growth on April 30, 2004)               Money Market
           LSA Capital Appreciation (Merged into            PIMCO Real Return
             Capital Appreciation on April 30,              PIMCO Total Return
             2004)                                          StocksPLUS Growth and Income Portfolio
           LSA Capital Growth (Merged into Van         PUTNAM VARIABLE TRUST
             Kampen UIF Equity Growth on April 30,          VT High Yield
             2004)                                          VT International Growth and Income
           LSA Disciplined Equity (Merged into LSA     RYDEX VARIABLE TRUST
             Equity Growth on April 30, 2003)               Rydex OTC
           LSA Diversified Mid Cap (Merged into Van         Rydex Sector Rotation
             Kampen UIF U.S. Mid Cap Value on April    SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
             30, 2004)                                      Investors
           LSA Emerging Growth Equity (Merged into          Variable All Cap
             LIT Aggressive Growth (Class II) on       SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
             April 30, 2004)                                (CLASS II)
           LSA Equity Growth (Merged into Van Kampen        All Cap (Class II)
             UIF Equity Growth on April 30, 2004)           High Yield (Class II)
           LSA Mid Cap Value (Merged into Van Kampen        Variable Investors (Class II)
             UIF U.S. Mid Cap Value on April 30,       SCUDDER VARIABLE INSURANCE TRUST (CLASS B)
             2004)                                          EAFE Equity Index (Class B)
           LSA Value Equity (Merged into Investors          Equity 500 Index (Class B)
             on April 30, 2004)                             Small Cap Index (Class B)
      MFS VARIABLE INSURANCE TRUST                     SCUDDER VARIABLE SERIES I
           MFS Emerging Growth                              Balanced
           MFS Investors Trust                              Bond
           MFS New Discovery                                Global Discovery
           MFS Research                                     Growth and Income
           MFS Total Return                                 International
      MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)     STI CLASSIC VARIABLE TRUST
           MFS High Income (Service Class)                  STI Capital Appreciation
           MFS Investor Growth Stock (Service               STI International Equity
             Class)                                         STI Value Income Stock
           MFS Investors Trust (Service Class)         STRONG OPPORTUNITY FUND II, INC.
           MFS New Discovery (Service Class)                Opportunity Fund II
           MFS Total Return (Service Class)            STRONG VARIABLE INSURANCE FUNDS, INC.
           MFS Utilities (Service Class)                    Mid Cap Growth Fund II
           MFS Value (Service Class)                   T. ROWE PRICE EQUITY SERIES, INC.
      OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE           T. Rowe Price Equity Income
           CLASS ("SC"))                                    T. Rowe Price Mid-Cap Growth
           Oppenheimer Global Securities (SC)               T. Rowe Price New America Growth
           Oppenheimer Main Street Small Cap Growth    T. ROWE PRICE EQUITY SERIES, INC. - II
             (SC)                                           T. Rowe Price Blue Chip Growth II
                                                            T. Rowe Price Equity Income II
                                                       T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                            T. Rowe Price International Stock

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
           Van Kampen UIF Equity Growth
           Van Kampen UIF High Yield
           Van Kampen UIF Mid Cap Growth
           Van Kampen UIF U.S. Mid Cap Value
      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
           (CLASS II)
           Van Kampen UIF Equity Growth (Class II)
           Van Kampen UIF U.S. Real Estate
           (Class II)
      VAN ECK WORKWIDE INSURANCE TRUST
           Van Eck Worldwide Absolute Return
           Van Eck Worldwide Emerging Markets
           Van Eck Worldwide Hard Assets
      VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
           LIT Aggressive Growth (Class II)
           LIT Government (Class II)
           LIT Growth and Income (Class II)

      The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note
      3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the general account of Lincoln Benefit.

      A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

      Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

      Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

      The LSA Variable Series Trust (the "Trust") was managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager received a management fee from the Trust at an annual rate as a percentage of average daily net assets ranging from 0.80% to 1.05%. The Trust paid $653,331 in management fees to the Manager during 2004. As of April 30, 2004 the Trust was dissolved and sub-accounts were merged with other sub-accounts of the Account.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

      DIVIDENDS- Dividends declared by the Funds are recognized on the ex-dividend date.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of
      Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Lincoln Benefit.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

      ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

      CONTRACT ADMINISTRATION CHARGE - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. The contract administration charge is recognized as redemption of units.

      WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations but are remitted to Lincoln Benefit.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS

    The cost of purchases of investments for the year ended December 31, 2004 were as follows:

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in the AIM Variable Insurance Funds Sub-Accounts:
            AIM V. I. Basic Value (a) (m)                                                         $    31,029,209
            AIM V. I. Dent Demographics                                                                   332,942

    Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
            AIM V. I. Basic Value II (b)                                                                6,142,706
            AIM V. I. Capital Appreciation II (b)                                                       1,158,178
            AIM V. I. Dent Demographics II (b)                                                            314,054
            AIM V.I. Mid Cap Core Equity II (b)                                                         5,420,013
            AIM V. I. Premier Equity II (b)                                                               749,150

    Investments in The Alger American Fund Sub-Accounts:
            Alger Growth (c)                                                                            4,323,623
            Alger Income and Growth (d)                                                                 3,456,864
            Alger Leveraged AllCap (e)                                                                  2,977,636
            Alger MidCap Growth (f)                                                                    11,826,777
            Alger Small Capitalization (g)                                                              6,741,262

    Investments in The Alger American Fund (Series-S) Sub-Accounts:
            Alger Growth (Series-S) (h)                                                                 7,900,708
            Alger Leveraged All Cap (Series-S) (b)                                                        933,499
            Alger Mid Cap Growth (Series-S) (b)                                                         4,197,884

    Investments in the Federated Insurance Series Sub-Accounts:
            Federated Capital Income Fund II                                                            2,412,928
            Federated Fund for U.S. Government Securities II                                            9,090,851
            Federated High Income Bond Fund II                                                         13,611,282

    Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
            VIP Asset Manager Growth (i)                                                                4,026,575
            VIP Contrafund                                                                             13,223,940
            VIP Equity-Income                                                                          14,527,240
            VIP Growth                                                                                  8,267,132
            VIP Index 500                                                                              24,049,661

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (c) Previously known as Growth
    (d) Previously known as Income and Growth
    (e) Previously known as Leveraged AllCap
    (f) Previously known as MidCap Growth
    (g) Previously known as Small Capitalization
    (h) Previously known as Growth (Series -S)
    (i) Previously known as VIP Asset Manager
    (m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts (continued):
            VIP Money Market                                                                      $    42,718,438
            VIP Overseas                                                                                6,545,898

    Investments in the Fidelity Variable Insurance Products Fund
       (Service Class 2) Sub-Accounts:
            VIP Asset Manager Growth (Service Class 2) (b)                                              2,877,525
            VIP Contrafund (Service Class 2) (b)                                                        5,533,753
            VIP Equity-Income (Service Class 2)                                                        13,348,579
            VIP Growth (Service Class 2)                                                               12,401,383
            VIP Index 500 (Service Class 2) (b)                                                        12,044,309
            VIP Investment Grade Bond (Service Class 2)                                                19,711,652
            VIP Money Market (Service Class 2) (b)                                                     20,748,554
            VIP Overseas (Service Class 2)                                                              6,096,869

    Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
            VIT CORE Small Cap Equity                                                                   1,627,823
            VIT International Equity                                                                      766,038

    Investments in the J.P. Morgan Series Trust II Sub-Account:
            Small Company                                                                               1,100,038

    Investments in the Janus Aspen Series Sub-Accounts:
            Balanced                                                                                    7,373,274
            Capital Appreciation (a) (o)                                                                5,856,041
            Flexible Income                                                                             6,430,775
            Growth                                                                                      2,269,607
            Mid Cap Growth                                                                              4,547,987
            Worldwide Growth                                                                            1,818,745

    Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
            Balanced (Service Shares) (b)                                                               2,792,530
            Capital Appreciation (Service Shares) (b)                                                     873,858
            Foreign Stock (Service Shares) (j)                                                          6,632,113
            Mid Cap Value (Service Shares) (b)                                                          3,640,032
            Risk-Managed Core (Service Shares) (b)                                                      1,606,662
            Worldwide Growth (Service Shares)                                                             904,355

    Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
            Emerging Markets                                                                            2,186,814
            International Equity                                                                          326,958

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (j) Previously known as International Value (Service Shares)
    (o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in the LSA Variable Series Trust Sub-Accounts:
            LSA Aggressive Growth (k)                                                             $       852,022
            LSA Balanced (l)                                                                            5,157,154
            LSA Basic Value (m)                                                                         7,029,673
            LSA Blue Chip (n)                                                                           3,421,299
            LSA Capital Appreciation (o)                                                                1,024,790
            LSA Capital Growth (p)                                                                        464,584
            LSA Diversified Mid Cap (q)                                                                 3,931,224
            LSA Emerging Growth Equity (r)                                                              1,686,041
            LSA Equity Growth (s)                                                                         815,222
            LSA Mid Cap Value (t)                                                                       5,604,798
            LSA Value Equity (u)                                                                        4,399,383

    Investments in the MFS Variable Insurance Trust Sub-Accounts:
            MFS Emerging Growth                                                                         1,059,934
            MFS Investors Trust                                                                           691,270
            MFS New Discovery                                                                           5,697,232
            MFS Research                                                                                  922,456
            MFS Total Return                                                                            8,765,043

    Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
            MFS High Income (Service Class) (b)                                                         4,601,023
            MFS Investors Growth Stock (Service Class) (b)                                                714,878
            MFS Investors Trust (Service Class) (b)                                                       929,080
            MFS New Discovery (Service Class)                                                           4,025,812
            MFS Total Return (Service Class) (b)                                                        7,252,705
            MFS Utilities (Service Class)                                                               2,053,992
            MFS Value (Service Class) (b)                                                               1,681,612

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
    (l) On April 30, 2004, LSA Balanced merged into OpCap Balanced
    (m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
    (n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity
        Growth
    (o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
    (p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
    (q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
    (r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
    (s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
    (t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
    (u) On April 30, 2004, LSA Value Equity merged into Investors

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in the Oppenheimer Variable Account Funds
        (Service Class ("SC")) Sub-Accounts:
            Oppenheimer Global Securities (SC) (b)                                                $     5,762,794
            Oppenheimer Main Street Small Cap Growth (SC)                                              19,576,757

    Investments in the Panorama Series Fund, Inc. (Service Class ("SC")) Sub-Account:
            Oppenheimer International Growth (SC)                                                       1,364,002

    Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
            NJF Small Cap Value (b)                                                                     2,442,387
            OpCap Balanced (a) (l)                                                                     30,194,456
            OpCap Equity                                                                                1,811,310
            OpCap Small Cap                                                                            10,338,990
            PEA Renaissance (b)                                                                         4,045,774
            PEA Science and Technology                                                                 12,536,891

    Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
            Foreign Bond                                                                                9,839,329
            Money Market                                                                               29,715,775
            PIMCO Real Return                                                                          11,467,512
            PIMCO Total Return                                                                         37,863,777
            StocksPLUS Growth and Income Portfolio                                                      1,851,945

    Investments in the Putnam Variable Trust Sub-Accounts:
            VT High Yield                                                                               5,225,453
            VT International Growth and Income                                                          3,056,719

    Investments in the Rydex Variable Trust Sub-Accounts:
            Rydex OTC                                                                                   1,182,520
            Rydex Sector Rotation                                                                         621,205

    Investments in the Salomon Brothers Variable Series Funds Sub-Accounts:
            Investors (a) (u)                                                                          17,410,497
            Variable All Cap                                                                            2,832,190

    Investments in the Salomon Brothers Variable Series Funds (Class II) Sub-Accounts:
            All Cap (Class II) (b)                                                                        834,627
            High Yield (Class II) (b)                                                                   7,396,329
            Variable Investors (Class II) (b)                                                           1,057,672

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (l) On April 30, 2004, LSA Balanced merged into OpCap Balanced
    (u) On April 30, 2004, LSA Value Equity merged into Investors

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in the Scudder Insurance Trust (Class B) Sub-Accounts:
            EAFE Equity Index (Class B)                                                           $       374,408
            Equity 500 Index (Class B)                                                                  2,179,688
            Small Cap Index (Class B)                                                                     926,838

    Investments in the Scudder Variable Series I Sub-Accounts:
            Balanced                                                                                    2,263,791
            Bond                                                                                        6,898,854
            Global Discovery                                                                            3,473,780
            Growth and Income                                                                             683,319
            International                                                                                 967,698

    Investments in the STI Classic Variable Trust Sub-Accounts:
            STI Capital Appreciation                                                                      611,605
            STI International Equity                                                                        3,143
            STI Value Income Stock                                                                      4,447,065

    Investments in the Strong Variable Insurance Funds, Inc. Fund Sub-Account:
            Mid Cap Growth Fund II                                                                      3,388,457

    Investments in the Strong Opportunity Funds II, Inc. Sub-Account:
            Opportunity Fund II                                                                         5,253,195

    Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
            T. Rowe Price Equity Income                                                                14,945,916
            T. Rowe Price Mid-Cap Growth                                                                5,698,731
            T. Rowe Price New America Growth                                                            1,848,485

    Investments in the T. Rowe Price Equity Series, Inc. - II Sub-Accounts:
            T. Rowe Price Blue Chip Growth II (b)                                                       3,307,932
            T. Rowe Price Equity Income II (b)                                                         12,440,449

    Investments in the T. Rowe Price International Series, Inc. Sub-Account:
            T. Rowe Price International Stock                                                           3,075,066

    Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
            Van Kampen UIF Equity Growth (a) (n) (p) (s)                                               31,595,047
            Van Kampen UIF High Yield                                                                   4,241,406
            Van Kampen UIF Mid Cap Core                                                                36,239,128

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity
        Growth
    (p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
    (s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  ---------------
    Investments in The Universal Institutional Funds, Inc. Sub-Accounts (continued):
            Van Kampen UIF Mid Cap Growth (q) (t) (v)                                             $     1,605,173

    Investments in The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
            Van Kampen UIF Equity Growth  (Class II) (b)                                                1,073,403
            Van Kampen UIF U.S. Real Estate  (Class II)                                                12,446,934

    Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
            Van Eck Worldwide Absolute Return (b)                                                         921,684
            Van Eck Worldwide Emerging Markets (b)                                                        570,024
            Van Eck Worldwide Hard Assets (b)                                                           1,206,926

    Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
            LIT Aggressive Growth (Class II) (b) (k) (r)                                               13,956,087
            LIT Government (Class II) (b)                                                               4,071,014
            LIT Growth and Income (Class II)                                                           21,804,082
                                                                                                  ---------------
                                                                                                  $   863,224,190
                                                                                                  ===============

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
    (q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
    (r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
    (t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
    (v) Previously known as Van Kampen UIF Mid Cap Core

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS

    Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contract holders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

    In the table below, the units, the range of lowest to highest accumulation unit fair values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

    As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

    ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

       ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

      *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment      Expense Ratio**     Total Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the AIM Variable
       Insurance Funds Sub-Accounts:
          AIM V. I. Basic Value
            2004 (a) (m)                2,446  $ 10.76 - $ 10.82  $   26,418          0.00%    1.25% -     2.05%    7.62% -    8.21%
          AIM V. I. Dent Demographics
            2004                          150     9.24 -    9.47       1,410          0.00     1.35  -     2.05     6.03  -    6.79
            2003                          144     8.72 -    8.87       1,267          0.00     1.35  -     2.05   -12.83  -   35.61
            2002                          104     6.48 -    6.54         679          0.00     1.35  -     1.95   -33.53  -  -33.12
            2001 (y)                       11     9.75 -    9.77         103          0.00     1.35  -     1.95    -2.48  -   -2.26

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the AIM Variable
       Insurance Funds Series II
         Sub-Accounts:
          AIM V. I. Basic Value II
            2004 (b)                      591  $ 10.65 - $ 10.75  $    6,340           0.00%   1.35%  -    2.30%    6.51% -    7.45%
          AIM V. I. Capital
           Appreciation II
            2004 (b)                      116    10.21 -   10.30       1,188           0.00    1.35   -    2.30     2.13  -    3.03
          AIM V. I. Dent
           Demographics II
            2004 (b)                       31    10.21 -   10.30         319           0.00    1.35   -    2.30     2.10  -    3.00
          AIM V. I. Mid Cap
           Core Equity II
            2004 (b)                      493    10.89 -   10.99       5,403           0.04    1.35   -    2.30     8.92  -    9.89
          AIM V. I. Premier
           Equity II
            2004 (b)                       74    10.19 -   10.28         761           0.49    1.35   -    2.30     1.87  -    2.77

    Investments in The Alger
       American Fund
         Sub-Accounts:
          Alger Growth (c)
            2004                        2,389     6.40 -   10.62      22,746           0.00    1.25   -    1.80     3.62  -    4.19
            2003                        2,416     6.17 -   10.20      23,001           0.00    1.25   -    1.80    32.75  -   33.48
            2002                        2,015     4.65 -    7.64      15,293           0.04    1.25   -    1.80   -34.19  -  -33.83
            2001                        2,405     7.07 -   11.54      28,005           0.23    1.25   -    1.80   -13.40  -  -12.92
          Alger Income &
           Growth (d)
            2004                        2,214     7.14 -   12.40      24,441           0.55    1.25   -    1.80     5.92  -    6.51
            2003                        2,447     6.74 -   11.64      26,121           0.29    1.25   -    1.80    27.53  -   28.23
            2002                        2,331     5.28 -    9.08      20,204           0.67    1.25   -    1.80   -32.33  -  -31.96
            2001                        2,450     7.81 -   13.34      32,508           0.37    1.25   -    1.80   -15.86  -  -15.39
          Alger Leveraged AllCap (e)
            2004                        1,931     5.79 -   12.88      18,677           0.00    1.25   -    1.80     6.26  -    6.84
            2003                        1,850     5.45 -   12.06      18,049           0.00    1.25   -    1.80    32.32  -   33.05
            2002                        1,543     4.12 -    9.06      12,637           0.01    1.25   -    1.80   -35.09  -  -34.73
            2001                        1,583     6.34 -   13.88      21,195           0.00    1.25   -    1.80   -17.44  -  -16.98

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (c) Previously known as Growth
    (d) Previously known as Income and Growth
    (e) Previously known as Leveraged AllCap

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in The Alger
       American Fund
        Sub-Accounts (continued):
          Alger MidCap Growth (f)
            2004                        2,634  $  9.66 - $ 17.04  $   35,746           0.00%   1.25%  -    1.80%   11.03% -   11.64%
            2003                        2,484     8.70 -   15.26      31,408           0.00    1.25   -    1.80    45.16  -   45.96
            2002                        1,575     6.00 -   10.46      15,074           0.00    1.25   -    1.80   -30.80  -  -30.42
            2001                        1,618     8.66 -   15.03      23,790           0.00    1.25   -    1.80    -8.20  -   -7.69
          Alger Small
           Capitalization (g)
            2004                        1,788     5.79 -    9.45      14,871           0.00    1.25   -    1.80    14.49  -   15.12
            2003                        1,739     5.06 -    8.21      12,925           0.00    1.25   -    1.80    39.81  -   40.58
            2002                        1,232     3.62 -    5.84       6,750           0.00    1.25   -    1.80   -27.54  -  -27.14
            2001                        1,184     4.99 -    8.02       9,006           0.04    1.25   -    1.80   -30.78  -  -30.40

    Investments in The Alger
       American Fund (Series -S)
        Sub-Accounts:
          Alger Growth (Series-S) (h)
            2004                          807    10.00 -   12.83       9,296           0.00    1.35   -    2.45     0.00  -    3.82
            2003 (w)                      138    12.29 -   12.36       1,699           0.00    1.35   -    2.15    22.94  -   23.61
          Alger Leveraged AllCap
           (Series-S)
            2004 (b)                       87    10.13 -   10.22         889           0.00    1.35   -    2.30     1.30  -    2.19
          Alger MidCap Growth
           (Series-S)
            2004 (b)                      415    10.53 -   10.63       4,401           0.00    1.35   -    2.30     5.35  -    6.28

    Investments in the Federated
       Insurance Series
        Sub-Accounts:
          Federated Capital
           Income Fund II
            2004                          955     7.40 -    8.32       9,163           4.42    1.25   -    1.80     7.96  -    8.56
            2003                        1,008     6.86 -    7.67       9,113           5.98    1.25   -    1.80    18.52  -   19.17
            2002                        1,107     5.78 -    6.43       8,710           5.48    1.25   -    1.80   -25.31  -  -24.89
            2001                        1,363     7.74 -    8.57      14,446           3.47    1.25   -    1.80   -15.27  -  -14.80

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (f) Previously known as MidCap Growth
    (g) Previously known as Small Capitalization
    (h) Previously known as Growth (Series -S)
    (w) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Federated
       Insurance Series
       Sub-Accounts (continued):
          Federated Fund for U.S.
            Government
            Securities II
             2004                       3,350  $ 12.22 - $ 13.01  $   44,723           4.61%   1.25%  -    1.80%    1.76% -    2.32%
             2003                       4,333    12.01 -   12.71      57,279           4.42    1.25   -    1.80     0.54  -    1.09
             2002                       6,221    11.94 -   12.57      82,676           3.11    1.25   -    1.80     7.10  -    7.69
             2001                       4,587    11.15 -   11.67      57,925           3.23    1.25   -    1.80     5.11  -    5.69
          Federated High Income
             Bond Fund II
             2004                       2,572    11.80 -   11.87      32,896           7.10    1.25   -    1.80     8.49  -    9.09
             2003                       2,278    10.81 -   10.94      27,544           7.13    1.25   -    1.80    20.04  -   20.70
             2002                       1,595     8.96 -    9.11      17,044          11.73    1.25   -    1.80    -0.42  -    0.13
             2001                       1,971     8.95 -    9.15      20,918          13.16    1.25   -    1.80    -0.44  -    0.11

    Investments in the Fidelity
       Variable Insurance Products
       Fund Sub-Accounts:
          VIP Asset Manager
            Growth (i)
             2004                       1,455     9.72 -   11.65      19,256           2.71    1.25   -    1.80     3.59  -    4.16
             2003                       1,378     9.38 -   11.19      18,163           3.49    1.25   -    1.80    15.87  -   16.51
             2002                       1,365     8.09 -    9.60      16,044           4.06    1.25   -    1.80   -10.36  -   -9.86
             2001                       1,495     9.03 -   10.65      20,287           4.19    1.25   -    1.80    -5.81  -   -5.29
          VIP Contrafund
             2004                       5,563    10.30 -   14.55      82,371           0.32    1.25   -    1.80    13.42  -   14.04
             2003                       5,122     9.08 -   12.76      69,173           0.41    1.25   -    1.80    26.17  -   26.87
             2002                       4,103     7.19 -   10.06      47,439           0.84    1.25   -    1.80   -10.97  -  -10.48
             2001                       3,931     8.08 -   11.24      53,585           0.78    1.25   -    1.80   -13.82  -  -13.34
          VIP Equity-Income
             2004                       4,609    11.79 -   13.29      78,276           1.54    1.25   -    1.80     9.54  -   10.14
             2003                       4,757    10.76 -   12.07      76,824           1.66    1.25   -    1.80    28.01  -   28.71
             2002                       4,571     8.41 -    9.38      60,366           1.84    1.25   -    1.80   -18.43  -  -17.98
             2001                       5,014    10.30 -   11.43      84,335           1.72    1.25   -    1.80    -6.66  -   -6.14
          VIP Growth
             2004                       4,353     6.17 -   10.43      50,937           0.27    1.25   -    1.80     1.53  -    2.09
             2003                       4,209     6.08 -   10.22      53,360           0.26    1.25   -    1.80    30.48  -   31.20
             2002                       3,992     4.66 -    7.79      42,976           0.26    1.25   -    1.80   -31.35  -  -30.97
             2001                       4,540     6.79 -   11.28      76,095           0.08    1.25   -    1.80   -19.13  -  -18.68

    (i) Previously known as VIP Asset Manager

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Fidelity
        Variable Insurance Products
        Fund Sub-Accounts
        (continued):
          VIP Index 500
            2004                        7,332   $ 8.17 - $ 11.18  $   76,112           1.28%   1.25%  -    1.80%    8.64% -    9.24%
            2003                        7,054     7.52 -   10.24      68,654           1.32    1.25   -    1.80    26.12  -   26.81
            2002                        6,156     5.96 -    8.07      49,088           1.38    1.25   -    1.80   -23.64  -  -23.22
            2001                        6,554     7.80 -   10.51      68,656           1.12    1.25   -    1.80   -13.68  -  -13.20
          VIP Money Market
            2004                        4,252    10.31 -   11.40      48,867           1.22    1.25   -    1.80    -0.60  -   -0.05
            2003                        5,698    10.37 -   11.41      66,354           1.02    1.25   -    1.80    -0.80  -   -0.26
            2002                        8,988    10.46 -   11.44     106,870           1.79    1.25   -    1.80    -0.12  -    0.43
            2001                        8,980    10.47 -   11.39     106,999           4.02    1.25   -    1.80     2.32  -    2.89
          VIP Overseas
            2004                        1,686     8.04 -   11.50      19,549           1.06    1.25   -    1.80    11.61  -   12.22
            2003                        1,355     7.21 -   10.25      14,775           0.69    1.25   -    1.80    40.81  -   41.59
            2002                        1,098     5.12 -    7.24       9,230           0.75    1.25   -    1.80   -21.70  -  -21.27
            2001                        1,271     6.54 -    9.20      14,006           5.80    1.25   -    1.80   -22.58  -  -22.15

    Investments in the Fidelity
       Variable Insurance Products
        Fund (Service Class 2)
         Sub-Accounts:
          VIP Asset Manager
           Growth (Service Class 2)
            2004 (b)                      270    10.11 -   10.22       2,756           0.00    1.35   -    2.45     1.13  -    2.17
          VIP Contrafund
           (Service Class 2)
            2004 (b)                      510    11.29 -   11.39       5,790           0.00    1.35   -    2.30    12.90  -   13.89
          VIP Equity-Income
           (Service Class 2)
            2004                        1,791    10.73 -   11.08      19,558           0.82    1.35   -    2.45     7.30  -    9.73
            2003                          679     9.91 -   10.10       6,825           1.26    1.35   -    2.15    27.24  -   28.27
            2002                          416     7.79 -    7.87       3,264           0.27    1.35   -    2.15   -22.14  -  -18.27
            2001 (y)                       16     9.61 -    9.63         153           0.00    1.35   -    1.95    -3.88  -   -3.66
          VIP Growth
           (Service Class 2)
            2004                        1,309     9.72 -   12.68      15,221           0.07    1.35   -    2.30    -2.77  -    1.73
            2003 (w)                      304    12.39 -   12.46       3,785           0.00    1.35   -    2.15    23.94  -   24.61

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (w) For the period beginning May 1, 2003 and ended December 31, 2003
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Fidelity
       Variable Insurance Products
        Fund (Service Class 2)
         Sub-Accounts (continued):
          VIP Index 500
           (Service Class 2)
            2004 (b)                    1,158  $ 10.57 - $ 10.67  $   12,331           0.00%   1.35%  -    2.30%    5.75% -    6.68%
          VIP Investment Grade Bond
           (Service Class 2)
            2004                        2,930    10.13 -   11.73      32,485           3.09    1.35   -    2.30     1.26  -    2.78
            2003                        1,647    11.19 -   11.41      18,454           2.66    1.35   -    2.15     2.69  -    3.53
            2002                          698    10.90 -   11.02       7,601           0.59    1.35   -    2.15     8.61  -    8.98
            2001 (y)                       35    10.12 -   10.15         356           0.00    1.35   -    1.95     1.24  -    1.47
          VIP Money Market
           (Service Class 2)
            2004 (b)                    1,523     9.86 -    9.97      15,140           0.77    1.35   -    2.45    -1.36  -   -0.35
          VIP Overseas
           (Service Class 2)
            2004                          677    10.82 -   11.58       7,703           0.48    1.35   -    2.45     8.20  -   11.78
            2003                          172    10.21 -   10.36       1,812           0.15    1.35   -    1.95    40.25  -   41.11
            2002                           30     7.28 -    7.34         222           0.07    1.35   -    1.95   -27.22  -  -21.53
            2001 (y)                      < 1     9.34 -    9.35           3           0.00    1.35   -    1.60    -6.56  -   -6.47

    Investments in the Goldman
       Sachs Variable Insurance
       Trust Sub-Accounts:
          VIT CORE Small Cap
           Equity
            2004                          335    17.28 -   17.46       5,828           0.20    1.40   -    1.60    14.48  -   14.71
            2003                          308    15.10 -   15.22       4,670           0.29    1.40   -    1.60    43.69  -   43.98
            2002                          187    10.51 -   10.57       1,969           0.30    1.40   -    1.60   -16.32  -  -16.15
            2001                          150    12.55 -   12.61       1,890           0.31    1.40   -    1.60     2.86  -    3.07
          VIT International Equity
            2004                          435     9.61 -    9.71       4,204           1.13    1.40   -    1.60    11.68  -   11.91
            2003                          423     8.61 -    8.68       3,661           4.07    1.40   -    1.60    33.34  -   33.61
            2002                          370     6.45 -    6.49       2,395           1.13    1.40   -    1.60   -19.63  -  -19.47
            2001                          343     8.03 -    8.07       2,763           1.51    1.40   -    1.60   -23.50  -  -23.35

    (b) For period beginning February 2, 2004 and ended December 31, 2005
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the IAI
       Retirement Funds, Inc.
         Sub-Accounts:
          Balanced Portfolio
            2001 (z)                        -      N/A -     N/A  $        -           4.67%   1.40%  -    1.40%     N/A% -     N/A%
          Regional Portfolio
            2001 (z)                        -      N/A -     N/A           -           1.46    1.40   -    1.40      N/A  -     N/A
          Reserve Portfolio
            2001 (z)                        -      N/A -     N/A           -           0.09    1.40   -    1.40      N/A  -     N/A

    Investments in the J.P. Morgan
       Series Trust II Sub-Account:
          Small Company
            2004                          412    14.28 -   14.43       5,923           0.00    1.40   -    1.60    25.15  -   25.40
            2003                          350    11.41 -   11.51       4,022           0.00    1.40   -    1.60    33.82  -   34.09
            2002                          313     8.53 -    8.58       2,678           0.19    1.40   -    1.60   -22.90  -  -22.74
            2001                          207    11.06 -   11.11       2,292           0.04    1.40   -    1.60    -9.50  -   -9.32

    Investments in the Janus
       Aspen Series
       Sub-Accounts:
          Balanced
            2004                        4,454     9.88 -   14.82      71,733           2.18    1.25   -    1.80     6.59  -    7.18
            2003                        4,922     9.27 -   13.83      75,826           2.19    1.25   -    1.80    12.02  -   12.63
            2002                        5,211     8.27 -   12.28      75,388           2.43    1.25   -    1.80    -8.11  -   -7.61
            2001                        5,447     9.00 -   13.29      88,983           2.70    1.25   -    1.80    -6.38  -   -5.86
          Capital Appreciation
            2004 (a) (o)                  506    11.34 -   11.39       5,759           0.47    1.35   -    2.05    13.39  -   13.93
          Flexible Income
            2004                        1,891    12.74 -   13.52      27,294           5.63    1.25   -    1.80     2.11  -    2.68
            2003                        2,081    12.48 -   13.17      29,735           5.03    1.25   -    1.80     4.50  -    5.07
            2002                        2,108    11.94 -   12.53      30,198           4.63    1.25   -    1.80     8.51  -    9.10
            2001                        1,580    11.01 -   11.49      21,444           5.71    1.25   -    1.80     5.80  -    6.39
          Growth
            2004                        3,471     5.90 -   10.31      42,700           0.13    1.25   -    1.80     2.65  -    3.22
            2003                        4,186     5.75 -    9.98      52,040           0.09    1.25   -    1.80    29.38  -   30.10
            2002                        4,763     4.44 -    7.67      47,543           0.00    1.25   -    1.80   -27.82  -  -27.42
            2001                        6,103     6.15 -   10.57      87,101           0.07    1.25   -    1.80   -26.09  -  -25.68

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
    (z) For the period beginning January 1, 2001 and ended March 15, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Janus
       Aspen Series
       Sub-Accounts (continued):
          Mid Cap Growth
            2004                        2,547  $  4.41 - $ 12.45  $   33,097           0.00%   1.25%  -    1.80%   18.59% -   19.25%
            2003                        2,551     3.71 -   10.44      29,458           0.00    1.25   -    1.80    32.69  -   33.43
            2002                        2,706     2.80 -    7.83      25,069           0.00    1.25   -    1.80   -29.22  -  -28.83
            2001                        3,417     3.96 -   11.00      47,214           0.00    1.25   -    1.80   -40.54  -  -40.21
          Worldwide Growth
            2004                        3,764     5.72 -   10.32      48,443           0.94    1.25   -    1.80     2.91  -    3.48
            2003                        4,528     5.56 -    9.97      58,867           1.05    1.25   -    1.80    21.78  -   22.45
            2002                        5,370     4.56 -    8.14      60,043           0.84    1.25   -    1.80   -26.83  -  -26.43
            2001                        6,817     6.24 -   11.07     107,028           0.44    1.25   -    1.80   -23.83  -  -23.41

    Investments in the Janus
       Aspen Series (Service
       Shares) Sub-Accounts:
          Balanced
           (Service Shares)
            2004 (b)                      266    10.53 -   10.62       2,824           3.14    1.35   -    2.30     5.32  -    6.25
          Capital Appreciation
           (Service Shares)
            2004 (b)                       80    11.39 -   11.49         920           0.05    1.35   -    2.30    13.90  -   14.91
          Foreign Stock
           (Service Shares) (j)
            2004                          775    11.22 -   11.94       9,329           0.32    1.25   -    2.30    12.18  -   16.75
            2003                          365    10.23 -   11.82       3,877           0.56    1.25   -    2.05    30.66  -   31.73
            2002                          309     7.76 -    9.05       2,448           0.66    1.25   -    2.05   -22.38  -   -9.54
            2001 (y)                        1    10.68 -   10.69           8           0.11    1.35   -    1.60     6.79  -    6.89
          Mid Cap Value
           (Service Shares)
            2004 (b)                      339    11.20 -   11.30       3,825           0.90    1.35   -    2.30    12.04  -   13.03
          Risk-Managed Core
           (Service Shares)
            2004 (b)                      140    11.24 -   11.34       1,582           0.52    1.35   -    2.30    12.39  -   13.39

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (j) Previously known as International Value (Service Shares)
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Janus Aspen
       Series (Service Shares)
       Sub-Accounts (continued):
          Worldwide Growth
           (Service Shares)
             2004                         305  $  8.67 - $  8.88  $    2,827           0.94%   1.35%  -    2.05%    2.38% -    3.12%
             2003                         296     8.47 -    8.61       2,626           0.81    1.35   -    2.05    21.15  -   22.01
             2002                         220     6.99 -    7.06       1,572           0.86    1.35   -    2.05   -30.09  -  -26.71
             2001 (y)                      35     9.62 -    9.63         334           0.12    1.35   -    1.80    -3.83  -   -3.66

    Investments in the Lazard
       Retirement Series, Inc.
       Sub-Accounts:
          Emering Markets
             2004                         347    18.29 -   18.74       5,879           0.64    1.35   -    2.05    27.91  -   28.83
             2003                         234    14.30 -   14.54       3,075           0.04    1.35   -    2.05    49.81  -   50.88
             2002                         143     9.55 -    9.64       1,237           0.74    1.35   -    2.05    -4.55  -   -3.61
             2001                          85     8.81 -    9.91         744           0.53    1.40   -    1.75    -6.40  -   -0.95
          International Equity
             2004                         234     9.40 -    9.49       2,213           0.52    1.40   -    1.60    13.16  -   13.38
             2003                         231     8.30 -    8.37       1,931           0.28    1.40   -    1.60    26.49  -   26.74
             2002                         236     6.57 -    6.61       1,557           0.09    1.40   -    1.60   -12.13  -  -11.95
             2001                         190     7.47 -    7.50       1,424           0.00    1.40   -    1.60   -25.28  -  -25.13

    Investments in the LSA
       Variable Series Trust
       Sub-Accounts:
          LSA Aggressive Growth
             2004 (k)                       -       NA -      NA           -           0.00    1.35   -    2.05       NA  -      NA
             2003                         246     8.54 -    8.69       2,279           0.00    1.35   -    2.05    35.85  -   36.82
             2002                          75     6.29 -    6.35         491           0.00    1.35   -    2.05   -37.14  -  -32.52
             2001 (y)                      20     9.40 -    9.41         188           0.00    1.35   -    1.60    -6.02  -   -5.93
          LSA Balanced
             2004 (l)                       -       NA -      NA           -           0.28    1.25   -    2.15       NA  -      NA
             2003                       1,931     9.71 -   11.07      21,256           1.50    1.25   -    2.15    26.45  -   27.62
             2002                       1,062     7.68 -    8.68       9,209           1.09    1.25   -    2.15   -23.19  -  -13.22
             2001                         438     9.62 -    9.64       4,882           2.52    1.35   -    1.95    -3.85  -   -3.62

    (k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
    (l) On April 30, 2004, LSA Balanced merged into OpCap Balanced
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the LSA
       Variable Series Trust
       Sub-Accounts (continued):
          LSA Basic Value
            2004 (m)                        -  $    NA - $    NA  $        -           0.00%   1.25%  -    2.05%      NA% -      NA%
            2003                        1,789     9.60 -   10.07      17,755           0.00    1.25   -    2.05    30.69  -   31.77
            2002                          707     7.34 -    7.65       5,296           0.00    1.25   -    2.05   -23.55  -  -23.31
            2001 (y)                       44     9.58 -    9.60         421           0.02    1.35   -    2.05    -4.24  -   -3.99
          LSA Blue Chip
            2004 (n)                        -       NA -      NA           -           0.00    1.35   -    2.15       NA  -      NA
            2003                        1,055     8.61 -    8.78       9,686           0.03    1.35   -    2.15   -13.92  -   23.55
            2002                          373     7.04 -    7.10       2,687           0.00    1.35   -    1.95   -27.64  -  -27.19
            2001 (y)                       21     9.73 -    9.76         205           0.00    1.35   -    1.95    -2.66  -   -2.44
          LSA Capital Appreciation
            2004 (o)                        -       NA -      NA           -           0.00    1.35   -    2.05       NA  -      NA
            2003                          423     8.92 -    9.08       4,000           0.00    1.35   -    2.05    27.67  -   28.58
            2002                          153     6.99 -    7.06       1,095           0.00    1.35   -    2.05   -30.10  -  -29.62
            2001 (y)                        9    10.01 -   10.03          89           0.00    1.35   -    1.80     0.13  -    0.31
          LSA Capital Growth
            2004 (p)                        -       NA -      NA           -           0.00    1.35   -    2.05       NA  -      NA
            2003                          799     8.66 -    8.81       6,820           0.23    1.35   -    2.05   -13.42  -   21.87
            2002                          657     7.16 -    7.23       4,599           0.04    1.35   -    1.95   -28.35  -  -25.39
            2001                          419     9.67 -    9.68       3,909           0.00    1.35   -    1.80    -3.32  -   -3.15
          LSA Disciplined Equity
            2003 (x)                        -     7.29 -    7.38           -           0.46    1.35   -    2.05     4.04  -    4.28
            2002                          653     7.00 -    7.07       4,357           0.58    1.35   -    2.05   -26.79  -  -26.27
            2001                          325     9.57 -    9.59       2,851           0.28    1.35   -    2.05    -4.33  -   -4.07
          LSA Diversified Mid Cap
            2004 (q)                        -       NA -      NA           -           0.02    1.25   -    2.15       NA  -      NA
            2003                          858    10.22 -   10.23       8,814           0.10    1.25   -    2.15     2.32  -   31.15
            2002                          354     7.79 -    7.88       2,797           0.17    1.25   -    2.05   -22.09  -  -21.15
            2001 (y)                       24     9.97 -   10.00         237           0.13    1.35   -    1.95    -0.27  -   -0.05
          LSA Emerging Growth
           Equity
            2004 (r)                        -       NA -      NA           -           0.00    1.25   -    2.05       NA  -      NA
            2003                        1,119     8.22 -    9.97      10,369           0.00    1.25   -    2.05   -17.79  -   45.11
            2002                          323     5.72 -    6.87       1,848           0.00    1.25   -    1.95   -42.80  -  -31.32
            2001                          246     9.71 -   10.06       2,394           0.03    1.35   -    1.60   -19.15  -    0.63

    (m) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
    (n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity
        Growth
    (o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
    (p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
    (q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
    (r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
    (x) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the LSA
       Variable Series Trust
       Sub-Accounts (continued):
          LSA Equity Growth
            2004 (s)                        -  $    NA - $    NA  $        -           0.00%   1.35%  -    2.05%      NA% -      NA%
            2003 (x)                    1,277     8.26 -    8.41      10,035           0.00    1.35   -    2.05   -17.36  -   21.81
            2002                          394     6.84 -    6.90       2,512           0.00    1.35   -    1.95   -31.57  -  -30.76
            2001                          336     9.95 -    9.97       3,042           0.07    1.35   -    1.80    -0.50  -   -0.33
          LSA Mid Cap Value
            2004 (t)                        -       NA -      NA           -           0.08    1.25   -    2.05       NA  -      NA
            2003                        1,161    11.66 -   13.19      14,067           0.11    1.25   -    2.05    36.92  -   38.04
            2002                          605     8.45 -    9.64       5,354           0.40    1.25   -    2.05   -15.54  -   -3.64
            2001 (y)                       12    10.64 -   10.66         124           0.69    1.35   -    1.80     6.45  -    6.63
          LSA Value Equity
            2004 (u)                        -       NA -      NA           -           0.49    1.25   -    2.15       NA  -      NA
            2003                        1,139     9.33 -   10.20      12,431           1.71    1.25   -    2.15    -6.74  -   28.82
            2002                          746     7.32 -    7.92       6,520           0.00    1.25   -    2.05   -23.77  -  -20.80
            2001                          373     9.60 -    9.62       4,369           0.65    1.35   -    2.05    -4.02  -   -3.77

    Investments in the MFS
       Variable Insurance Trust
       Sub-Accounts:
          MFS Emerging Growth
            2004                          903     4.92 -   10.03       7,161           0.00    1.25   -    1.80    10.94  -   11.56
            2003                          902     4.43 -    9.00       6,686           0.00    1.25   -    1.80    27.91  -   28.61
            2002                          742     3.46 -    6.99       4,611           0.00    1.25   -    1.80   -34.94  -  -34.58
            2001                          852     5.33 -   10.69       8,401           0.00    1.25   -    1.80   -34.68  -  -34.32
          MFS Investors Trust
            2004                          712     8.28 -   10.00       6,741           0.62    1.25   -    1.80     9.37  -    9.97
            2003                          756     7.57 -    9.09       6,566           0.61    1.25   -    1.80    19.97  -   20.63
            2002                          669     6.31 -    7.54       4,924           0.56    1.25   -    1.80   -22.38  -  -21.95
            2001                          672     8.13 -    9.66       6,416           0.47    1.25   -    1.80   -17.46  -  -17.00
          MFS New Discovery
            2004                        1,275     7.71 -   16.56      13,851           0.00    1.25   -    1.80     4.62  -    5.20
            2003                        1,127     7.37 -   15.74      12,453           0.00    1.25   -    1.80    31.33  -   32.06
            2002                          700     5.61 -   11.92       6,737           0.00    1.25   -    1.80   -32.85  -  -32.48
            2001                          573     8.36 -   17.65       8,863           0.00    1.25   -    1.80    -6.73  -   -6.22

    (s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
    (t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF
        U.S. Mid Cap Value
    (u) On April 30, 2004, LSA Value Equity merged into Investors
    (x) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the MFS
       Variable Insurance Trust
       Sub-Accounts (continued):
         MFS Research
            2004                          481  $  7.09 - $ 10.41  $    4,716           1.04%   1.25%  -    1.80%   13.78% -   14.41%
            2003                          497     6.23 -    9.10       4,296           0.64    1.25   -    1.80    22.48  -   23.16
            2002                          504     5.08 -    7.39       3,590           0.27    1.25   -    1.80   -25.89  -  -25.48
            2001                          536     6.86 -    9.92       5,177           0.01    1.25   -    1.80   -22.67  -  -22.24
         MFS Total Return
            2004                        2,556    12.83 -   14.49      35,647           1.64    1.25   -    1.80     9.34  -    9.94
            2003                        2,207    11.74 -   13.18      28,160           1.45    1.25   -    1.80    14.25  -   14.88
            2002                        1,475    10.27 -   11.47      16,502           1.88    1.25   -    1.80    -6.86  -   -6.35
            2001                        1,004    11.03 -   12.25      12,169           1.99    1.25   -    1.80    -1.55  -   -1.01

    Investments in the MFS
       Variable Insurance Trust
       (Service Class)
       Sub-Accounts:
         MFS High Income
          (Service Class)
            2004 (b)                      431    10.56 -   10.65       4,584           0.73    1.35   -    2.30     5.58  -    6.52
         MFS Investor Growth
          Stock (Service Class)
            2004 (b)                       68    10.38 -   10.47         715           0.00    1.35   -    2.30     3.79  -    4.71
         MFS Investors Trust
          (Service Class)
            2004 (b)                       88    10.72 -   10.81         953           0.04    1.35   -    2.25     7.20  -    8.10
         MFS New Discovery
          (Service Class)
            2004                          754     9.60 -    9.86       7,434           0.00    1.35   -    2.30    -1.43  -    4.78
            2003                          439     8.99 -    9.17       4,138           0.00    1.35   -    2.15   -10.10  -   31.63
            2002                          226     6.90 -    6.96       1,593           0.00    1.35   -    2.05   -32.72  -  -31.05
            2001 (y)                       19    10.33 -   10.35         197           0.00    1.35   -    1.80     3.33  -    3.50
         MFS Total Return
          (Service Class)
            2004 (b)                      667    10.67 -   10.78       7,176           0.09    1.35   -    2.45     6.74  -    7.83

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the MFS
       Variable Insurance Trust
         (Service Class)
         Sub-Accounts (continued):
          MFS Utilities
           (Service Class)
            2004                          360  $ 11.36 - $ 11.67  $    4,785           1.23%   1.35%  -    2.15%   27.06% -   28.09%
            2003                          238     8.94 -    9.11       2,389           1.69    1.35   -    2.15   -10.63  -   33.74
            2002                          108     6.75 -    6.81         766           0.92    1.35   -    2.05   -32.53  -  -23.94
            2001 (y)                       48     8.94 -    8.96         428           0.00    1.35   -    1.95   -10.63  -  -10.42
          MFS Value
           (Service Class)
            2004 (b)                      154    11.08 -   11.17       1,715           0.04    1.35   -    2.30    10.77  -   11.75

    Investments in the Oppenheimer
       Variable Account Funds
       (Service Class ("SC"))
       Sub-Accounts:
          Oppenheimer Global
           Securities (SC)
            2004 (b)                      525    11.29 -   11.39       5,968           0.00    1.35   -    2.30    12.91  -   13.90
          Oppenheimer Main
           Street Small Cap
           Growth (SC)
            2004                        2,781    11.22 -   13.16      35,809           0.00    1.25   -    2.30    12.24  -   17.70
            2003                        1,509    11.18 -   11.96      17,137           0.00    1.25   -    2.05    41.29  -   42.45
            2002                          544     7.85 -    8.46       4,398           0.00    1.25   -    2.05   -21.53  -  -15.38
            2001 (y)                        9    10.28 -   10.30          94           0.00    1.25   -    1.95     2.80  -    3.03

    Investments in the Panorama
       Series Fund, Inc. (Service
       Class ("SC")) Sub-Account:
          Oppenheimer
           International Growth
              2004                        216    10.95 -   11.25       2,457           1.29    1.35   -    2.15    14.63  -   15.57
              2003                        164     9.55 -    9.74       1,613           0.70    1.35   -    2.15    -4.51  -   43.57
              2002                         73     6.71 -    6.78         500           0.27    1.35   -    2.05   -32.85  -  -25.53
              2001 (y)                      2     9.09 -    9.11          21           0.00    1.35   -    1.80    -9.10  -   -8.94

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (y) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the PIMCO
       Advisors Variable Insurance
         Trust Sub-Accounts:
          NJF Small Cap Value
            2004 (b)                      214  $ 11.79 - $ 11.89  $    2,543           1.84%   1.35%  -    2.30%   17.88% -   18.92%
          OpCap Balanced
            2004 (a) (l)                2,654    10.74 -   10.81      28,646           0.00    1.25   -    2.30     7.35  -    8.12
          OpCap Equity
            2004                          581    11.33 -   11.45       6,631           0.86    1.40   -    1.60    10.15  -   10.37
            2003                          454    10.28 -   10.37       4,694           1.03    1.40   -    1.60    26.53  -   26.79
            2002                          311     8.13 -    8.18       2,538           0.70    1.40   -    1.60   -22.66  -  -22.51
            2001                          208    10.51 -   10.56       2,193           0.49    1.40   -    1.60    -8.50  -   -8.32
          OpCap Small Cap
            2004                        1,677    11.81 -   12.47      23,929           0.04    1.25   -    2.05    15.47  -   16.42
            2003                        1,326    10.14 -   10.80      16,306           0.03    1.25   -    2.05    39.73  -   40.88
            2002                          522     7.20 -    7.73       4,951           0.04    1.25   -    2.05   -28.00  -  -22.74
            2001                          123    10.08 -   10.09       1,961           0.54    1.35   -    1.80     0.76  -    0.93
          PEA Renaissance
            2004 (b)                      374    11.13 -   11.23       4,189           0.00    1.35   -    2.30    11.30  -   12.29
          PEA Science and
           Technology
            2004                        2,306     8.75 -   10.77      11,123           0.00    1.25   -    2.30   -12.45  -   -6.28
            2003                        2,464     7.54 -   11.49      14,360           0.00    1.25   -    2.15   -24.64  -   61.31
            2002                          296     4.73 -    7.13         793           0.00    1.25   -    1.95   -52.72  -  -28.74
            2001 (aa)                      77     9.57 -    9.59         297           0.00    1.35   -    1.80    -4.30  -   -4.14

    Investments in the PIMCO
       Variable Insurance Trust
       Sub-Accounts:
          Foreign Bond
            2004                        1,669    10.29 -   11.12      18,967           1.95    1.25   -    2.30     2.91  -    4.25
            2003                        1,300    10.67 -   10.72      14,430           2.87    1.25   -    2.05     0.16  -    0.99
            2002                          368    10.56 -   10.70       4,133           2.88    1.25   -    2.05     5.65  -    7.01
            2001                           56    10.11 -   10.12         650           4.02    1.35   -    1.80     1.07  -    1.24
          Money Market
            2004                        3,041     9.87 -    9.94      31,127           0.94    1.35   -    2.30    -1.28  -   -0.48
            2003                        2,561     9.79 -    9.98      26,639           0.77    1.35   -    2.15    -2.08  -   -0.64
            2002                        2,446     9.95 -   10.05      25,842           1.50    1.35   -    2.05    -0.67  -    0.04
            2001                        1,196    10.02 -   10.04      12,856           2.58    1.35   -    2.05     0.17  -    0.44

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (l) On April 30, 2004, LSA Balanced merged into OpCap Balanced
    (aa) For the period beginning May 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the PIMCO
       Variable Insurance Trust
       Sub-Accounts (continued):
          PIMCO Real Return
            2004                        1,139  $ 10.50 - $ 11.26  $   12,188           0.87%   1.35%  -    2.30%    5.03% -    7.44%
            2003 (w)                      121    10.42 -   10.48       1,262           0.36    1.35   -    2.15     4.25  -    4.82
          PIMCO Total Return
            2004                        8,227    10.18 -   11.34      97,339           1.90    1.25   -    2.45     1.78  -    3.58
            2003                        6,667    10.95 -   11.10      77,950           2.94    1.25   -    2.15     2.78  -    3.73
            2002                        3,913    10.56 -   10.80      44,468           3.18    1.25   -    2.15     5.57  -    7.97
            2001                          553    10.12 -   10.15       6,425           4.14    1.35   -    1.95     1.23  -    1.46
          StocksPLUS Growth
           and Income
            2004                          818     9.93 -   10.03       8,166           1.77    1.40   -    1.60     9.05  -    9.27
            2003                          763     9.10 -    9.18       6,981           2.16    1.40   -    1.60    28.31  -   28.57
            2002                          498     7.09 -    7.14       3,544           3.05    1.40   -    1.60   -21.48  -  -21.32
            2001                          284     9.03 -    9.07       2,569           4.00    1.40   -    1.60   -12.85  -  -12.68

    Investment in the Putnam
       Variable Trust Sub-Accounts:
          VT High Yield
            2004                          788    12.87 -   13.18      10,274           7.86    1.35   -    2.05     8.28  -    9.05
            2003                          542    11.89 -   12.09       6,502           6.23    1.35   -    2.05    23.95  -   24.83
            2002                          171     9.59 -    9.68       1,649           4.50    1.35   -    2.05    -4.11  -   -2.07
            2001                           13     9.87 -    9.89         127           0.00    1.35   -    1.95    -1.35  -   -1.12
          VT International Growth
           and Income
            2004                          464    12.73 -   13.33       6,120           1.11    1.25   -    2.05    18.50  -   19.48
            2003                          359    10.74 -   11.16       3,957           1.09    1.25   -    2.05    35.02  -   36.14
            2002                          169     7.96 -    8.20       1,374           0.04    1.25   -    2.05   -20.44  -  -18.02
            2001                            3     9.44 -    9.44          27           0.00    1.35   -    1.60    -5.65  -   -5.56

    (w) For the period beginning May 1, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investment in the Rydex
       Variable Trust Sub-Accounts:
          Rydex OTC
            2004                          524  $  8.90 - $  9.15  $    3,473           0.00%   1.35%  -    2.15%    7.00% -    7.87%
            2003                          529     8.32 -    8.48       3,121           0.00    1.35   -    2.15   -16.79  -   43.46
            2002                          236     5.86 -    5.91       1,008           0.00    1.35   -    1.95   -40.05  -  -39.68
            2001 (aa)                      29     9.78 -    9.80         200           0.00    1.35   -    1.95    -2.19  -   -1.97
          Rydex Sector Rotation
            2004                           61    10.51 -   10.60         682           0.00    1.35   -    2.30     5.06  -    5.99
            2003 (w)                        8    12.41 -   12.47          99           0.00    1.35   -    2.05    24.12  -   24.71

    Investments in the Salomon
       Brothers Variable Series
       Funds Inc. Sub-Accounts:
          Investors
            2004                        1,376    10.89 -   10.95      15,049           2.81    1.25   -    2.15     8.87  -    9.54
          Variable All Cap
            2004                          930    10.21 -   10.49      12,327           0.56    1.35   -    2.15     5.98  -    6.85
            2003                          861     9.63 -    9.82      10,749           0.27    1.35   -    2.15    -3.69  -   37.16
            2002                          673     7.09 -    7.16       6,170           0.54    1.35   -    2.05   -29.11  -  -26.07
            2001                          387     9.67 -    9.68       5,207           0.89    1.35   -    1.80    -3.33  -   -3.16

    Investments in the Salomon
       Brothers Variable Series
        Funds Inc. (Class II)
         Sub-Accounts:
          All Cap (Class II)
            2004 (b)                       82    10.23 -   10.32         845           0.34    1.35   -   2.30%     2.34  -    3.24
          High Yield (Class II)
            2004 (b)                      656    10.78 -   10.87       7,115         1 1.18    1.35   -    2.30     7.76  -    8.71
          Variable Investors
             (ClassII)
            2004 (b)                      106    10.33 -   10.42       1,107           1.72    1.35        2.30     3.30  -    4.21

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (w) For the period beginning May 1, 2003 and ended December 31, 2003
    (aa) For the period beginning May 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Scudder
       Variable Insurance Trust
       (Class B) Sub-Accounts:
          EAFE Equity Index
           (Class B)
            2004                           22  $ 15.25 - $ 15.43  $      342           2.98%   1.35%  -    2.05%   17.18% -   52.51%
            2003 (w)                        3    13.13 -   13.17          38           0.00    1.35   -    1.80    31.30  -   31.70
          Equity 500 Index
           (Class B)
            2004                          272    13.03 -   13.19       3,580           0.98    1.35   -    2.05     8.06  -    8.83
            2003 (w)                      110    12.06 -   12.12       1,333           0.00    1.35   -    2.05    20.61  -   21.19
          Small Cap Index
           (Class B)
            2004                           79    15.88 -   16.07       1,264           0.22    1.35   -    2.05    15.89  -   58.81
            2003 (w)                       54    13.81 -   13.87         753           0.00    1.35   -    1.95    38.11  -   38.67

    Investments in the Scudder
       Variable Series I
       Sub-Accounts:
          Balanced
            2004                        1,454     8.99 -   11.59      19,407           1.77    1.25   -    1.80     4.58  -    5.16
            2003                        1,499     8.60 -   11.02      19,804           2.33    1.25   -    1.80    15.83  -   16.47
            2002                        1,493     7.42 -    9.47      17,979           2.87    1.25   -    1.80   -16.59  -  -16.13
            2001                        1,762     8.90 -   11.29      25,601           2.51    1.25   -    1.80    -7.75  -   -7.23
          Bond
            2004                        1,509    12.45 -   13.05      20,076           4.13    1.25   -    1.80     3.50  -    4.07
            2003                        1,611    12.03 -   12.54      20,921           4.34    1.25   -    1.80     3.19  -    3.76
            2002                        1,612    11.65 -   12.08      20,534           5.64    1.25   -    1.80     5.74  -    6.32
            2001                        1,559    11.02 -   11.36      18,845           3.09    1.25   -    1.80     3.85  -    4.42
          Global Discovery
            2004                          736     9.43 -   17.44      10,063           0.24    1.25   -    1.80    21.15  -   21.81
            2003                          641     7.78 -   14.32       7,673           0.06    1.25   -    1.80    46.43  -   47.24
            2002                          369     5.31 -    9.72       3,268           0.00    1.25   -    1.80   -21.32  -  -20.88
            2001                          298     6.75 -   12.29       3,484           0.00    1.25   -    1.80   -25.95  -  -25.54
          Growth and Income
            2004                          426     8.49 -    9.65       3,943           0.81    1.25   -    1.80     8.20  -    8.79
            2003                          449     7.85 -    8.87       3,859           0.93    1.25   -    1.80    24.48  -   25.17
            2002                          388     6.31 -    7.09       2,704           1.03    1.25   -    1.80   -24.50  -  -24.08
            2001                          368     8.35 -    9.34       3,398           1.13    1.25   -    1.80   -12.89  -  -12.41

    (w) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Scudder
       Variable Series I Sub-Accounts
       (continued):
          International
            2004                          480  $  6.81 - $  9.79  $    4,039           1.27%   1.25%  -    1.80%   14.45% -   15.08%
            2003                          459     5.95 -    8.51       3,444           1.01    1.25   -    1.80    25.47  -   26.17
            2002                          296     4.74 -    6.74       1,895           0.70    1.25   -    1.80   -19.82  -  -19.38
            2001                          447     5.91 -    8.36       3,673           0.47    1.25   -    1.80   -32.10  -  -31.72

    Investments in the STI Classic
       Variable Trust Sub-Accounts:
          STI Capital Appreciation
            2004                          259     8.38 -    9.12       2,277           0.20    1.25   -    1.80     4.85  -    5.43
            2003                          223     7.99 -    8.65       1,871           0.00    1.25   -    1.80    16.34  -   16.98
            2002                          168     6.87 -    7.40       1,219           0.00    1.25   -    1.80   -23.28  -  -22.86
            2001                           79     8.95 -    9.59         751           0.01    1.25   -    1.80    -7.04  -   -6.53
          STI International Equity
            2004                            9     9.49 -   10.51          92           1.54    1.25   -    1.80    17.22  -   17.86
            2003                           10     8.09 -    8.91          91           0.38    1.25   -    1.80    34.87  -   35.61
            2002                           34     6.00 -    6.57         226           0.00    1.25   -    1.80   -20.04  -  -19.60
            2001                          128     7.50 -    8.18       1,041           0.00    1.25   -    1.80   -24.95  -  -18.44
          STI Value Income Stock
            2004                          533    10.44 -   12.68       5,826           1.38    1.25   -    1.80    13.24  -   13.86
            2003                          192     9.17 -   11.20       1,857           1.30    1.25   -    1.80    20.92  -   21.59
            2002                          241     7.54 -    9.26       1,864           1.07    1.25   -    1.80   -18.47  -  -18.02
            2001                          372     9.20 -   11.36       3,456           2.31    1.25   -    1.80    -2.91  -   -2.37

    Investments in the Strong
       Opportunity Fund II, Inc.
         Sub-Account:
          Opportunity Fund II
            2004                        1,535    10.78 -   16.65      21,042           0.00    1.25   -    1.80    16.11  -   16.75
            2003                        1,351     9.28 -   14.26      16,545           0.08    1.25   -    1.80    34.57  -   35.31
            2002                        1,225     6.90 -   10.54      11,660           0.48    1.25   -    1.80   -28.13  -  -27.73
            2001                          864     9.60 -   14.59      11,873           0.49    1.25   -    1.80    -5.43  -   -4.91

    Investments in the Strong
       Variable Insurance Funds, Inc.
         Sub-Accounts:
          Discovery Fund II
            2002 (ab)                       -      N/A -     N/A           -           0.00    1.25   -    1.80      N/A  -     N/A
            2001                          107     9.46 -   12.14       1,269           1.11    1.25   -    1.80     2.21  -    2.78

    (ab) For the period beginning January 1, 2002 and ended May 16, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Strong
       Variable Insurance Funds, Inc.
         Sub-Accounts (continued):
          Mid Cap Growth Fund II
            2004                        1,095  $  5.18 - $ 11.84  $    9,446           0.00%   1.25%  -    1.80%   17.03% -   17.68%
            2003                          966     4.43 -   10.06       7,403           0.00    1.25   -    1.80    31.82  -   32.55
            2002                          723     3.36 -    7.59       4,578           0.00    1.25   -    1.80   -38.66  -  -38.32
            2001                          760     5.47 -   12.31       8,300           0.00    1.25   -    1.80   -32.02  -  -31.64

    Investments in the T. Rowe
       Price Equity Series, Inc.
       Sub-Accounts:
          T. Rowe Price Equity
           Income
            2004                        2,869    13.63 -   14.91      41,370           1.63    1.25   -    1.80    12.87  -   13.49
            2003                        2,216    12.07 -   13.14      28,311           1.57    1.25   -    1.80    23.26  -   23.94
            2002                        1,609     9.79 -   10.60      16,770           1.93    1.25   -    1.80   -14.67  -  -14.20
            2001                        1,303    11.48 -   12.36      15,986           1.64    1.25   -    1.80    -0.36  -    0.20
          T. Rowe Price Mid-Cap
           Growth
            2004                        2,104    11.96 -   18.12      32,416           0.00    1.25   -    1.80    16.23  -   16.87
            2003                        1,994    10.29 -   15.51      26,891           0.00    1.25   -    1.80    35.92  -   36.67
            2002                        1,181     7.57 -   11.35      12,238           0.00    1.25   -    1.80   -22.66  -  -22.23
            2001                          734     9.79 -   14.59      10,238           0.00    1.25   -    1.80    -2.70  -   -2.16
          T. Rowe Price New
           America Growth
            2004                          469     7.93 -    9.95       4,315           0.06    1.25   -    1.80     8.91  -    9.51
            2003                          398     7.28 -    9.09       3,398           0.00    1.25   -    1.80    32.70  -   33.43
            2002                          410     5.49 -    6.81       2,661           0.00    1.25   -    1.80   -29.59  -  -29.20
            2001                          178     7.80 -    9.62       1,678           0.00    1.25   -    1.80   -22.04  -  -12.95

    Investments in the T. Rowe
       Price Equity Series, Inc. - II
       Sub-Accounts:
          T. Rowe Price Blue Chip
           Growth II
            2004 (b)                      325    10.40 -   10.49       3,405           0.80    1.35   -    2.30     3.98  -    4.90
          T. Rowe Price Equity
           Income II
            2004 (b)                    1,161    10.99 -   11.11      12,863           1.25    1.35   -    2.45     9.93  -   11.06

    (b) For period beginning February 2, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the T. Rowe
       Price International Series,
       Inc. Sub-Account:
          T. Rowe Price
           International Stock
            2004                          783  $  7.51 - $ 10.34  $    7,284           1.26%   1.25%  -    1.80%   11.74% -   12.36%
            2003                          563     6.72 -    9.20       4,715           1.36    1.25   -    1.80    28.20  -   28.90
            2002                          376     5.24 -    7.14       2,549           0.72    1.25   -    1.80   -19.75  -  -19.31
            2001                          574     6.53 -    8.85       4,955           2.60    1.25   -    1.80   -23.61  -  -23.19

    Investments in The Universal
       Institutional Funds, Inc.
       Sub-Accounts:
          Van Kampen UIF
           Equity Growth
            2004 (a) (n) (p) (s)        2,825    10.72 -   10.78      30,428           0.34    1.35   -    2.15     7.22  -    7.81
          Van Kampen UIF
           High Yield
            2004                          812    11.32 -   11.63       8,803           6.00    1.35   -    2.15     7.13  -    8.01
            2003                          559    10.56 -   10.77       5,631           0.00    1.35   -    2.15     5.62  -   24.01
            2002                          292     8.60 -    8.68       2,361          12.05    1.35   -    2.05   -14.01  -   -8.52
            2001                          166     9.48 -    9.49       1,437          14.19    1.35   -    1.80    -5.24  -   -5.08
          Van Kampen UIF
           Mid Cap Growth
            2004                          719     9.90 -   10.00       7,161           0.00    1.40   -    1.60    19.67  -   19.91
            2003                          651     8.27 -    8.34       5,414           0.00    1.40   -    1.60    39.52  -   39.80
            2002                          438     5.93 -    5.97       2,605           0.00    1.40   -    1.60   -32.25  -  -32.12
            2001                          337     8.75 -    8.79       2,959           0.00    1.40   -    1.60   -30.44  -  -30.30
          Van Kampen UIF
           U.S. Mid Cap
           Value (q) (t) (v)
            2004                        3,402    11.26 -   11.33      41,777           0.04    1.25   -    2.15    12.63  -   13.33
            2003                          502    12.35 -   12.45       6,228           0.00    1.40   -    1.60    39.27  -   39.54
            2002                          453     8.87 -    8.92       4,037           0.00    1.40   -    1.60   -29.17  -  -29.02
            2001                          285    12.52 -   12.57       3,581           0.00    1.40   -    1.60    -4.70  -   -4.50

    (a) For period beginning April 30, 2004 and ended December 31, 2004
    (n) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity
        Growth
    (p) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth
    (q) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
    (s) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity Growth
    (t) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
    (v) Previously known as Van Kampen UIF Mid Cap Core

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in The Universal
       Institutional Funds, Inc.
       (Class II) Sub-Accounts:
          Van Kampen UIF
           Equity Growth
           (Class II)
            2004 (b)                      108  $ 10.30 - $ 10.38  $    1,121           0.04%   1.35%  -    2.25%    2.97% -    3.83%
          Van Kampen UIF U.S.
           Real Estate (Class II)
            2004                        1,023    12.74 -   17.16      13,559           0.77    1.35   -    2.30    27.40  -   34.24
            2003 (w)                       68    12.72 -   12.78         871           0.00    1.35   -    2.05    27.19  -   27.80

    Investments in the Van Eck
       Worldwide Insurance Trust
         Sub-Accounts:
          Van Eck Worldwide
           Absolute Return
            2004 (b)                       91     9.83 -    9.92         898           0.00    1.35   -    2.30    -1.70  -   -0.83

    Investments in the Van Eck
       Worldwide Insurance Trust
         Sub-Accounts (continued):
          Van Eck Worldwide
           Emerging Markets
            2004 (b)                       53    12.00 -   12.11         637           0.00    1.35   -    2.30    20.00  -   21.06
          Van Eck Worldwide
           Hard Assets
            2004 (b)                       97    12.35 -   12.45       1,200           0.00    1.35   -    2.30    23.46  -   24.55

    Investments in the Van Kampen
       Life Investment Trust
         (Class II) Sub-Accounts:
          LIT Aggressive Growth
           (Class II)
            2004 (b) (k) (r)              897    11.01 -   11.16       9,985           0.00    1.25   -    2.30    10.14  -   11.56
          LIT Government
           (Class II)
            2004 (b)                      387    10.10 -   10.19       3,931           0.00    1.35   -    2.30     0.98  -    1.87

    (b) For period beginning February 2, 2004 and ended December 31, 2004
    (k) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
    (r) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
    (w) For the period beginning May 1, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation
                                       Units    Unit Fair Value   Net Assets   Investment          Expense              Total
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*        Ratio**            Return***
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
    Investments in the Van Kampen
       Life Investment Trust
         (Class II) Sub-Accounts
         (continued):
          LIT Growth and Income
           (Class II)
            2004                        3,503  $ 10.99 - $ 11.60  $   40,040           0.58%   1.25%  -    2.30%    9.86% -   12.70%
            2003                        1,743    10.02 -   10.29      17,817           0.39    1.25   -    2.15     0.16  -   26.09
            2002                          588     8.04 -    8.16       4,773           0.20    1.25   -    1.95   -19.60  -  -18.37
            2001 (y)                       20     9.62 -    9.64         196           0.00    1.35   -    1.80    -3.77  -   -3.60

    (y) For the period beginning August 1, 2001 and ended December 31, 2001

                                     PART C

                                OTHER INFORMATION

                   ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

         None

The following financial statements are included in Part B of the Registration
Statement:

     The financial statements (prepared using accounting principles generally accepted in the United States of America) for Lincoln Benefit Life Company as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004.

     The financial statements (prepared using accounting principles generally accepted in the United States of America) of the sub-accounts comprising the Lincoln Benefit Life Variable Annuity Account as of December 31, 2004, and for each of the years in the two-year period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b) Exhibits

      (1)Resolution of the Board of Directors of Lincoln Benefit Life Company
         authorizing the establishment of the
         Lincoln Benefit Life Variable Annuity Account....................................................(2)

      (2)  Custody Agreements ............................................................................(not applicable)

      (3)  (a)  Principal Underwriting Agreement..........................................................(4)

           (b)  Form of Selling Agreement.................................................................(5)

      (4)  Variable Annuity Contract......................................................................(2)

      (5)  Application for Contract.......................................................................(2)

      (6) Depositor--Corporate Documents

           (a)  Articles of Incorporation of Lincoln Benefit Life Company,as amended......................(1)

           (b)  By-Laws of Lincoln Benefit Life Company.................................................. (1)

      (7) Reinsurance Contract............................................................................(2)

      (8) Participation Agreements:

           (a)  Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company.......................................................... (1)

           (b) Participation Agreement among Lincoln Benefit Life Company,
                Variable Insurance Products Fund and Fidelity Distributors Corporation.................... (1)

           (c) Participation Agreement among Lincoln Benefit Life Company,
                Variable Insurance Products Fund II and Fidelity Distributors Corporation................. (1)

           (d) (1) Participation Agreement among The Alger American Fund,
                      Lincoln Benefit Life Company and Fred Alger and Company, Incorporated............... (1)

                (2) Service Agreement between Fred Alger Management, Inc. and
                      Lincoln Benefit Life Company........................................................ (1)

           (e)  (1)  Participation Agreement between Scudder Variable Life
                      Investment Fund and Lincoln Benefit Life Company.................................... (1)

                (2) Reimbursement Agreement by and between Scudder,
                      Stevens & Clark, Inc. And Lincoln Benefit Life Company.............................. (1)

                (3)   Participating Contract and Policy Agreement between
                      Scudder Investor Services, Inc. and Lincoln Benefit
                      Financial Services.................................................................. (1)

           (f)  Form of Participation Agreement among Lincoln Benefit Life
                Company, Strong Variable Insurance Funds, Inc., Strong
                Opportunity Fund II, Inc., Strong Capital
                Management, Inc., and Strong Funds Distributors, Inc...................................... (1)

           (g)  Form of Participation Agreement among T. Rowe Price Equity
                Series, Inc., T. Rowe Price International Series, Inc., T. Rowe
                Price Investment Services, Inc., and Lincoln
                Benefit Life Company...................................................................... (1)

           (h)  Form of Participation Agreement among MFS Variable Insurance
                Trust, Lincoln Benefit Life Company, and
                Massachusetts Financial Services Company.................................................. (1)

           (i)  Form of Participation Agreement between Lincoln Benefit
                Life Company, Insurance Management Series and
                Federated Securities Corp................................................................. (1)

           (j)  Form of Participation Agreement between Lincoln Benefit
                Life Company, STI Classic Variable Trust and STI Capital Management....................... (5)

           (k) Form of Participation Agreement (Service Shares) among Janus
               Aspen Series and Lincoln Benefit Life Company.............................................. (8)

           (l)  Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust............................................................. (9)

           (m) Form of Participation Agreement among Oppenheimer Variable
               Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company ................... (8)

           (n) Form of Participation Agreement among PIMCO Variable Insurance
               Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC........................ (6)

           (o) Form of Participation Agreement among Putnam Variable Trust,
               Putnam Retail Management, Inc., and Lincoln Benefit Life Company........................... (8)

           (p)  Form of Participation Agreement among Van Kampen Investment
                Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
                Inc., and Lincoln Benefit Life Company.................................................... (8)

           (q)  (1)   Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust.......................................................... (6)

           (q)  (2)   Amendment to Participation Agreement Among OCC Accumulation
                      Trust, OCC Distributors, and Lincoln Benefit Life Company........................... (7)

         (r) Form of Participation Agreement among Lincoln Benefit Life Company,
             The Universal Institutional Funds, Inc. and Miller
             Anderson & Sherrerd, LLP......................................................................(6)

         (s) Form of Participation Agreement between Salomon Brothers Variable
             Series Funds Inc., and Salomon Brothers Asset
             Management Inc................................................................................(6)

         (t) Form of Participation Agreement among AIM Variable Insurance
             Funds, Inc., AIM Distributors, Inc., and Lincoln Benefit
             Life Company .................................................................................(8)

         (u) Form of Participation Agreement among Wells Fargo Variable Trust,
             Wells Fargo Funds Distributor, LLC and Lincoln Benefit Life Company (filed herewith)




(9) Opinion and Consent of Counsel (3)

(10)     Consent of Independent Registered Public Accounting Firm
         (filed herewith)

(11)     Financial Statements Omitted from Item 23 (not applicable)

(12)     Initial Capitalization Agreement (not applicable)

(27)     Financial Data Schedules (not applicable)

(99)(a) Powers of Attorney for Lawrence W. Dahl, Douglas F. Gaer, John C. Lounds, Samuel H. Pilch, Casey J. Sylla, Michael J. Velotta, B. Eugene Wraith, (10)

(99)(b) Power of Attorney for Kevin R. Slawin (11)

(99)(c) Power of Attorney for John C. Pintozzi, Douglas B. Welch, Steven C. Verney (filed herewith)


(1) Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Pre-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed July 24, 1998.

(4) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed January 28, 1998.

(5) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed April 1, 1999

(6) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(7) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, (File No. 333-61146) filed August 8, 2001

(9) Pre-effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(10) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, filed April 14, 2003.

(11) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, filed April 19, 2004.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          --------------------------------------------
Lawrence W. Dahl                    Director, Executive Vice President
Douglas F. Gaer                     Executive Vice President
John C. Lounds                      Director
John C. Pintozzi                    Director, Sr. Vice President
Kevin R. Slawin                     Director
Casey J. Sylla                      Director, Chairman of the Board and Chief Executive Officer
Michael J. Velotta                  Director, Sr. Vice President, General Counsel and Secretary
Douglas B. Welch                    Director, Vice President
B. Eugene Wraith                    Director, President and Chief Operating Officer
Samuel H. Pilch                     Group Vice President and Controller
Joseph Patrick Rath                 Assistant Vice President, Assistant General Counsel and Assistant Secretary
Eric A. Simonson                    Sr. Vice President and Chief Investment Officer
Dean M. Way                         Sr. Vice President and Actuary
Karen Gardner                       Vice President
Anson J. Glacy, Jr.                 Vice President
John E. Smith                       Vice President
Steven C. Verney                    Treasurer
Bob W. Birman                       Vice President
Randy DeCoursey                     Vice President
Teresa N. Carnazzo                  Vice President
William F. Emmons                   Vice President, Assistant General Counsel & Assistant Secretary
Georgia Feiste                      Vice President
Sharyn L. Jenson                    Vice President
Heidi Kelle                         Vice President
Scott Lawson                        Vice President
Barb Raymond                        Vice President
Stanley G. Shelley                  Vice President
Robert L. Vance                     Vice President and Assistant Treasurer
Jeanette Wellsandt                  Vice President
Errol Cramer                        Appointed Actuary
Karen Burckhardt                    Assistant Vice President
Joanne M. Derrig                    Assistant Vice President and Chief Privacy Officer
Philip Emmanuele                    Assistant Vice President
Lisa J. Flanary                     Assistant Vice President
Maria D. McNitt                     Assistant Vice President
Mary J. McGinn                      Assistant Secretary
Nancy Bufalino                      Assistant Treasurer
Barry S. Paul                       Assistant Treasurer
Robert E. Transon                   Assistant Vice President
Timothy N. Vander Pas               Assistant Vice President
Nestor Almaria                      Authorized Representative
Lynn Cirrincione                    Authorized Representative
Dave Simek                          Authorized Representative



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed February 24, 2005.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2005, the Registrant has 14,587 qualified contract owners and 6,303 non-qualified contract owners.

ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

Name                          Position with Distributor
-------------                 ------------------------------------------------
John E. Smith                 Director, President, Chief Executive Officer
Casey J. Sylla                Director
Michael J. Velotta            Director and Secretary
Marian Goll                   Vice President, Treasurer and Financial
                              Operations Principal
Andrea J. Schur               Vice President
Maribel V. Gerstner           Assistant Vice President and Compliance Officer
Joanne M. Derrig              Assistant Vice President and Chief Privacy Officer
William F. Emmons             Assistant Secretary
Mary J. McGinn                Assistant Secretary
Barry S. Paul                 Assistant Treasurer
Joseph Patrick Rath           Vice President, General Counsel and Secretary
Nancy Bufalino                Assistant Treasurer
Steven C. Verney              Assistant Treasurer



    (b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

            (1)                          (2)                (3)                  (4)            (5)
                                Net Underwriting
     Name of Principal             Discounts and      Compensation           Brokerage
        Underwriter                 Commission        on Redemption          Commission      Compensation
         ALFS, Inc                       0                0                      0               0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506-4142.

The Principal Underwriter, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


ITEM 31. MANAGEMENT SERVICES
None.


ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.




REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

     The Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 4, 2005.

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                        By: LINCOLN BENEFIT LIFE COMPANY
                   ------------------------------------------
                                   (DEPOSITOR)

                            By: /s/ B. EUGENE WRAITH
                   ------------------------------------------
                                B. Eugene Wraith
                      PRESIDENT AND CHIEF OPERATING OFFICER

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons and in the capacities on April 4, 2005.

Name                                  Title
------------------------------        --------------------------

/s/ B. Eugene Wraith                  Director, President and Chief Operating
-------------------------------       Officer
(Principal Executive Officer)



/s/ Samuel H. Pilch                   Group Vice President and Controller
------------------------------
(Principal Accounting Officer)



/s/ Steven C. Verney                  Treasurer
-----------------------------
(Principal Financial Officer)



/s/ Lawrence W. Dahl                  Director, Executive Vice President
----------------------------



/s/ Douglas F. Gaer                   Executive Vice President
----------------------------



/s/ John C. Lounds                    Director
----------------------------



/s/ Douglas B. Welch                  Director, Vice President
----------------------------



/s/ John C. Pintozzi                  Director, Senior Vice President and
----------------------------          Chief Financial Officer



/s/ Kevin R. Slawin                   Director
----------------------------



/s/ Michael J. Velotta                Director, Senior Vice President,
----------------------------          General Counsel and Secretary



/s/ Casey J. Sylla                    Director, Chairman of the Board and
----------------------------          Chief Executive Officer


                                INDEX TO EXHIBITS
                                       FOR
                      POST-EFFECTIVE AMENDMENT ON FORM N-4
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO.                                                  SEQUENTIAL PAGE NO.
-----------                                                  -------------------

8 (u) Form of Participation Agreement among Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC and Lincoln Benefit Life Company


10              Consent of Independent Registered Public Accounting Firm

99 (c)          Power of Attorney for John C. Pintozzi, Douglas B. Welch,
                Steven C. Verney